                        METROPOLITAN SERIES FUND, INC.

                                   FORM N-14

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                                March 24, 2003

   This Statement of Additional Information (the "SAI") relates to the proposed mergers (collectively the "Mergers") of the Bond Index Fund, Asset Allocation Fund, Managed Equity Fund, S&P 500 Index Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund and International Index Fund (collectively, the "General American Funds"), each a series of the General American Capital Company ("GACC"), into the Lehman Brothers(R) Aggregate Bond Index Portfolio, State Street Research Diversified Portfolio, State Street Research Large Cap Value Portfolio, MetLife Stock Index Portfolio, State Street Research Aggressive Growth Portfolio, State Street Research Aurora Portfolio and Morgan Stanley EAFE(R) Index Portfolio (collectively the "Met Funds"), each a series of the Metropolitan Series Fund, Inc. (the "Company"). GACC and the Company are Maryland corporations.

   This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated March 24, 2003 (the "Prospectus/Proxy Statement") of the Met Funds, which relates to the Mergers. As described in the Prospectus/Proxy Statement, the Mergers would involve the transfer of all the assets of each General American Fund in exchange for shares of the corresponding Met Fund and the assumption of all the liabilities of the General American Fund by the corresponding Met Fund. Each General American Fund would distribute the Met Fund shares it receives to its shareholders in complete liquidation of the General American Fund.

   This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to the Metropolitan Life Insurance Company, 501 Boylston Street, Boston, MA 02116.

                               TABLE OF CONTENTS

        I.  Additional Information about the Met Funds............. 3

        II. Financial Statements................................... 3

                I.  Additional Information about the Met Funds.

   Incorporated by reference to Part B of Post-Effective Amendment No. 32 to the Company's Registration Statement on Form N-1A (File No. 002-80751 filed on April 12, 2002).

                          II.  Financial Statements.

   This SAI is accompanied by the Company's Annual Report for the fiscal year ended December 31, 2002, which contains historical financial information regarding the Met Funds. Such report has been filed with the SEC and is incorporated herein by reference. This SAI is also accompanied by GACC's Annual Report for the fiscal year ended December 31, 2002, which contains historical financial information regarding the General American Funds. Such report has been filed with the SEC and is incorporated herein by reference.

   Unaudited pro forma financial statements of each Met Fund for its acquisition of the corresponding General American Fund are provided on the following pages.

    Metropolitan Series Fund Lehman Aggregate Bond Index Portfolio Combined
                                (unaudited) (c)

                               December 31, 2002


    Par
   Value    Asset Name                                   Coupon Maturity Date Market Value
   -----    ----------                                   ------ ------------- ------------
$   500,000 A.H. Belo Corp.............................. 8.000   11/01/2008   $    563,402
  1,000,000 Abbey National, Plc......................... 6.690   10/17/2005      1,106,814
    145,000 Abbott Laboratories......................... 5.600   10/01/2003        148,996
    300,000 Abbott Laboratories......................... 5.625   07/01/2006        326,685
    500,000 ABN-AMRO Bank N.V. (New York Branch)........ 7.125   10/15/2093        513,226
    230,000 ABN-AMRO Bank NV--New York Branch........... 7.750   05/15/2023        262,450
    225,000 Albertsons, Inc............................. 6.625   06/01/2028        225,101
    300,000 Alcoa, Inc.................................. 6.500   06/01/2011        339,948
    400,000 Alcoa, Inc.................................. 6.000   01/15/2012        440,241
  1,000,000 Alcoa, Inc.................................. 5.375   01/15/2013      1,060,440
    150,000 Allstate Corp............................... 6.900   05/15/2038        165,647
    500,000 Alltel Corp................................. 6.800   05/01/2029        534,555
    500,000 Alltel Corp................................. 7.875   07/01/2032        605,665
    250,000 American General Corp....................... 8.500   07/01/2030        325,816
  1,000,000 American General Finance Corp............... 5.375   10/01/2012      1,022,155
    600,000 Anadarko Petroleum Corp..................... 5.375   03/01/2007        641,259
    500,000 Anheuser-Busch Cos., Inc.................... 7.500   03/15/2012        616,100
    400,000 Anthem, Inc................................. 6.800   08/01/2012        437,522
  1,000,000 AOL Time Warner, Inc........................ 6.150   05/01/2007      1,039,008
    300,000 AOL Time Warner, Inc........................ 7.625   04/15/2031        309,327
    300,000 Apache Finance Canada Corp.................. 7.750   12/15/2029        377,278
    200,000 Archer-Daniels-Midland Co................... 8.875   04/15/2011        257,149
     45,000 Asian Development Bank...................... 5.750   05/19/2003         45,723
      3,157 Asset Backed Securities Corp................ 7.570   03/21/2024          3,154
    500,000 Associates Corp. North America.............. 5.800   04/20/2004        524,902
    600,000 Associates Corp. North America.............. 6.250   11/01/2008        666,874
    200,000 Associates Corp. North America.............. 6.950   11/01/2018        227,613
    976,000 AT&T Broadband Corp......................... 8.375   03/15/2013      1,108,659
    500,000 AT&T Corp................................... 7.000   11/15/2006        534,401
     45,000 AT&T Corp................................... 6.000   03/15/2009         44,867
    500,000 AT&T Corp................................... 6.500   03/15/2013        500,852
    300,000 AT&T Wireless Services, Inc................. 8.750   03/01/2031        294,000
    300,000 Atlantic Richfield Co....................... 5.900   04/15/2009        336,166
    500,000 Axa Financial, Inc.......................... 7.750   08/01/2010        569,783
  1,500,000 Banc One Corp............................... 7.600   05/01/2007      1,758,687
    500,000 Bank America Corp........................... 5.250   02/01/2007        537,694
    150,000 Bank of America............................. 7.800   02/15/2010        178,606
    300,000 Bank of America Corp........................ 7.400   01/15/2011        353,806
    250,000 Bank One Corp............................... 7.625   08/01/2005        281,585
    500,000 Bank One N.A.--Illinois..................... 5.500   03/26/2007        545,148
    800,000 Bank One Texas N.A.......................... 6.250   02/15/2008        902,573
    500,000 Bear Stearns Co., Inc....................... 5.700   01/15/2007        540,456
    250,000 Bear Stearns Co., Inc....................... 7.800   08/15/2007        292,571
    800,000 Bear Stearns Commercial Mortgage Securities,
              Inc....................................... 7.080   07/15/2031        926,412
    200,000 Bear Stearns Commercial Mortgage Securities,
              Inc....................................... 7.780   02/15/2032        239,382

    Metropolitan Series Fund Lehman Aggregate Bond Index Portfolio Combined
                                (unaudited) (c)

                               December 31, 2002


    Par
   Value      Asset Name                                       Coupon Maturity Date Market Value
   -----      ----------                                       ------ ------------- ------------
$ 1,000,000   Bear Stearns Commercial Mortgage Securities,
                Inc........................................... 8.134   02/15/2032   $  1,192,698
    300,000   Bell Atlantic Financial Services, Inc........... 7.600   03/15/2007        341,619
    750,000   BellSouth Capital Funding Corp.................. 7.750   02/15/2010        888,017
    250,000   Bellsouth Capital Funding Corp.................. 7.875   02/15/2030        306,888
    550,000   Boeing Capital Corp............................. 5.650   05/15/2006        576,879
    460,000   Boeing Co....................................... 7.250   06/15/2025        498,104
    500,000   BP Canada Finance............................... 3.375   10/31/2007        506,004
    500,000   Bristol-Myers Squibb Co......................... 4.750   10/01/2006        525,671
    300,000   British Telecommunications, Plc................. 7.875   12/15/2005        338,321
    500,000   British Telecommunications, Plc................. 8.375   12/15/2010        599,449
    600,000   Burlington Resources Finance Co................. 5.700   03/01/2007        645,135
    500,000   Burlington Resources Finance Co................. 6.400   08/15/2011        552,130
    190,000   California Infrastructure & Economic Development 6.480   12/26/2009        213,917
    400,000   Campbell Soup Co................................ 5.500   03/15/2007        432,926
    200,000   Capital One Bank................................ 6.700   05/15/2008        186,000
    500,000   Carnival Corp................................... 6.150   04/15/2008        517,095
    250,000   Caterpillar, Inc................................ 7.250   09/15/2009        292,146
  1,800,000   CBS, Inc........................................ 7.150   05/20/2005      1,987,489
    500,000   Centex Corp..................................... 7.500   01/15/2012        554,477
    250,000   Chase Commercial Mortgage Securities Corp....... 6.390   11/18/2030        279,626
    115,000   Chase Credit Card Owner Trust................... 6.660   01/15/2007        122,860
    300,000   Chase Funding Mortgage Loan..................... 6.550   03/25/2013        322,099
  1,000,000   Chase Funding Mortgage Loan..................... 4.788   03/25/2020      1,022,880
    151,000   Chase Manhattan Corp............................ 7.125   02/01/2007        169,319
  1,500,000   Chase Manhattan Corp............................ 7.000   11/15/2009      1,662,512
    125,000   Chemical Master Credit Card Trust I............. 5.980   09/15/2008        136,839
  2,000,000   Chevron Phillips Chemical Co. LLC............... 5.375   06/15/2007      2,104,313
    350,000   Chubb Corp...................................... 6.000   11/15/2011        369,032
    100,000   Cingular Wireless, L.L.C........................ 7.125   12/15/2031        102,917
    400,000   CIT Group, Inc.................................. 7.750   04/02/2012        448,335
  1,000,000   Citibank Credit Card Issuance Trust............. 4.100   12/07/2006      1,040,410
    190,000   Citibank Credit Card Issuance Trust............. 7.450   09/15/2007        209,447
    228,000   Citibank Credit Card Master Trust I............. 5.300   01/09/2006        236,625
    600,000   Citibank Credit Card Master Trust I............. 6.100   05/15/2008        662,850
  2,000,000   Citigroup, Inc.................................. 5.750   05/10/2006      2,172,258
    750,000   Citigroup, Inc.................................. 6.200   03/15/2009        837,625
    250,000   Citigroup, Inc.................................. 7.250   10/01/2010        287,911
  1,000,000   Citizens Communications Co...................... 8.500   05/15/2006      1,096,754
    500,000   Citizens Communications Co...................... 7.625   08/15/2008        553,582
    600,000   Clear Channel Communications, Inc............... 6.000   11/01/2006        645,658
    300,000   Coca-Cola Enterprises, Inc...................... 6.950   11/15/2026        341,688
    250,000   Comcast Cable Communications.................... 8.375   05/01/2007        280,083
    235,000   Commonwealth Edison Co.......................... 6.400   10/15/2005        255,244
    500,000   Conagra, Inc.................................... 6.000   09/15/2006        547,126
  1,500,000   Conagra, Inc.................................... 6.750   09/15/2011      1,705,738
    500,000   Conoco Funding Co............................... 6.350   10/15/2011        558,340

    Metropolitan Series Fund Lehman Aggregate Bond Index Portfolio Combined
                                (unaudited) (c)

                               December 31, 2002


    Par
   Value      Asset Name                                  Coupon Maturity Date Market Value
   -----      ----------                                  ------ ------------- ------------
$ 1,200,000   Conoco, Inc................................ 5.900   04/15/2004   $  1,258,242
    300,000   Conoco, Inc................................ 6.950   04/15/2029        338,255
  1,150,000   Consolidated Edison Co..................... 6.450   12/01/2007      1,302,796
  1,000,000   Consolidated Edison Co., New York Inc...... 7.500   09/01/2010      1,183,700
    400,000   Costco Wholesale Corp...................... 5.500   03/15/2007        432,926
    500,000   Countrywide Funding Corp................... 5.625   05/15/2007        536,160
    250,000   Cox Communications, Inc.................... 7.750   11/01/2010        283,252
    300,000   CSX Corp................................... 7.450   05/01/2007        343,964
    200,000   CSX Corp................................... 6.750   03/15/2011        223,656
    500,000   CSX Corp................................... 7.900   05/01/2017        642,175
    600,000   Daimler Chrysler North America............. 6.400   05/15/2006        648,664
    350,000   Daimler Chrysler North America............. 8.000   06/15/2010        403,487
  1,000,000   Daimlerchrysler Auto Trust................. 3.850   04/06/2006      1,029,450
    447,000   Dayton Hudson Corp......................... 6.400   02/15/2003        449,266
    300,000   Deere & Co................................. 7.850   05/15/2010        359,829
    300,000   Delphi Automotive Systems Corp............. 7.125   05/01/2029        295,900
    435,000   Detroit Edison Co.......................... 6.190   03/01/2013        486,652
    500,000   Deutsche Ausgleichs Bank................... 6.500   09/15/2004        538,111
  1,000,000   Deutsche Telekom International Finance B.V. 1.000   06/15/2005      1,092,938
  1,900,000   Devon Financing Corp....................... 6.875   09/30/2011      2,120,296
    800,000   Diageo Capital, Plc........................ 6.625   06/24/2004        856,456
    500,000   Diageo Capital, Plc........................ 6.125   08/15/2005        547,455
  1,000,000   Discover Card Master Trust I............... 5.300   11/16/2006      1,046,910
  1,445,000   Dominion Resources, Inc.................... 7.625   07/15/2005      1,585,190
    300,000   Dominion Resources, Inc.................... 8.125   06/15/2010        350,115
    300,000   Donaldson Lufkin & Jenrette................ 6.500   06/01/2008        327,249
  1,000,000   Duke Energy Co............................. 6.250   01/15/2012      1,043,670
    300,000   E. I. du Pont de Nemours................... 6.875   10/15/2009        351,675
    200,000   EOP Operating.............................. 6.375   02/15/2003        200,889
  1,000,000   EOP Operating, L.P......................... 8.375   03/15/2006      1,124,040
    250,000   Equitable Cos., Inc........................ 6.500   04/01/2008        271,350
  1,000,000   European Investment Bank................... 4.000   08/30/2005      1,048,640
    300,000   Exelon Generation Co., L.L.C............... 6.950   06/15/2011        325,392
  1,650,000   Federal Farm Credit Bank................... 6.380   11/27/2006      1,871,001
  1,000,000   Federal Farm Credit Banks.................. 5.750   01/18/2011      1,110,271
  3,600,000   Federal Home Loan Bank..................... 5.375   01/05/2004      3,744,612
  3,800,000   Federal Home Loan Bank..................... 3.875   12/15/2004      3,954,584
    400,000   Federal Home Loan Bank..................... 6.340   06/13/2005        442,001
  5,000,000   Federal Home Loan Bank..................... 6.500   11/15/2005      5,586,950
  4,000,000   Federal Home Loan Banks.................... 5.375   01/05/2004      4,166,340
  1,500,000   Federal Home Loan Banks.................... 6.250   08/13/2004      1,605,176
  2,000,000   Federal Home Loan Banks.................... 4.125   11/15/2006      2,104,216
  1,000,000   Federal Home Loan Banks.................... 4.875   02/15/2007      1,077,939
  1,070,000   Federal Home Loan Banks.................... 7.250   02/15/2007      1,253,073
  2,400,000   Federal Home Loan Mortgage................. 5.000   01/15/2004      2,489,808
  2,875,000   Federal Home Loan Mortgage................. 7.000   03/15/2010      3,446,291
    258,497   Federal Home Loan Mortgage................. 7.000   06/01/2011        274,443

    Metropolitan Series Fund Lehman Aggregate Bond Index Portfolio Combined
                                (unaudited) (c)

                               December 31, 2002


    Par
   Value      Asset Name                            Coupon Maturity Date Market Value
   -----      ----------                            ------ ------------- ------------
$   353,419   Federal Home Loan Mortgage........... 7.000   12/01/2015   $    374,537
    553,480   Federal Home Loan Mortgage........... 7.500   03/01/2016        590,670
  1,027,814   Federal Home Loan Mortgage........... 6.000   04/01/2016      1,072,642
  3,985,130   Federal Home Loan Mortgage........... 5.500   11/01/2017      4,133,506
    272,900   Federal Home Loan Mortgage........... 7.500   08/01/2024        290,927
    153,316   Federal Home Loan Mortgage........... 7.500   11/01/2024        163,444
    114,768   Federal Home Loan Mortgage........... 7.500   10/01/2026        122,398
    107,125   Federal Home Loan Mortgage........... 8.000   02/01/2027        115,274
    423,149   Federal Home Loan Mortgage........... 7.500   10/01/2027        449,509
     98,761   Federal Home Loan Mortgage........... 7.000   12/01/2027        103,548
    213,311   Federal Home Loan Mortgage........... 8.000   10/01/2028        229,538
  1,097,890   Federal Home Loan Mortgage........... 6.000   11/01/2028      1,135,087
    220,247   Federal Home Loan Mortgage........... 7.000   11/01/2028        231,021
    429,305   Federal Home Loan Mortgage........... 6.000   12/01/2028        443,850
    700,398   Federal Home Loan Mortgage........... 6.000   02/01/2029        724,164
    699,497   Federal Home Loan Mortgage........... 6.000   04/01/2029        723,232
    179,514   Federal Home Loan Mortgage........... 7.000   04/01/2029        188,246
    288,583   Federal Home Loan Mortgage........... 6.000   05/01/2029        298,375
    165,382   Federal Home Loan Mortgage........... 7.000   05/01/2029        173,426
    448,259   Federal Home Loan Mortgage........... 7.000   06/01/2029        470,065
    541,045   Federal Home Loan Mortgage........... 7.000   07/01/2029        567,364
    243,361   Federal Home Loan Mortgage........... 6.500   10/01/2029        253,504
    815,795   Federal Home Loan Mortgage........... 7.500   10/01/2029        864,063
    439,511   Federal Home Loan Mortgage........... 6.500   02/01/2030        457,830
    663,205   Federal Home Loan Mortgage........... 7.500   05/01/2030        701,971
  2,297,798   Federal Home Loan Mortgage........... 7.000   01/01/2031      2,410,081
    965,000   Federal Home Loan Mortgage........... 6.750   03/15/2031      1,153,937
    556,653   Federal Home Loan Mortgage........... 6.000   06/01/2031        575,643
     99,438   Federal Home Loan Mortgage........... 6.000   07/01/2031        102,830
  4,207,667   Federal Home Loan Mortgage........... 6.000   08/01/2031      4,351,214
  1,421,905   Federal Home Loan Mortgage........... 6.500   08/01/2031      1,479,877
  1,794,517   Federal Home Loan Mortgage........... 6.000   09/01/2031      1,855,738
    353,954   Federal Home Loan Mortgage........... 6.500   10/01/2031        368,385
  2,504,607   Federal Home Loan Mortgage........... 6.500   11/01/2031      2,606,720
  1,974,742   Federal Home Loan Mortgage........... 7.000   12/01/2031      2,071,238
  8,634,237   Federal Home Loan Mortgage........... 6.500   03/01/2032      8,999,194
  4,908,064   Federal Home Loan Mortgage........... 6.000   04/01/2032      5,080,005
  1,492,637   Federal Home Loan Mortgage........... 6.000   11/01/2032      1,544,928
  3,000,000   Federal Home Loan Mortgage Corp...... 6.250   07/15/2004      3,213,669
  1,000,000   Federal Home Loan Mortgage Corp...... 7.000   07/15/2005      1,121,798
    500,000   Federal Home Loan Mortgage Corp...... 6.000   06/15/2011        566,304
    500,000   Federal Home Loan Mortgage Corp...... 5.500   09/15/2011        547,767
  2,000,000   Federal Home Loan Mortgage Corp...... 4.750   10/11/2012      2,020,412
  1,000,000   Federal National Mortgage Association 6.500   08/15/2004      1,078,002
  1,700,000   Federal National Mortgage Association 5.750   06/15/2005      1,853,743
  4,850,000   Federal National Mortgage Association 7.000   07/15/2005      5,438,789

    Metropolitan Series Fund Lehman Aggregate Bond Index Portfolio Combined
                                (unaudited) (c)

                               December 31, 2002


    Par
   Value      Asset Name                            Coupon Maturity Date Market Value
   -----      ----------                            ------ ------------- ------------
$   550,000   Federal National Mortgage Association 5.875   02/02/2006   $    607,167
  5,500,000   Federal National Mortgage Association 4.750   01/02/2007      5,826,260
  1,800,000   Federal National Mortgage Association 5.000   03/12/2007      1,811,412
  1,500,000   Federal National Mortgage Association 5.750   02/15/2008      1,680,647
  5,370,000   Federal National Mortgage Association 5.250   01/15/2009      5,874,978
  2,150,000   Federal National Mortgage Association 5.500   03/15/2011      2,357,678
  4,500,000   Federal National Mortgage Association 5.375   11/15/2011      4,882,680
    281,172   Federal National Mortgage Association 7.000   04/01/2012        298,500
  2,000,000   Federal National Mortgage Association 4.375   09/15/2012      2,006,160
    261,464   Federal National Mortgage Association 6.500   01/01/2013        275,629
     13,576   Federal National Mortgage Association 6.500   04/01/2013         14,311
    721,423   Federal National Mortgage Association 6.500   06/01/2013        760,507
     20,248   Federal National Mortgage Association 6.500   07/01/2013         21,345
  3,943,897   Federal National Mortgage Association 6.000   10/01/2013      4,137,559
    271,197   Federal National Mortgage Association 7.000   02/01/2014        287,911
    645,286   Federal National Mortgage Association 6.000   03/01/2014        676,745
    114,863   Federal National Mortgage Association 6.000   06/01/2014        120,462
    238,749   Federal National Mortgage Association 6.500   06/01/2014        251,495
    711,522   Federal National Mortgage Association 6.000   07/01/2014        746,210
    230,387   Federal National Mortgage Association 6.000   09/01/2014        241,619
    290,688   Federal National Mortgage Association 7.500   08/01/2015        310,076
 22,552,432   Federal National Mortgage Association 6.500   04/01/2017     23,787,696
  4,000,000   Federal National Mortgage Association 6.000   09/01/2017      4,187,260
  3,834,870   Federal National Mortgage Association 5.500   11/01/2017      3,976,860
    905,002   Federal National Mortgage Association 7.000   10/01/2021        951,438
    224,127   Federal National Mortgage Association 7.500   09/01/2025        238,347
     17,360   Federal National Mortgage Association 7.000   06/01/2026         18,250
    222,946   Federal National Mortgage Association 7.500   06/01/2026        236,823
      8,064   Federal National Mortgage Association 8.000   10/01/2026          8,688
     15,637   Federal National Mortgage Association 7.500   09/01/2027         16,598
     13,838   Federal National Mortgage Association 7.500   11/01/2027         14,689
      5,928   Federal National Mortgage Association 7.500   12/01/2027          6,292
    289,591   Federal National Mortgage Association 7.500   03/01/2028        307,308
    660,523   Federal National Mortgage Association 7.000   06/01/2028        693,287
    812,762   Federal National Mortgage Association 6.000   08/01/2028        840,173
      5,276   Federal National Mortgage Association 7.500   08/01/2028          5,599
    178,882   Federal National Mortgage Association 6.000   11/01/2028        184,914
     82,255   Federal National Mortgage Association 6.000   12/01/2028         85,029
  7,826,805   Federal National Mortgage Association 6.500   12/01/2028      8,142,475
    494,756   Federal National Mortgage Association 6.500   03/01/2029        514,931
  2,194,499   Federal National Mortgage Association 6.500   04/01/2029      2,283,987
    200,491   Federal National Mortgage Association 6.500   05/01/2029        208,666
  2,400,000   Federal National Mortgage Association 6.250   05/15/2029      2,672,345
    528,702   Federal National Mortgage Association 7.500   07/01/2029        561,214
    108,763   Federal National Mortgage Association 6.500   08/01/2029        113,199
    560,052   Federal National Mortgage Association 7.000   09/01/2029        587,480

    Metropolitan Series Fund Lehman Aggregate Bond Index Portfolio Combined
                                (unaudited) (c)

                               December 31, 2002


    Par
   Value      Asset Name                                  Coupon Maturity Date Market Value
   -----      ----------                                  ------ ------------- ------------
$   769,416   Federal National Mortgage Association...... 7.000   10/01/2029   $    807,097
    290,444   Federal National Mortgage Association...... 7.500   10/01/2029        307,429
      8,545   Federal National Mortgage Association...... 8.000   11/01/2029          9,163
     32,703   Federal National Mortgage Association...... 7.000   12/01/2029         34,304
     29,000   Federal National Mortgage Association...... 8.000   04/01/2030         31,080
  3,850,293   Federal National Mortgage Association...... 6.500   05/01/2030      4,007,302
    137,519   Federal National Mortgage Association...... 8.000   05/01/2030        147,383
  2,675,000   Federal National Mortgage Association...... 7.250   05/15/2030      3,366,381
    183,996   Federal National Mortgage Association...... 7.500   07/01/2030        194,570
    294,686   Federal National Mortgage Association...... 8.000   11/01/2030        315,824
    216,202   Federal National Mortgage Association...... 8.000   01/01/2031        231,710
    416,208   Federal National Mortgage Association...... 8.000   02/01/2031        446,063
  2,136,671   Federal National Mortgage Association...... 6.000   06/01/2031      2,209,320
  1,405,286   Federal National Mortgage Association...... 6.500   09/01/2031      1,461,632
    516,557   Federal National Mortgage Association...... 6.500   02/01/2032        542,049
    896,854   Federal National Mortgage Association...... 7.000   04/01/2032        942,685
  4,566,363   Federal National Mortgage Association...... 7.000   06/01/2032      4,799,711
  7,497,876   Federal National Mortgage Association...... 6.000   09/01/2032      7,759,720
  3,491,986   Federal National Mortgage Association...... 5.500   10/01/2032      3,564,420
    925,000   Federal National Mortgage Association...... 6.210   08/06/2038      1,037,632
    225,000   Federated Department Stores, Inc........... 6.300   04/01/2009        246,186
    250,000   Fedex Corp................................. 6.625   02/12/2004        261,760
    100,000   Fedex Corp................................. 6.875   02/15/2006        109,639
    200,000   First Industrial, L.P...................... 6.875   04/15/2012        214,875
    500,000   First Union Commercial Mortgage Trust...... 6.070   10/15/2035        552,240
  3,750,000   First Union Corp........................... 7.550   08/18/2005      4,228,060
    450,000   First Union Lehman Brothers Bank of America
                Commercial Mortgage Trust................ 6.560   11/18/2035        508,603
    175,000   First USA Credit Card Master Trust......... 5.280   09/18/2006        181,680
    500,000   FirstEnergy Corp........................... 5.500   11/15/2006        502,864
    500,000   Fleet National Bank........................ 5.750   01/15/2009        517,348
    250,000   FleetBoston Financial Corp................. 7.250   09/15/2005        278,157
    500,000   FleetBoston Financial Corp................. 4.875   12/01/2006        523,410
  1,000,000   Ford Motor Co.............................. 7.750   02/15/2007      1,026,223
    400,000   Ford Motor Co.............................. 7.250   10/01/2008        397,494
  1,000,000   Ford Motor Co.............................. 7.375   10/28/2009        990,862
    250,000   Ford Motor Co.............................. 6.500   08/01/2018        205,538
    500,000   Ford Motor Co.............................. 6.375   02/01/2029        383,279
    500,000   Ford Motor Credit Co....................... 7.500   06/15/2003        507,402
  1,200,000   Ford Motor Credit Co....................... 6.500   01/25/2007      1,185,971
    300,000   Ford Motor Credit Co....................... 7.375   02/01/2011        292,864
    300,000   Fred Meye, Inc............................. 7.450   03/01/2008        343,439
    500,000   GE Global Insurance Holding Corp........... 7.500   06/15/2010        567,822
    550,000   General Electric Capital Corp.............. 6.750   09/11/2003        569,922
    400,000   General Electric Capital Corp.............. 5.375   03/15/2007        429,844
  1,000,000   General Electric Capital Corp.............. 6.125   02/22/2011      1,083,026

    Metropolitan Series Fund Lehman Aggregate Bond Index Portfolio Combined
                                (unaudited) (c)

                               December 31, 2002


    Par
   Value      Asset Name                               Coupon Maturity Date Market Value
   -----      ----------                               ------ ------------- ------------
$   200,000   General Electric Capital Corp........... 6.750   03/15/2032   $    221,695
    100,000   General Electric Capital Corp........... 7.500   08/21/2035        120,189
    400,000   General Mills, Inc...................... 5.125   02/15/2007        425,013
    500,000   General Mills, Inc...................... 6.000   02/15/2012        544,442
  1,000,000   General Motors Acceptance Corp.......... 6.850   06/17/2004      1,041,430
  1,000,000   General Motors Acceptance Corp.......... 7.500   07/15/2005      1,048,701
  1,000,000   General Motors Acceptance Corp.......... 6.750   01/15/2006      1,040,341
    600,000   General Motors Acceptance Corp.......... 6.125   02/01/2007        611,709
    250,000   General Motors Acceptance Corp.......... 5.850   01/14/2009        240,477
  2,100,000   General Motors Acceptance Corp.......... 7.750   01/19/2010      2,199,239
    300,000   General Motors Acceptance Corp.......... 7.250   03/02/2011        303,169
    750,000   Goldman Sachs Group, Inc................ 6.650   05/15/2009        826,417
     26,357   Government National Mortgage Association 8.000   09/15/2016         28,896
     54,008   Government National Mortgage Association 6.500   05/15/2023         57,116
    255,987   Government National Mortgage Association 9.000   11/15/2024        284,867
     76,803   Government National Mortgage Association 8.000   08/15/2026         83,303
    105,011   Government National Mortgage Association 8.000   09/15/2026        113,899
  1,236,339   Government National Mortgage Association 6.500   02/15/2027      1,303,367
      5,561   Government National Mortgage Association 7.000   04/15/2027          5,902
     85,579   Government National Mortgage Association 8.000   04/15/2027         92,276
     79,325   Government National Mortgage Association 8.000   05/15/2027         85,533
    486,866   Government National Mortgage Association 7.000   01/15/2028        516,184
    152,397   Government National Mortgage Association 7.500   02/20/2028        161,715
    250,973   Government National Mortgage Association 7.000   04/15/2028        266,086
    309,463   Government National Mortgage Association 7.000   05/15/2028        328,099
    337,227   Government National Mortgage Association 7.000   06/15/2028        357,534
    400,598   Government National Mortgage Association 6.500   07/15/2028        420,689
    564,785   Government National Mortgage Association 6.500   08/15/2028        593,111
    210,944   Government National Mortgage Association 7.000   10/15/2028        223,647
    443,931   Government National Mortgage Association 6.500   11/15/2028        466,196
    105,527   Government National Mortgage Association 6.500   12/15/2028        110,820
    250,804   Government National Mortgage Association 6.000   01/15/2029        261,408
    218,512   Government National Mortgage Association 7.000   06/15/2029        231,415
    151,982   Government National Mortgage Association 8.000   06/15/2029        163,715
    245,964   Government National Mortgage Association 8.000   06/15/2029        264,951
    221,810   Government National Mortgage Association 6.500   07/15/2029        232,846
    147,964   Government National Mortgage Association 7.500   08/15/2029        157,590
    359,709   Government National Mortgage Association 7.000   09/15/2029        380,948
    367,902   Government National Mortgage Association 7.500   04/15/2030        391,608
    109,951   Government National Mortgage Association 7.000   01/15/2031        116,319
    664,391   Government National Mortgage Association 7.000   03/15/2031        702,868
  1,973,633   Government National Mortgage Association 6.500   06/20/2031      2,061,527
  3,816,512   Government National Mortgage Association 7.000   08/15/2031      4,037,542
  1,500,000   Government of Canada.................... 6.750   08/28/2006      1,704,555
    500,000   GTE North, Inc.......................... 5.650   11/15/2008        536,066
    105,000   Hartford Financial Services Group, Inc.. 6.375   11/01/2008        114,253

    Metropolitan Series Fund Lehman Aggregate Bond Index Portfolio Combined
                                (unaudited) (c)

                               December 31, 2002


    Par
   Value      Asset Name                                  Coupon Maturity Date Market Value
   -----      ----------                                  ------ ------------- ------------
$ 1,500,000   Heller Financial, Inc...................... 6.375   03/15/2006   $  1,662,900
    350,000   Heller Financial, Inc...................... 7.375   11/01/2009        411,984
    300,000   Honeywell International, Inc............... 7.500   03/01/2010        348,104
    350,000   Household Finance Corp..................... 8.000   05/09/2005        377,269
    500,000   Household Finance Corp..................... 5.750   01/30/2007        523,377
    300,000   Household Finance Corp..................... 8.000   07/15/2010        336,427
    100,000   Household Finance Corp..................... 7.000   05/15/2012        109,670
    500,000   HSBC Holdings, Plc......................... 7.500   07/15/2009        592,091
    250,000   Hydro Quebec............................... 7.500   04/01/2016        312,074
  1,000,000   Hydro Quebec............................... 8.400   01/15/2022      1,319,761
  1,700,000   Intermediate American Development Bank..... 5.375   11/18/2008      1,882,111
    400,000   Intermediate American Development Bank..... 8.875   06/01/2009        517,723
    200,000   Intermediate American Development Bank..... 7.000   06/15/2025        241,616
    500,000   Intermediate American Development Bank..... 6.800   10/15/2025        591,766
  1,000,000   International Bank for Reconstruction &
                Development.............................. 4.375   09/28/2006      1,066,070
    535,000   International Bank for Reconstruction &
                Development.............................. 8.875   03/01/2026        787,379
    425,000   International Business Machines............ 8.375   11/01/2019        528,863
  1,000,000   International Business Machines Corp....... 7.500   06/15/2013      1,228,931
    800,000   International Lease Finance Corp........... 5.700   07/03/2006        840,216
    500,000   International Paper Co..................... 8.125   07/08/2005        559,277
  1,000,000   International Paper Co..................... 6.750   09/01/2011      1,112,709
    250,000   International Paper Co..................... 6.875   04/15/2029        263,639
    350,000   J.P. Morgan Chase & Co..................... 5.350   03/01/2007        371,365
    500,000   J.P. Morgan Chase & Co..................... 5.250   05/30/2007        528,933
    250,000   J.P. Morgan Chase & Co..................... 6.750   02/01/2011        270,577
  1,000,000   J.P. Morgan Chase Commercial Mortgage
                Securities............................... 6.044   11/15/2035      1,102,377
    250,000   Johnson & Johnson.......................... 6.950   09/01/2029        298,756
  1,081,000   K N Energy, Inc............................ 6.650   03/01/2005      1,150,303
    600,000   Kerr-McGee Corp............................ 6.625   10/15/2007        674,027
  1,000,000   KFW International Finance, Inc............. 8.000   02/15/2010      1,248,158
  1,350,000   Kinder Morgan Energy Partners, L.P......... 6.750   03/15/2011      1,469,016
    500,000   Korea Development Bank..................... 7.125   04/22/2004        532,074
    900,000   Kraft Foods, Inc........................... 6.250   06/01/2012      1,004,743
    250,000   Lehman Brothers Commercial Conduit Mortgage
                Trust.................................... 6.210   10/15/2035        277,634
  3,500,000   Lehman Brothers Holdings, Inc.............. 7.750   01/15/2005      3,857,435
    500,000   Lehman Brothers Holdings, Inc.............. 6.250   05/15/2006        548,456
    700,000   Lockheed Martin Corp....................... 8.200   12/01/2009        865,066
    900,000   Lockheed Martin Corp....................... 7.375   04/15/2013      1,072,189
  1,000,000   Lowe's Cos., Inc........................... 6.875   02/15/2028      1,113,916
  1,000,000   MBNA America Bank National................. 7.125   11/15/2012      1,057,948
    197,000   McDonald's Corp............................ 5.950   01/15/2008        217,742
  1,000,000   MeadWestvaco Corp.......................... 6.850   04/01/2012      1,110,126

    Metropolitan Series Fund Lehman Aggregate Bond Index Portfolio Combined
                                (unaudited) (c)

                               December 31, 2002


    Par
   Value      Asset Name                                   Coupon Maturity Date Market Value
   -----      ----------                                   ------ ------------- ------------
$   500,000   Mellon Funding Corp......................... 5.750   11/15/2003   $    517,478
    250,000   Mellon Funding Corp......................... 6.400   05/14/2011        278,833
    300,000   Merck & Co., Inc............................ 5.950   12/01/2028        316,768
    250,000   Merrill Lynch & Co.......................... 6.375   10/15/2008        278,589
    200,000   Merrill Lynch & Co.......................... 6.500   07/15/2018        209,168
  1,000,000   Midland Bank, Plc........................... 8.625   12/15/2004      1,119,349
  1,000,000   Morgan Stanley Capital I, Inc............... 6.550   03/15/2030      1,122,487
  1,000,000   Morgan Stanley Capital I, Inc............... 6.540   07/15/2030      1,124,704
    500,000   Morgan Stanley Dean Witter & Co............. 6.100   04/15/2006        544,990
  1,500,000   Morgan Stanley Dean Witter & Co............. 5.800   04/01/2007      1,627,111
    300,000   Morgan Stanley Dean Witter & Co............. 8.000   06/15/2010        355,940
    700,000   Morgan Stanley Dean Witter Capital I Trust.. 7.200   10/15/2033        817,557
    350,000   National Australia Bank, Ltd................ 6.600   12/10/2007        396,590
  1,000,000   National Rural Utilities Cooperative Finance 6.200   02/01/2008      1,116,949
    300,000   National Rural Utilities Cooperative Finance 8.000   03/01/2032        361,154
  1,600,000   Nationsbank Corp............................ 7.750   08/15/2015      1,968,128
    100,000   New York Telephone Co....................... 5.875   09/01/2003        102,339
    300,000   News America Holdings, Inc.................. 7.375   10/17/2008        327,831
    800,000   News America, Inc........................... 6.625   01/09/2008        857,426
    226,829   Niagara Mohawk Power Corp................... 7.625   10/01/2005        252,103
    350,000   Norfolk Southern Corp....................... 6.200   04/15/2009        388,816
    300,000   Norfolk Southern Corp....................... 7.250   02/15/2031        347,857
    300,000   Norsk Hydro................................. 6.700   01/15/2018        325,557
    300,000   Occidental Petroleum Corp................... 7.375   11/15/2008        351,099
    340,000   Paine Webber Group, Inc..................... 6.550   04/15/2008        382,966
    354,167   Pemex Finance, Ltd.......................... 8.450   02/15/2007        396,086
    300,000   Pepsi Bottling Group, Inc................... 7.000   03/01/2029        349,450
    250,000   Pepsi Bottling Holdings, Inc. (144A)........ 5.625   02/17/2009        272,425
  1,000,000   Petroleos Mexicanos......................... 9.250   03/30/2018      1,120,000
    500,000   Phelps Dodge Corp........................... 8.750   06/01/2011        517,316
  1,000,000   Philip Morris Cos., Inc..................... 7.000   07/15/2005      1,086,165
    500,000   Phillips Petroleum Co....................... 8.500   05/25/2005        568,560
    300,000   Phillips Petroleum Co....................... 6.375   03/30/2009        338,128
    170,000   PP&L Transition Bond, L.L.C................. 6.830   03/25/2007        182,782
    500,000   Praxair, Inc................................ 6.625   10/15/2007        561,690
     27,402   Premier Auto Trust.......................... 5.820   10/08/2003         27,425
    400,000   Procter & Gamble Co......................... 6.600   12/15/2004        436,773
    200,000   Procter & Gamble Co......................... 6.450   01/15/2026        223,778
    500,000   Progress Energy, Inc........................ 7.000   10/30/2031        519,582
    250,000   Province of Nova Scotia..................... 9.250   03/01/2020        357,128
    300,000   Province of Ontario......................... 5.500   10/01/2008        332,267
    415,000   Province of Quebec.......................... 8.800   04/15/2003        423,417
    610,000   Province of Quebec.......................... 6.500   01/17/2006        676,052
    350,000   Province of Quebec.......................... 7.500   07/15/2023        428,549
    500,000   PSEG Power, L.L.C........................... 7.750   04/15/2011        530,385
  1,000,000   PSEG Power, L.L.C........................... 8.625   04/15/2031      1,058,823

    Metropolitan Series Fund Lehman Aggregate Bond Index Portfolio Combined
                                (unaudited) (c)

                               December 31, 2002

    Par
   Value      Asset Name                                Coupon Maturity Date Market Value
   -----      ----------                                ------ ------------- ------------
$   600,000   Puget Sound Energy, Inc.................. 7.960   02/22/2010   $    673,932
    233,000   Raytheon Co.............................. 6.750   08/15/2007        258,411
    886,037   Reliant Energy Transition Bond........... 3.840   09/15/2007        913,921
    350,000   Republic of Finland...................... 7.875   07/28/2004        383,993
  1,000,000   Republic of Italy........................ 7.250   02/07/2005      1,101,354
    500,000   Republic of Italy........................ 5.250   04/05/2006        543,074
    300,000   Republic of Italy........................ 6.000   05/29/2008        339,600
    900,000   Republic of Italy........................ 5.625   06/15/2012        999,570
    200,000   Republic of Korea........................ 8.875   04/15/2008        247,849
    100,000   Residential Asset Securities Corp........ 5.751   03/25/2027        102,122
    300,000   Rohm & Haas Co........................... 7.400   07/15/2009        345,948
    500,000   Royal KPN NV............................. 8.000   10/01/2010        585,538
    750,000   Safeway, Inc............................. 6.150   03/01/2006        802,482
    500,000   Saxon Asset Securities Trust............. 6.190   08/25/2022        533,730
    300,000   SBC Communications, Inc.................. 5.750   05/02/2006        325,254
    500,000   SBC Communications, Inc.................. 5.875   02/01/2012        539,356
    500,000   Sears Roebuck Acceptance Corp............ 7.000   06/15/2007        500,000
    250,000   Sears Roebuck Acceptance Corp............ 7.000   02/01/2011        236,250
    300,000   Simon Debartlol.......................... 6.875   10/27/2005        324,849
    500,000   Southern Co. Capital Funding............. 5.300   02/01/2007        528,447
    750,000   Southwest Airlines Co.................... 6.500   03/01/2012        804,885
    500,000   Southwestern Bell Telephone Co........... 6.625   07/15/2007        567,738
    350,000   Speiker Properties, L.P.................. 7.350   12/01/2017        378,979
    400,000   Sprint Capital Corp...................... 7.625   01/30/2011        380,000
    200,000   Standard Credit Card Master Trust I...... 7.250   04/07/2008        227,748
    400,000   Structured Asset Securities Corp......... 6.950   03/12/2007        446,881
    500,000   SunTrust Bank--Atlanta................... 7.250   09/15/2006        575,025
    150,000   Target Corp.............................. 7.000   07/15/2031        168,347
  1,000,000   Tennessee Valley Authority............... 6.000   03/15/2013      1,122,681
    250,000   Texaco Capital, Inc...................... 6.000   06/15/2005        273,564
  1,000,000   The Boeing Co............................ 8.100   11/15/2006      1,155,449
    250,000   The Walt Disney Co....................... 7.300   02/08/2005        272,023
  1,000,000   The Walt Disney Co....................... 6.750   03/30/2006      1,092,050
    200,000   The Walt Disney Co....................... 6.375   03/01/2012        218,849
    250,000   Time Warner Entertainment Co., L.P....... 7.250   09/01/2008        269,364
    418,000   Time Warner, Inc......................... 9.125   01/15/2013        490,352
    300,000   Tosco Corp............................... 7.625   05/15/2006        341,130
    200,000   Transcanada Pipelines, Ltd............... 9.125   04/20/2006        229,434
    300,000   Transocean Sedco Forex, Inc.............. 7.500   04/15/2031        346,303
  1,000,000   Trizechahn Office Properties Trust (144A) 6.211   03/15/2013      1,102,460
    500,000   Tyson Foods, Inc......................... 8.250   10/01/2011        591,157
    250,000   Unilever Capital Corp.................... 6.750   11/01/2003        260,706
  1,300,000   Unilever Capital Corp.................... 7.125   11/01/2010      1,535,145
    300,000   Union Pacific Corp....................... 7.600   05/01/2005        333,952
  1,000,000   Union Pacific Corp....................... 6.400   02/01/2006      1,087,964
    500,000   United Mexican States.................... 9.875   01/15/2007        598,750

    Metropolitan Series Fund Lehman Aggregate Bond Index Portfolio Combined
                                (unaudited) (c)

                               December 31, 2002


      Par
     Value      Asset Name                   Coupon Maturity Date Market Value
     -----      ----------                   ------ ------------- ------------
  $ 2,000,000   United Mexican States.......  9.875  02/01/2010   $  2,450,150
      250,000   United Mexican States.......  8.375  01/14/2011        282,500
    4,000,000   United States Treasury Bonds  9.375  02/15/2006      4,879,532
      270,000   United States Treasury Bonds 13.875  05/15/2011        370,980
      385,000   United States Treasury Bonds 10.375  11/15/2012        514,860
      500,000   United States Treasury Bonds  9.875  11/15/2015        771,875
    1,375,000   United States Treasury Bonds  9.250  02/15/2016      2,040,775
      750,000   United States Treasury Bonds  7.250  05/15/2016        960,532
    1,000,000   United States Treasury Bonds  8.750  05/15/2017      1,445,781
      570,000   United States Treasury Bonds  8.875  08/15/2017        833,511
    2,625,000   United States Treasury Bonds  8.875  02/15/2019      3,877,598
    2,395,000   United States Treasury Bonds  8.125  08/15/2019      3,336,325
      315,000   United States Treasury Bonds  8.750  08/15/2020        465,179
    1,200,000   United States Treasury Bonds  7.875  02/15/2021      1,646,628
    4,600,000   United States Treasury Bonds  8.125  08/15/2021      6,474,638
    1,000,000   United States Treasury Bonds  7.250  08/15/2022      1,301,445
    2,000,000   United States Treasury Bonds  7.625  11/15/2022      2,704,688
    1,100,000   United States Treasury Bonds  7.625  02/15/2025      1,503,139
      800,000   United States Treasury Bonds  6.000  02/15/2026        916,782
      500,000   United States Treasury Bonds  6.750  08/15/2026        625,330
    1,000,000   United States Treasury Bonds  6.500  11/15/2026      1,216,590
    1,165,000   United States Treasury Bonds  6.625  02/15/2027      1,439,187
      200,000   United States Treasury Bonds  6.375  08/15/2027        240,230
    1,050,000   United States Treasury Bonds  6.125  11/15/2027      1,226,169
    4,920,000   United States Treasury Bonds  5.500  08/15/2028      5,314,288
      250,000   United States Treasury Bonds  5.250  02/15/2029        261,073
    1,300,000   United States Treasury Bonds  5.375  02/15/2031      1,417,203
    2,000,000   United States Treasury Notes  4.000  04/30/2003      2,018,540
    6,000,000   United States Treasury Notes  5.875  02/15/2004      6,309,138
    2,800,000   United States Treasury Notes  5.250  05/15/2004      2,949,856
    2,000,000   United States Treasury Notes  7.250  05/15/2004      2,160,624
    2,450,000   United States Treasury Notes  7.250  08/15/2004      2,680,065
    2,000,000   United States Treasury Notes  2.125  08/31/2004      2,022,360
    2,000,000   United States Treasury Notes  1.875  09/30/2004      2,014,340
    2,300,000   United States Treasury Notes  5.875  11/15/2004      2,484,460
    9,430,000   United States Treasury Notes  7.875  11/15/2004     10,530,292
    2,000,000   United States Treasury Notes  6.500  05/15/2005      2,220,078
    6,700,000   United States Treasury Notes  6.500  08/15/2005      7,495,558
      400,000   United States Treasury Notes  5.750  11/15/2005        442,172
    1,000,000   United States Treasury Notes  5.875  11/15/2005      1,108,906
    2,000,000   United States Treasury Notes  7.000  07/15/2006      2,318,828
      500,000   United States Treasury Notes  6.500  10/15/2006        574,297
    1,900,000   United States Treasury Notes  6.250  02/15/2007      2,179,414
    7,000,000   United States Treasury Notes  4.375  05/15/2007      7,516,477
    1,000,000   United States Treasury Notes  6.125  08/15/2007      1,149,922
    1,500,000   United States Treasury Notes  5.500  02/15/2008      1,692,421

    Metropolitan Series Fund Lehman Aggregate Bond Index Portfolio Combined
                                (unaudited) (c)

                               December 31, 2002


    Par
   Value      Asset Name                                     Coupon Maturity Date Market Value
   -----      ----------                                     ------ ------------- ------------
$ 5,580,000   United States Treasury Notes.................. 5.625   05/15/2008   $  6,332,072
  3,200,000   United States Treasury Notes.................. 4.750   11/15/2008      3,492,998
  4,900,000   United States Treasury Notes.................. 5.500   05/15/2009      5,559,393
  3,400,000   United States Treasury Notes.................. 6.000   08/15/2009      3,952,976
  2,000,000   United States Treasury Notes.................. 5.750   08/15/2010      2,299,532
  9,900,000   United States Treasury Notes.................. 5.000   02/15/2011     10,877,365
  3,500,000   United States Treasury Notes.................. 5.000   08/15/2011      3,837,855
  1,000,000   United States Treasury Notes.................. 4.875   02/15/2012      1,085,898
  3,000,000   United States Treasury Notes.................. 4.375   08/15/2012      3,136,440
    200,000   United Technologies Corp...................... 7.500   09/15/2029        247,746
    254,617   Vanderbilt Mortgage & Finance, Inc............ 6.120   02/07/2015        260,303
     55,000   Vanderbilt Mortgage & Finance, Inc............ 6.080   12/07/2015         58,080
    400,000   Verizon New England, Inc...................... 6.500   09/15/2011        441,145
    500,000   Verizon New York, Inc......................... 7.375   04/01/2032        572,029
  1,000,000   Viacom, Inc................................... 7.700   07/30/2010      1,188,045
    400,000   Virginia Electric & Power Co.................. 5.375   02/01/2007        424,660
  1,500,000   Vodafone Airtouch, Plc........................ 7.625   02/15/2005      1,653,606
  1,150,000   Vodafone Airtouch, Plc........................ 7.750   02/15/2010      1,355,162
    500,000   Wachovia Corp................................. 4.950   11/01/2006        535,146
  1,500,000   Wal-Mart Stores, Inc.......................... 4.375   07/12/2007      1,581,316
    500,000   Wal-Mart Stores, Inc.......................... 6.875   08/10/2009        584,776
    500,000   Washington Mutual, Inc........................ 5.625   01/15/2007        538,081
    300,000   Wells Fargo & Co.............................. 5.900   05/21/2006        329,407
    500,000   Wells Fargo & Co.............................. 5.125   02/15/2007        537,631
    500,000   Wells Fargo & Co.............................. 5.125   09/01/2012        517,078
  1,000,000   Wells Fargo Capital B (144A).................. 7.950   12/01/2026      1,086,300
    250,000   Wells Fargo Financial, Inc.................... 7.000   11/01/2005        279,360
    375,000   Western National Corp......................... 7.125   02/15/2004        395,781
  1,000,000   Weyerhaeuser Co............................... 6.750   03/15/2012      1,090,338
    500,000   Weyerhaeuser Co............................... 7.375   03/15/2032        540,187
  1,000,000   WFS Financial Owner Trust..................... 5.180   03/20/2009      1,059,189
                                                                                  ------------
              Total Bonds & Notes
                (Identified cost $547,455,071)..............                       578,864,824
                                                                                  ============
 12,100,000   Federal Home Loan Bank........................ 1.020   01/06/2003     12,098,286
                                                                                  ------------
              Total Short Term (Identified cost $12,098,286)                        12,098,286
                                                                                  ------------
              Total Investments
                (Identified cost $559,553,357)..............                      $590,963,110
                                                                                  ============

                           Metropolitan Series Fund

            COMBINED PRO FORMA STATEMENT OF ASSETS AND LIABILITIES

                         December 31, 2002 (UNAUDITED)

                                                                        Metropolitan
                                                                         Series Fund
                                                      General American Lehman Brothers   Adjustments
                                                      Capital Company     Aggregate    (References are
                                                         Bond Index      Bond Index     to Pro Forma     Pro Forma
                                                            Fund          Portfolio      Footnotes)      Combined
                                                      ---------------- --------------- --------------- ------------
Assets
Investments at value*................................   $162,537,749    $428,425,361     $        0    $590,963,110
Cash.................................................        334,415         257,313              0         591,728
Receivable for:
   Fund shares sold..................................        454,291         973,519              0       1,427,810
   Open forward currency contracts--net..............              0               0              0               0
   Futures variation margin..........................              0               0              0               0
   Dividends and interest............................      2,842,906       4,641,056              0      07,483,962
   Foreign taxes.....................................              0               0              0               0
   Collateral for securities loaned..................              0      51,524,692              0      51,524,692
Prepaid expense......................................              0               0              0               0
                                                        ------------    ------------     ----------    ------------
      Total assets...................................    166,169,361     485,821,941              0     651,991,302
                                                        ------------    ------------     ----------    ------------
Liabilities
  Payable for:
   Securities purchased..............................              0       8,842,939              0       8,842,939
   Fund shares redeemed..............................              0         242,940              0         242,940
   Open forward currency contracts--net..............              0               0              0               0
   Return of collateral for securities loaned........              0      51,524,692              0      51,524,692
   Foreign taxes.....................................              0               0              0               0
Accrued expenses:                                                  0               0
   Management fees...................................         34,658          86,979              0         121,637
   Administrative fees...............................          6,931                                          6,931
   Service and distribution fees.....................              0          12,996              0          12,996
   Directors fees....................................              0           1,331              0           1,331
   Other expenses....................................              0          37,211              0          37,211
                                                        ------------    ------------     ----------    ------------
      Total liabilities..............................         41,589      60,749,088              0      60,790,677
                                                        ------------    ------------     ----------    ------------
Net Assets...........................................   $166,127,772    $425,072,853     $        0    $591,200,625
                                                        ============    ============     ==========    ============
Net assets consist of:
   Capital paid in...................................   $157,013,264    $390,618,003     $        0    $547,631,267
   Undistributed net investment income...............        179,309      18,848,551              0      19,027,860
   Accumulated net realized gains (losses)...........     (1,856,200)     (5,012,055)             0      (6,868,255)
   Unrealized appreciation (depreciation) on
    investments and futures contracts................     10,791,399      20,618,354              0      31,409,753
                                                        ------------    ------------     ----------    ------------
      Total..........................................   $166,127,772    $425,072,853     $        0    $591,200,625
                                                        ============    ============     ==========    ============
Net Assets--Class A..................................   $166,127,772    $346,773,622     $        0    $512,901,394
                                                        ============    ============     ==========    ============
Net Assets--Class B..................................            n/a    $ 45,788,466*            --      45,788,466
                                                        ============    ============     ==========    ============
Net Assets--Class E..................................            n/a    $ 32,510,765     $       --    $ 32,510,765
                                                        ============    ============     ==========    ============
Capital shares outstanding--Class A..................      5,319,289      31,058,026      9,553,385(a)   45,930,700
                                                        ============    ============     ==========    ============
Capital shares outstanding--Class B..................            n/a       4,148,045                      4,148,045
                                                        ============    ============     ==========    ============
Capital shares outstanding--Class E..................            n/a       2,918,778            -- (a)    2,918,778
                                                        ============    ============     ==========    ============
Net Asset Value and Offering Price Per Share--Class A   $      31.23    $      11.17             --    $      11.17
                                                        ============    ============     ==========    ============
Net Asset Value and Offering Price Per Share--Class B            n/a    $      11.04                   $      11.04
                                                        ============    ============     ==========    ============
Net Asset Value and Offering Price Per Share--Class E            n/a    $      11.14             --    $      11.14
                                                        ============    ============     ==========    ============
--------
  * Identified cost of investments...................   $151,746,350    $407,807,007     $       --     559,553,357

                       See notes to financial statements

                           Metropolitan Series Fund

                  COMBINED PRO FORMA STATEMENT OF OPERATIONS

              For the period ended December 31, 2002 (UNAUDITED)

                                                  General American Metropolitan Series Fund    Adjustments
                                                  Capital Company  Lehman Brothers Aggregate (References are
                                                     Bond Index           Bond Index          to Pro Forma    Pro Forma
                                                        Fund               Portfolio           Footnotes)     Combined
                                                  ---------------- ------------------------- --------------- -----------
Investment Income
   Dividend Income...............................   $        --           $         0           $      0     $        --
   Interest income(1)............................     7,198,517            18,457,231                  0      25,655,748
                                                    -----------           -----------           --------     -----------
                                                      7,198,517            18,457,231                  0      25,655,748
Expenses
   Management fees...............................       330,210               842,197                  0       1,172,407
   Service and distribution fees.................             0                84,718                  0          84,718
   Administrative fee............................        66,042                     0            (66,042)(b)           0
   Directors fees and expenses...................             0                12,639                  0          12,639
   Custodian.....................................             0               142,318              9,906 (d)     152,224
   Audit and tax services........................             0                18,325                  0          18,325
   Legal.........................................             0                12,415                  0          12,415
   Printing......................................             0               119,199              9,000 (d)     128,199
   Insurance.....................................             0                 3,558                  0           3,558
   Miscellaneous expenses........................             0                 6,870                  0           6,870
                                                    -----------           -----------           --------     -----------
      Total Expenses.............................       396,252             1,242,239            (47,136)      1,591,355
                                                    -----------           -----------           --------     -----------
   Net investment income.........................     6,802,265            17,214,992             47,136      24,064,393
                                                    -----------           -----------           --------     -----------
Realized and Unrealized Gain (Loss) on
 Investments
   Net realized gain (loss) on investments.......      (608,509)              532,722                  0         (75,787)
   Net realized gain (loss) on foreign currency
    transactions.................................             0                     0                  0               0
   Net realized gain (loss) on futures
    transactions.................................             0                     0                  0               0
                                                    -----------           -----------           --------     -----------
      Net realized gain (loss) on
       investments, foreign currency, and
       futures transactions......................      (608,509)              532,722                  0         (75,787)
   Net unrealized appreciation (depreciation)
    on investments...............................     7,026,259            15,815,909                  0      22,842,168
   Net unrealized appreciation (depreciation)
    on foreign currency transactions.............             0                     0                  0               0
   Net unrealized appreciation (depreciation)
    on futures transactions......................             0                     0                  0               0
                                                    -----------           -----------           --------     -----------
   Net unrealized gain (loss) on investments,
    foreign currency, and futures
    transactions.................................     7,026,259            15,815,909                  0      22,842,168
                                                    -----------           -----------           --------     -----------
   Net gain (loss)...............................     6,417,750            16,348,631                         22,766,381
Net increase (decrease) in Net Assets from
 Operations......................................   $13,220,015           $33,563,623           $ 47,136     $46,830,774
                                                    ===========           ===========           ========     ===========
--------
  (1) Includes income on securities
      loaned of..................................   $         0           $    84,889           $      0     $    84,889


                       See notes to financial statements

         Notes to Pro Forma Combining Financial Statements (Unaudited)

                               December 31, 2002

Introductory Paragraph

   The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of General American Capital Company's Bond Index Fund ("Bond Index Fund") in exchange for shares of Metropolitan Series Fund's Lehman Brothers(R) Aggregate Bond Index Portfolio ("Lehman Aggregate Bond Index Portfolio") at net asset value. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity, Lehman Aggregate Bond Index Portfolio, and the results of operations of Lehman Aggregate Bond Index Portfolio for pre-combination periods will not be restated.

   The pro forma unaudited combining statements of assets and liabilities and portfolio of investments reflect the financial position of the Bond Index Fund and Lehman Aggregate Bond Index Portfolio, as though the reorganization occurred as of December 31, 2002. The pro forma unaudited statement of operations reflects the results of operations of each of the merged funds for the period ended December 31, 2002 as though the reorganization occurred as of the beginning of the period.

   The pro forma combining statements should be read in conjunction with the financial statements and financial highlights for the Bond index Fund and Lehman Aggregate Bond Index Portfolio, which are incorporated by reference in the Statement of Additional Information.

Investment Security Valuation

   Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services selected by the adviser or relevant subadviser pursuant to authorization of the Board. Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value which approximates fair market value.

   Equity securities traded on a national securities exchange or exchanges or the NASDAQ National Market System are valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or exchanges or on the NASDAQ National Market System for which there is no reported sale during the day, are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board of Directors or its delegates. If no closing price is available, then such securities are valued by using the last reported bid price. Equity securities traded over-the-counter are valued at the last reported sales price. Other equity securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are valued at fair value as determined in good faith by the Funds' adviser or subadviser acting under the supervision of the Board of Directors, although the actual calculations may be made by a pricing service selected by the Funds' adviser or subadviser and approved by the Board.

   Securities traded primarily on an exchange outside of the United States which closes before the close of the New York Stock Exchange generally will be valued at the last sales price on that non-U.S. exchange, except when an occurrence after closing of that exchange is likely to have materially changed such security's value as determined by a subadviser or adviser. The adviser or subadviser may value the security in good faith, acting under the supervision of the Board, although the actual calculations may be made by a pricing service selected by the adviser or relevant subadviser and approved by the Board. Securities traded primarily on an exchange outside of the United States for which there is no reported sale during the day, are valued at the mean between the last reported bid and asked prices.

   Forward foreign currency exchange contracts are valued based on the mean between closing bid and ask prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

   Options, whether on securities, indices, or futures contracts, are valued at the last sales price available as of the close of business on the day of valuation or, if no sale, at the mean between the bid and asked prices. Options on currencies are valued at the spot price each day. As a general matter, futures contracts are marked-to-market daily. The value of futures contracts will be the sum of the margin deposit plus or minus the difference between the value of the futures contract on each day the net asset value is calculated and the value on the date the futures contract originated, value being that established on a recognized commodity exchange, or by reference to other customary sources, with gain or loss being realized when the futures contract closes or expires.

Estimates and Assumptions

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Federal taxes

   Each Fund, which is a separate taxable entity, intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its taxable income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

  Note a

   Reflects change in shares outstanding due to the issuance of Class A shares of Lehman Aggregate Bond Index Portfolio in exchange for Class A Shares of Bond Index Fund based upon the net asset value of the Lehman Aggregate Bond Index Portfolio Class A shares at December 31, 2002.

  Note b

   Reflects reclassification of certain balances to conform to the Lehman Aggregate Bond Index Portfolio's expense structure.

  Note c

   No realignment of the portfolio is expected in connection with the Merger.

  Note d

   Reflects adjustment for estimated cost savings arising from the Merger.

 Metropolitan Series Fund State Street Research Diversified Portfolio Combined
                                (unaudited) (d)

                               December 31, 2002

 Par Value    Asset Name                                  Coupon Maturity Date  Market Value
-----------   ----------                                  ------ ------------- --------------
$   650,000   Abitibi Consolidated, Inc.................. 8.550   08/01/2010   $      721,415
 4,575,000... AIG SunAmerica Global Financing IX (144A).. 6.900   03/15/2032        5,339,986
  4,350,000   AIG SunAmerica Global Financing VI (144A).. 6.300   05/10/2011        4,794,666
  1,050,000   Airgas, Inc................................ 9.125   10/01/2011        1,134,000
  2,425,000   Alaska Steel Corp.......................... 7.875   02/15/2009        2,449,250
  3,350,000   Alcoa, Inc................................. 6.000   01/15/2012        3,687,982
  2,925,000   Allied Waste North America, Inc............ 8.875   04/01/2008        2,968,875
    125,000   Allied Waste North America, Inc............ 7.875   01/01/2009          123,125
    300,000   AmerisourceBergen Corp. (144A)............. 7.250   11/15/2012          307,500
  3,375,000   Ametek, Inc................................ 7.200   07/15/2008        3,517,493
  3,025,000   AOL Time Warner, Inc....................... 7.625   04/15/2031        3,109,046
  1,050,000   AT&T Corp.................................. 6.375   03/15/2004        1,076,250
    850,000   AT&T Corp.................................. 8.000   05/15/2003          936,898
  1,375,000   AT&T Wireless Services, Inc................ 8.125   05/01/2012        1,381,875
    750,000   AutoNation, Inc............................ 9.000   08/01/2008          757,500
  1,125,000   BAE Systems Holdings, Inc. (144A).......... 6.400   12/15/2011        1,169,143
  3,025,000   Bank of America Corp....................... 7.400   01/15/2011        3,563,344
  1,725,000   Bank One Issuance Trust.................... 3.760   01/15/2003        1,724,879
  2,775,000   Bank One N.A.--Illinois.................... 5.500   03/26/2007        3,022,061
  2,510,955   Bear Stearns Commercial Mortgage
                Securities, Inc.......................... 5.920   10/15/2036        2,719,675
  2,957,828   Bear Stearns Commercial Mortgage
                Securities, Inc.......................... 6.080   02/15/2035        3,216,534
  1,700,000   Beazer Homes USA, Inc...................... 8.375   04/15/2012        1,751,000
  1,575,000   BellSouth Capital Funding Corp............. 7.750   02/15/2010        1,864,835
  1,850,000   Bombardier Capital, Inc. (144A)............ 6.125   06/29/2006        1,674,178
     50,000   Boston Edison Co........................... 4.875   10/15/2012           50,388
    100,000   Briggs & Stratton Corp..................... 8.875   03/15/2011          107,750
  2,430,000   British Sky Broadcasting Group, Plc........ 6.875   02/23/2009        2,484,676
  1,775,000   British Telecommunications, Plc............ 8.375   12/15/2010        2,128,044
  1,425,000   Burlington Resources Finance Co............ 7.400   12/01/2031        1,670,724
    125,000   Centex Home Equity Loan Trust.............. 2.430   01/01/2003          124,136
  1,625,000   Chase Capital I............................ 7.670   12/01/2026        1,666,662
  2,934,331   Chase Commercial Mortgage Securities Corp.. 6.025   11/18/2030        3,160,411
  3,125,000   Chase Manhattan Auto Owner Trust........... 4.170   09/15/2008        3,230,725
  1,850,000   Chelsea Property Group, Inc................ 6.000   01/15/2013        1,851,769
    625,000   Chesapeake Energy Corp..................... 8.125   04/01/2011          643,750
  1,600,000   CIT Group, Inc............................. 5.500   11/30/2007        1,635,806
  2,350,000   CIT Group, Inc............................. 7.625   08/16/2005        2,528,252
  5,400,000   Citibank Credit Card Issuance Trust........ 7.450   09/15/2007        5,893,551
  8,375,000   Citigroup, Inc............................. 7.250   10/01/2010        9,722,278
  1,175,000   Citizens Communications Co................. 8.500   05/15/2006        1,301,190
  1,000,000   Citizens Communications Co................. 9.000   08/15/2031        1,170,455
  2,575,000   Clear Channel Communications, Inc.......... 7.250   09/15/2003        2,626,966
  4,500,000   Coca-Cola Enterprises, Inc................. 5.250   05/15/2007        4,838,170
  1,025,000   Comcast Cable Communications Corp.......... 6.375   01/30/2006        1,072,448
  4,575,000   Commercial Mortgage Acceptance Corp. (144A) 6.230   07/15/2031        3,837,847

 Metropolitan Series Fund State Street Research Diversified Portfolio Combined
                                (unaudited) (d)

                               December 31, 2002

Par Value    Asset Name                                  Coupon Maturity Date  Market Value
----------   ----------                                  ------ ------------- --------------
$3,850,000   Conagra, Inc............................... 7.500   09/15/2005   $    4,315,276
 4,700,000   Connecticut RRB Special Purpose Trust...... 5.360   03/30/2007        4,921,166
 3,000,000   Connecticut RRB Special Purpose Trust...... 5.730   03/30/2009        3,279,153
 2,425,000   Conoco Funding Co.......................... 5.450   10/15/2006        2,624,750
 1,475,000   Consolidated Edison Co. of New York........ 4.875   02/01/2013        1,495,452
 2,075,000   Countrywide Funding Corp................... 5.250   06/15/2004        2,158,131
 1,545,000   Countrywide Home Loans, Inc................ 5.500   08/01/2006        1,642,806
    75,000   Countrywide Asset-Backed Certificates...... 2.570   12/25/2032           71,017
   175,000   Countrywide Funding Corp................... 7.260   05/10/2004          186,306
 1,965,000   Cox Communications, Inc.................... 7.750   08/15/2006        2,195,987
 1,425,000   Credit Suisse First Boston (USA), Inc...... 5.750   04/15/2007        1,525,435
 2,250,000   D.R. Horton, Inc........................... 8.500   04/15/2012        2,261,250
   850,000   DaimlerChrysler Auto Trust................. 5.320   09/06/2006          900,718
 3,125,000   DaimlerChrysler North America Holding Corp. 8.500   01/18/2031        3,845,988
 3,125,000   Dana Corp.................................. 9.000   08/15/2011        3,015,625
 1,900,000   Dean Foods Co.............................. 8.150   08/01/2007        1,999,751
   125,000   Del Monte Corp. (144A)..................... 8.625   12/15/2012          127,500
 1,675,000   Delta Airlines, Inc........................ 6.417   07/02/2012        1,773,084
 1,250,000   Delta Airlines, Inc........................ 7.570   11/18/2010        1,248,708
 1,775,000   Deutsche Telekom International Finance BV.. 8.750   06/15/2030        2,050,393
   975,000   Deutsche Telekom International Finance BV.. 9.250   06/01/2032        1,236,828
   725,000   Dillard's, Inc............................. 6.875   06/01/2005          710,500
   100,000   DIMON, Inc................................. 9.625   10/15/2011          105,750
 4,500,000   Distribution Financial Services Trust...... 5.670   01/17/2017        4,852,830
 2,900,000   Dominion Resources, Inc.................... 7.625   07/15/2005        3,181,349
 1,200,000   Dominion Resources, Inc.................... 8.125   06/15/2010        1,396,081
    75,000   Dover Corp................................. 6.500   02/15/2011           83,850
 3,600,000   DTE Energy Co.............................. 6.000   06/01/2004        3,770,741
 3,550,000   EOP Operating, L.P......................... 7.000   07/15/2011        3,867,949
   125,000   EOP Operating, L.P......................... 6.500   01/15/2004          129,124
   100,000   EOP Operating, L.P......................... 6.500   06/15/2004          104,242
 2,500,000   ERAC USA Finance Co. (144A)................ 6.625   02/15/2005        2,638,673
 1,750,000   ERAC USA Finance Co. (144A)................ 8.250   05/01/2005        1,928,567
    75,000   ERAC USA Finance Co. (144A)................ 6.950   03/01/2004           78,114
 2,325,000   ERP Operating, L.P......................... 6.630   05/16/2003        2,472,282
 2,450,000   Exelon Corp................................ 6.750   05/01/2011        2,681,782
   225,000   Federal National Mortgage Association...... 6.000   12/01/2099          235,125
 7,750,000   Federal National Mortgage Association...... 6.500   12/01/2099        8,171,406
 5,075,000   Federal National Mortgage Association...... 6.500   12/01/2099        5,283,433
   658,304   Federal National Mortgage Association...... 7.000   12/01/2007          689,200
   136,072   Federal National Mortgage Association...... 7.250   09/01/2007          142,473
   150,000   Federal National Mortgage Association...... 7.250   05/15/2030          188,688
   298,622   Federal National Mortgage Association...... 8.000   06/01/2008          321,839
   360,448   Federal National Mortgage Association...... 8.500   02/01/2009          389,360
    12,535   Federal National Mortgage Association...... 9.000   04/01/2016           13,680
 3,800,000   Federal National Mortgage Association...... 7.125   01/15/2030        4,689,363
 2,832,243   Federal Republic of Brazil................. 8.000   04/15/2003        1,855,371

 Metropolitan Series Fund State Street Research Diversified Portfolio Combined
                                (unaudited) (d)

                               December 31, 2002

 Par Value    Asset Name                                    Coupon Maturity Date  Market Value
-----------   ----------                                    ------ ------------- --------------
$   800,000   Federated Department Stores, Inc.............  7.000  02/15/2028   $      841,953
     50,000   First National Bank--Massachusetts...........  7.375  09/15/2006           55,720
    800,000   FleetBoston Financial Corp...................  7.250  09/15/2005          885,822
  2,200,000   Flextronics International, Ltd...............  9.875  07/01/2010        2,370,501
    750,000   FMC Corp. (144A)............................. 10.250  11/01/2009          810,000
  4,895,000   Ford Credit Auto Owner Trust.................  4.790  11/15/2006        5,099,112
 11,050,000   Ford Motor Credit Co.........................  6.875  02/01/2006       11,069,360
    150,000   Ford Motor Co................................  7.450  07/16/2031          130,480
  1,300,000   France Telecom S.A...........................  9.250  03/01/2011        1,503,151
    750,000   General Electric Capital Corp................  5.000  02/15/2007          793,188
  5,975,000   General Electric Capital Corp................  5.875  02/15/2012        6,387,795
  8,675,000   General Motors Acceptance Corp...............  8.000  11/01/2031        8,722,235
    675,000   Georgia Power Co.............................  5.125  11/15/2012          698,475
  2,575,000   Goldman Sachs Group, L.P. (144A).............  6.625  12/01/2004        2,769,860
    603,649   Government National Mortgage Association.....  6.000  02/15/2009          643,542
     93,549   Government National Mortgage Association.....  6.500  04/15/2014           99,369
    155,934   Government National Mortgage Association.....  6.500  07/15/2014          165,636
  5,814,606   Government National Mortgage Association.....  7.000  09/15/2031        6,166,897
  3,633,432   Government National Mortgage Association.....  7.500  12/15/2014        3,925,190
  1,350,000   Granite Mortgages Plc........................  3.069  01/20/2003        1,341,625
  1,700,000   HCA, Inc.....................................  6.300  10/01/2012        1,714,520
    550,000   Healthcare Finance Group, Inc. (144A)........  3.110  01/05/2003          549,797
  1,175,000   Healthcare Finance Group, Inc. (144A)........  2.910  01/05/2003        1,139,750
  2,650,000   Hewlett-Packard Co...........................  5.500  07/01/2007        2,842,099
  4,925,000   Household Finance Corp.......................  6.375  11/27/2012        5,141,365
    600,000   Household Finance Corp.......................  7.000  05/15/2012          657,173
  4,700,000   Illinois Tool Works, Inc.....................  5.750  03/01/2009        5,116,401
    124,756   IMPAC CMB Trust..............................  1.880  01/27/2003          124,756
     69,666   IMPAC Funding Corp...........................  3.620  01/27/2003           67,973
  1,650,000   International Lease Finance Corp.............  4.375  12/15/2005        1,669,723
  1,000,000   International Paper Co. (144A)...............  5.850  10/30/2012        1,047,042
     75,000   International Paper Co.......................  6.750  09/01/2011           83,453
    675,000   ISP Chemco, Inc.............................. 10.250  07/01/2011          698,625
  1,150,000   J.P. Morgan Chase & Co.......................  6.750  02/01/2011        1,250,302
  3,091,631   J.P. Morgan Commercial Mortgage Finance Corp.  6.180  10/15/2035        3,346,048
  6,869,000   J.P. Morgan Project Commercial Mortgage
                Finance Corp...............................  7.238  09/15/2029        7,888,360
  3,225,000   John Deere Capital Corp......................  3.125  12/15/2005        3,253,360
  4,040,000   John Hancock Global Funding (144A)...........  7.900  07/02/2010        4,739,320
  2,225,000   John Q Hammons Hotels, L.P...................  8.875  05/15/2012        2,236,125
  4,350,000   Kellogg Co...................................  6.000  04/01/2006        4,715,108
    625,000   Kennametal, Inc..............................  7.200  06/15/2012          663,171
  2,850,000   KeySpan Corp.................................  7.625  11/15/2010        3,376,580
    125,000   KeySpan Corp.................................  6.150  06/01/2006          135,811
  2,200,000   L-3 Communications Holdings, Inc.............  7.625  06/15/2012        2,266,000
  2,125,000   Lear Corp....................................  7.960  05/15/2005        2,180,781
  3,125,000   Lehman Brothers Holdings, Inc................  7.375  05/15/2004        3,330,534

 Metropolitan Series Fund State Street Research Diversified Portfolio Combined
                                (unaudited) (d)

                               December 31, 2002

 Par Value    Asset Name                                    Coupon Maturity Date  Market Value
-----------   ----------                                    ------ ------------- --------------
$   133,062   LB Commercial Conduit Mortgage Trust.........  7.105  10/15/2032   $      146,856
  4,813,169   Lehman Brothers-UBS Commercial Mortgage
                Trust (144A)...............................  6.155  07/14/2016        5,224,014
  1,750,000   Lockheed Martin Corp.........................  8.500  12/01/2029        2,347,873
    152,342   Long Beach Asset Holdings Corp. (144A).......  7.870  09/25/2031          152,532
    541,194   Long Beach Asset Holdings Corp. (144A).......  8.350  03/25/2032          541,870
    100,000   Luscar Coal, Ltd.............................  9.750  10/15/2011          107,125
  2,075,000   Lyondell Chemical Co.........................  9.625  05/01/2007        1,992,000
  2,250,000   MBNA Corp....................................  7.500  03/15/2012        2,418,941
  3,325,000   MBNA Credit Card Master Note Trust...........  6.550  12/15/2008        3,599,973
  1,125,000   MDP Acquisitions, Plc. (144A)................  9.625  10/01/2012        1,170,000
  1,850,000   Merrill Lynch & Co., Inc.....................  4.000  11/15/2007        1,868,877
  1,550,000   Merrill Lynch Mortgage Investors, Inc........  6.960  11/21/2028        1,640,498
    500,000   Merry Land & Investments, Inc................  7.250  06/15/2005          548,660
  1,625,000   MGM Mirage, Inc..............................  9.750  06/01/2007        1,795,625
    873,200   Morgan Stanley Capital I, Inc................  6.190  03/15/2030          933,260
  1,199,866   Morgan Stanley Capital I, Inc................  6.340  07/15/2030        1,288,316
    225,000   Morgan Stanley Capital I, Inc................  6.630  06/15/2008          255,557
  3,375,000   Morgan Stanley Dean Witter & Co..............  5.800  04/01/2007        3,661,001
    175,000   Morgan Stanley Dean Witter Capital...........  7.000  02/15/2033          199,117
  1,818,750   National Republic of Bulgaria................  2.688  01/28/2003        1,686,891
  4,942,578   NationsLink Funding Corp.....................  6.001  08/20/2030        5,312,259
  5,675,000   NationsLink Funding Corp. (Class E)..........  7.105  08/20/2030        6,140,576
  2,650,000   News America, Inc............................  6.625  01/09/2008        2,840,225
  4,150,000   Norfolk Southern Corp........................  7.350  05/15/2007        4,765,548
    100,000   Ohio Power Co................................  6.750  07/01/2004          104,046
  1,575,000   OM Group, Inc................................  9.250  12/15/2011          850,500
    450,000   Owens-Illinois, Inc..........................  7.850  05/15/2004          444,376
  1,225,000   Pan Pacific Retail Properties, Inc...........  6.125  01/15/2013        1,253,150
  2,925,000   Park Place Entertainment Corp................  7.875  03/15/2010        2,976,187
    400,000   People's Republic of China...................  7.300  12/15/2008          472,192
    425,000   PerkinElmer, Inc. (144A).....................  8.875  01/15/2013          418,625
    975,000   Petroleos Mexicanos (144A)...................  6.500  02/01/2005        1,032,281
  2,800,000   Petronas Capital, Ltd. (144A)................  7.000  05/22/2012        3,049,124
    575,000   Plains All American Pipeline, L.P. (144A)....  7.750  10/15/2012          598,000
  2,625,000   Potlatch Corp................................ 10.000  07/15/2011        2,874,375
  8,950,000   Principal Residential Mortgage Capital (144A)  4.550  12/20/2004        9,356,867
    225,000   Principal Residential Mortgage Capital (144A)  5.500  06/21/2004          228,375
  3,750,000   Procter & Gamble Co..........................  4.750  06/15/2007        4,020,791
  2,525,000   Progress Energy, Inc.........................  7.100  03/01/2011        2,782,793
    225,000   PSEG Transition Funding, L.L.C...............  5.980  06/15/2008          246,043
    100,000   R.H. Donnelley Finance Corp. (144A)..........  8.875  12/15/2010          107,000
  1,475,000   Raytheon Co..................................  8.200  03/01/2006        1,657,201
  3,075,000   Reed Elsevier Capital, Inc...................  6.125  08/01/2006        3,359,721
  1,625,000   Republic of Chile............................  5.625  07/23/2007        1,714,405
  2,625,000   Republic of Colombia......................... 10.000  01/23/2012        2,651,250
  2,266,644   Republic of Panama...........................  5.000  07/17/2003        2,022,360

 Metropolitan Series Fund State Street Research Diversified Portfolio Combined
                                (unaudited) (d)

                               December 31, 2002

  Par Value     Asset Name                                     Coupon Maturity Date  Market Value
-------------   ----------                                     ------ ------------- --------------
$   1,000,000   Republic of Peru..............................  9.125  01/15/2008   $    1,010,000
    1,663,000   Republic of Peru..............................  9.125  02/21/2012        1,629,740
    2,275,000   Republic of Philippines.......................  8.375  03/12/2009        2,280,688
    1,587,621   Republic of Poland............................  7.000  10/27/2003        1,615,404
    2,700,000   Republic of South Africa......................  9.125  05/19/2009        3,219,750
       25,000   Republic of South Africa......................  7.375  04/25/2012           27,063
      450,000   Republic of Turkey............................ 10.500  01/13/2008          465,750
      925,000   Republic of Turkey............................ 12.375  06/15/2009        1,005,013
    1,869,000   Republic of Ukraine........................... 11.000  03/15/2007        1,934,415
    7,050,000   Residential Asset Securities Corp.............  4.988  02/25/2027        7,317,657
      350,000   Residential Asset Securities Corp.............  5.751  03/25/2027          357,427
      850,000   Russian Federation............................  5.000  03/31/2030          674,985
    2,475,000   Russian Federation............................  8.250  03/31/2010        2,618,550
    1,700,000   Safeway Inc...................................  3.625  11/05/2003        1,713,000
      675,000   Saks, Inc.....................................  8.250  11/15/2008          671,625
    3,200,000   Salomon Brothers Commercial Mortgage Trust....  6.226  12/18/2035        3,549,249
      200,000   Salomon Brothers Mortgage Securities VII, Inc.  6.134  02/18/2034          220,431
    1,825,000   SBC Communications, Inc.......................  5.750  05/02/2006        1,979,232
    1,975,000   Seagate Technologies Holdings (144A)..........  8.000  05/15/2009        2,044,125
      525,000   Senior Housing Properties Trust...............  8.625  01/15/2012          517,125
    4,025,000   Simon Property Group, L.P.....................  7.375  01/20/2006        4,450,603
      900,000   Sprint Capital Corp...........................  5.875  05/01/2004          891,000
      400,000   SPX Corp......................................  7.500  01/01/2013          405,500
    1,575,000   Starwood Hotels & Resorts (144A)..............  7.875  05/01/2012        1,559,250
    2,586,042   Structured Asset Securities Corp..............  6.790  10/12/2034        2,737,970
    1,925,000   Structured Asset Securities Corp..............  2.520  01/26/2003        1,828,084
    2,600,000   Sun Trust Banks, Inc..........................  5.450  12/01/2017        2,682,358
       75,000   Sun Trust Banks, Inc..........................  5.050  07/01/2007           80,448
    1,725,000   TCI Communications, Inc.......................  7.875  02/15/2026        1,749,664
    1,660,000   TCI Communications, Inc.......................  8.650  09/15/2004        1,782,250
      350,000   Telecomunicaciones de Puerto Rico, Inc........  6.650  05/15/2006          370,570
    1,025,000   Telecomunicaciones de Puerto Rico, Inc........  6.800  05/15/2009        1,050,004
    1,775,000   Tembec Industries, Inc........................  7.750  03/15/2012        1,721,750
       25,000   Tembec Industries, Inc........................  8.500  02/01/2011           25,187
      300,000   Terex Corp....................................  9.250  07/15/2011          273,375
    2,425,000   The Goldman Sachs Group, Inc..................  7.625  08/17/2005        2,734,818
    2,700,000   The Kroger Co.................................  8.000  09/15/2029        3,190,298
    2,050,000   The Walt Disney Co............................  6.750  03/30/2006        2,238,702
      200,000   The Walt Disney Co............................  3.900  09/15/2003          202,372
    2,300,000   Thomson Corp..................................  5.750  02/01/2008        2,500,220
      450,000   Trimas Corp. (144A)...........................  9.875  06/15/2012          445,500
      175,000   Trimas Corp. (144A)...........................  9.875  06/15/2012          173,250
    3,550,000   Tyco International Group S.A..................  6.375  02/15/2006        3,443,500
      100,000   Tyson Foods, Inc..............................  6.625  10/01/2004          106,326
    2,600,000   U.S. Bancorp..................................  6.875  09/15/2007        2,988,362
    5,050,000   Union Pacific Corp............................  5.840  05/25/2004        5,299,182
       50,000   Union Pacific Corp............................  6.625  02/01/2029           54,863

 Metropolitan Series Fund State Street Research Diversified Portfolio Combined
                                (unaudited) (d)

                               December 31, 2002

 Par Value    Asset Name                         Coupon Maturity Date  Market Value
-----------   ----------                         ------ ------------- --------------
$ 1,375,000   Union Planters Bank...............  5.125  06/15/2007   $    1,464,877
  1,700,000   United Mexican States.............  8.300  08/15/2031        1,793,500
  2,750,000   United Mexican States.............  9.875  02/01/2010        3,375,900
    650,000   United Rentals, Inc............... 10.750  04/15/2008          646,750
 19,000,000   United States Treasury Bond Strips  0.000  08/15/2025        5,754,910
    500,000   United States Treasury Bond Strips  0.000  08/15/2017          242,861
    875,000   United States Treasury Bond Strips  0.000  08/15/2021          330,931
  9,775,000   United States Treasury Bonds......  5.250  11/15/2028       10,209,909
  8,575,000   United States Treasury Bonds......  6.250  05/15/2030       10,261,531
  1,625,000   United States Treasury Bonds......  6.750  08/15/2026        2,033,092
  1,575,000   United States Treasury Bonds......  7.250  05/15/2016        2,016,738
  1,200,000   United States Treasury Bonds......  8.125  08/15/2021        1,688,719
  5,090,000   United States Treasury Bonds......  8.875  02/15/2019        7,516,103
 17,025,000   United States Treasury Bonds...... 10.625  08/15/2015       27,489,382
  9,900,000   United States Treasury Bonds...... 11.250  02/15/2015       16,486,985
 14,775,000   United States Treasury Notes......  3.250  08/15/2007       15,140,918
  7,175,000   United States Treasury Notes......  5.875  11/15/2004        7,749,280
  3,625,000   United States Treasury Notes......  6.000  08/15/2009        4,214,628
    750,000   UnitedHealth Group, Inc...........  7.500  11/15/2005          846,036
     75,000   United Technologies Corp..........  7.125  11/15/2010           87,978
    500,000   Univision Communications, Inc.....  7.850  07/15/2011          567,085
  1,125,000   USA Interactive (144A)............  7.000  01/15/2013        1,163,277
  4,200,000   Verizon Global Funding Corp.......  6.125  06/15/2007        4,607,408
    100,000   Verizon Global Funding Corp.......  7.375  09/01/2012          115,054
  2,125,000   Viacom, Inc.......................  6.400  01/30/2006        2,346,061
  2,450,000   Vodafone Airtouch, Plc............  7.750  02/15/2010        2,889,493
    100,000   Vodafone Airtouch, Plc............  7.625  02/15/2005          110,240
  2,000,000   Vornado Realty Trust..............  5.625  06/15/2007        2,037,870
  2,825,866   Washington Mutual, Inc............  5.574  01/25/2003        2,825,879
  1,825,000   Washington Mutual, Inc............  5.500  01/15/2013        1,860,589
  1,475,000   Washington Mutual, Inc............  5.625  01/15/2007        1,578,461
  1,450,000   Waste Management, Inc.............  6.875  05/15/2009        1,522,510
  5,275,000   Wells Fargo & Co..................  5.125  02/15/2007        5,665,424
    175,000   Westport Resources Corp. (144A)...  8.250  11/01/2011          183,750
  4,350,000   Weyerhaeuser Co...................  6.000  08/01/2006        4,590,094
  1,000,000   XTO Energy, Inc...................  7.500  04/15/2012        1,062,499
    975,000   Yum! Brands, Inc..................  7.700  07/01/2012        1,014,000
                                                                      --------------
              Total Bonds & Notes
                (Identified cost $602,673,585)..                         638,513,305
                                                                      ==============
  Shares
-----------
    135,300   Abbott Laboratories...............                           5,412,000
    818,000   ACE, Ltd..........................                          24,000,120
    535,000   Agilent Technologies, Inc.........                           9,608,600
    412,800   Altera Corp.......................                           5,089,824
    413,000   American Express Co...............                          14,599,550
    458,500   American International Group, Inc.                          26,524,225
    451,300   Amgen, Inc........................                          21,815,842

 Metropolitan Series Fund State Street Research Diversified Portfolio Combined
                                (unaudited) (d)

                               December 31, 2002

         Shares     Asset Name                             Market Value
        ---------   ----------                            --------------
              316   Anacomp, Inc......................... $            3
                1   Anacomp, Inc. (Class B)..............             --
          268,500   Anthem, Inc..........................     16,888,650
          228,900   Avon Products, Inc...................     12,330,843
          201,700   Bank of America Corp.................     14,032,269
          361,100   Bank of New York Co., Inc............      8,651,956
          420,400   Bank One Corp........................     15,365,620
          261,000   Biogen, Inc..........................     10,455,660
          209,300   Boston Scientific Corp...............      8,899,436
           26,300   BP Amoco, Plc. (ADR).................      1,069,095
          868,100   Bristol-Myers Squibb Co..............     20,096,515
          429,700   Burlington Resources, Inc............     18,326,705
        1,037,100   Caremark Rx, Inc.....................     16,852,875
          977,500   Cendant Corp.........................     10,244,200
        1,495,400   Cisco Systems, Inc...................     19,589,740
          846,370   Citigroup, Inc.......................     29,783,761
          775,300   Comcast Corp. (Special Class A)......     17,514,027
              500   Crown Packaging, Ltd. (144A).........             --
          125,200   Deere & Co...........................      5,740,420
          527,000   Dell Computer Corp...................     14,091,980
        1,208,300   Delphi Automotive Systems Corp.......      9,726,815
          231,100   Dow Chemical Co......................      6,863,670
          182,800   Eli Lilly & Co.......................     11,607,800
          203,700   Emerson Electric Co..................     10,358,145
          866,900   ExxonMobil Corp......................     30,289,486
          170,600   Federal National Mortgage Association     10,974,698
          314,000   Flextronics International, Ltd.......      2,571,660
        1,355,030   General Electric Co..................     32,994,980
          180,900   Halliburton Co.......................      3,384,639
          822,214   Hewlett-Packard Co...................     14,273,635
          255,600   Honeywell International, Inc.........      6,134,400
          836,700   Intel Corp...........................     13,027,419
          182,900   International Business Machines Corp.     14,174,750
          513,500   International Paper Co...............     17,957,095
          196,500   Johnson & Johnson....................     10,554,015
          153,500   Kohl's Corp..........................      8,588,325
          278,300   Kraft Foods, Inc.....................     10,834,219
          299,700   Lockheed Martin Corp.................     17,307,676
           34,300   McDonald's Corp......................        551,544
          253,800   Medtronic, Inc.......................     11,573,280
          147,300   MGIC Investment Corp.................      6,083,490
          918,200   Microsoft Corp.......................     47,470,940
          197,600   Millipore Corp.......................      6,718,400
          587,400   Morgan Stanley Dean Witter & Co......     23,449,008
          318,400   Nabors Industries, Ltd...............     11,229,968
          313,190   Newmont Mining Corp..................      9,091,906
          406,100   Noble Corp...........................     14,274,415

 Metropolitan Series Fund State Street Research Diversified Portfolio Combined
                                (unaudited) (d)

                               December 31, 2002

  Shares      Asset Name                                            Market Value
-----------   ----------                                           --------------
    501,800   Novartis AG (ADR)..................                  $   18,431,114
     92,500   Novellus Systems, Inc..............                       2,597,400
    895,800   Ocean Energy, Inc..................                      17,889,126
    722,900   Oracle Corp........................                       7,807,320
    607,200   PepsiCo, Inc.......................                      25,635,984
    878,525   Pfizer, Inc........................                      26,856,509
    289,000   Praxair, Inc.......................                      16,695,530
    530,800   SAP AG (ADR).......................                      10,350,600
    612,800   SBC Communications, Inc............                      16,613,008
    104,300   The Boeing Co......................                       3,440,857
    418,400   The Gap, Inc.......................                       6,493,568
    774,600   The Home Depot, Inc................                      18,559,416
    309,800   The Procter & Gamble Co............                      26,624,212
    215,800   The Walt Disney Co.................                       3,519,698
    204,000   United Technologies Corp...........                      12,635,760
  1,203,500   USA Interactive....................                      27,584,220
    179,200   Verizon Communications, Inc........                       6,944,000
    542,480   Viacom, Inc. (Class B).............                      22,111,485
    913,800   Vodafone Group, Plc. (ADR).........                      16,558,056
    302,000   Wachovia Corp......................                      11,004,880
    507,600   Wal-Mart Stores, Inc...............                      25,638,876
    519,500   Waste Management, Inc..............                      11,906,940
    314,100   Wells Fargo & Co...................                      14,721,867
    379,359   Willis Group Holdings, Ltd.........                      10,876,222
    418,500   Yahoo! Inc.........................                       6,842,475
                                                                   --------------
              Total Common Stock
                (Identified cost $1,192,017,044).                   1,077,389,417
                                                                   ==============
$ 1,000,000   American Express Credit Corp....... 1.290 01/17/2003        999,427
$ 7,462,000   Caterpillar Financial Services N.V. 1.300 01/07/2003      7,460,383
$ 7,110,000   Merck & Co., Inc................... 1.300 01/14/2003      7,106,662
$13,048,000   Morgan Stanley Dean Witter & Co.... 1.400 01/02/2003     13,047,493
$12,578,000   Morgan Stanley Dean Witter & Co.... 1.400 01/03/2003     12,577,022
$ 8,688,000   Pitney Bowes, Inc.................. 1.190 01/02/2003      8,687,713
  2,983,298   SSGA Money Market Fund............. 1.030                 2,983,298
                                                                   --------------
              Total Short Term
                (Identified cost $52,861,998)....                      52,861,998
                                                                   --------------
              Total Investments
                (Identified cost $1,847,552,627).                  $1,768,764,720
                                                                   ==============

                           Metropolitan Series Fund

            COMBINED PRO FORMA STATEMENT OF ASSETS AND LIABILITIES

                         December 31, 2002 (UNAUDITED)

                                                General American Metropolitan Series Fund   Adjustments
                                                Capital Company   State Street Research   (References are
                                                Asset Allocation       Diversified         to Pro Forma      Pro Forma
                                                      Fund              Portfolio           Footnotes)       Combined
                                                ---------------- ------------------------ --------------- --------------
Assets
Investments at value*..........................   $ 65,393,573        $1,703,371,147        $       --    $1,768,764,720
Cash...........................................         73,195                   785                --            73,980
Receivable for:
   Fund shares sold............................              0               109,168                --           109,168
   Securities sold.............................         33,222               871,603                --           904,825
   Futures variation margin....................              0                35,641                --            35,641
   Dividends and interest......................        348,038            10,346,309                --        10,694,347
   Foreign taxes...............................              0                    --                --                 0
   Collateral for securities loaned............              0            87,696,015                --        87,696,015
Prepaid expense................................              0                    --                --                 0
                                                  ------------        --------------        ----------    --------------
      Total assets.............................     65,848,028         1,802,430,668                --     1,868,278,696
                                                  ------------        --------------        ----------    --------------
Liabilities
  Payable for:
   Securities purchased........................        575,672            13,126,032                --        13,701,704
   Fund shares redeemed........................         73,565               471,414                --           544,979
   Open forward currency contracts--net........              0                    --                --                 0
   Return of collateral for securities loaned..              0            87,696,015                --        87,696,015
   Foreign taxes...............................            386                 9,942                --            10,328
Accrued expenses:                                                                                                      0
   Management fees.............................         30,828               652,496                --           683,324
   Administrative fees.........................          5,605                                                     5,605
   Service and distribution fees...............             --                 1,351                --             1,351
   Directors fees..............................             --                 1,331                --             1,331
   Other expenses..............................              0                69,413                --            69,413
                                                  ------------        --------------        ----------    --------------
      Total liabilities........................        686,056           102,027,994                --       102,714,050
                                                  ------------        --------------        ----------    --------------
Net Assets.....................................   $ 65,161,972        $1,700,402,674        $       --    $1,765,564,646
                                                  ============        ==============        ==========    ==============
Net assets consist of:
   Capital paid in.............................   $ 80,589,774        $2,114,028,301        $       --    $2,194,618,075
   Undistributed net investment income.........              0            54,018,608                --        54,018,608
   Accumulated net realized gains (losses).....    (11,695,900)         (391,128,336)               --      (402,824,236)
   Unrealized appreciation (depreciation) on
    investments and futures contracts..........     (3,731,902)          (76,515,899)               --       (80,247,801)
                                                  ------------        --------------        ----------    --------------
      Total....................................   $ 65,161,972        $1,700,402,674        $       --    $1,765,564,646
                                                  ============        ==============        ==========    ==============
Net Assets--Class A............................   $ 65,161,972        $1,688,912,716        $       --    $1,754,074,688
                                                  ============        ==============        ==========    ==============
Net Assets--Class E............................            n/a        $   11,489,958        $       --    $   11,489,958
                                                  ============        ==============        ==========    ==============
Capital shares outstanding--Class A............      1,803,358           129,180,062         3,182,256(a)    134,165,676
                                                  ============        ==============        ==========    ==============
Capital shares outstanding--Class E............            n/a               879,688                --           879,688
                                                  ============        ==============        ==========    ==============
Net Asset Value and Offering Price Per Share--
 Class A.......................................   $      36.13        $        13.07                --    $        13.07
                                                  ============        ==============        ==========    ==============
Net Asset Value and Offering Price Per Share--
 Class E.......................................            n/a        $        13.06                --    $        13.06
                                                  ============        ==============        ==========    ==============
--------
  * Identified cost of investments.............   $ 69,125,475        $1,778,427,152                --    $1,847,552.627

                       See notes to financial statements

                           Metropolitan Series Fund

                  COMBINED PRO FORMA STATEMENT OF OPERATIONS

              For the period ended December 31, 2002 (UNAUDITED)

                                                                    Metropolitan
                                                 General American Series Fund State   Adjustments
                                                 Capital Company   Street Research  (References are
                                                 Asset Allocation    Diversified     to Pro Forma      Pro Forma
                                                       Fund           Portfolio       Footnotes)       Combined
                                                 ---------------- ----------------- ---------------  -------------
Investment Income
   Dividend Income(1)...........................   $    561,485     $  15,008,146      $       0     $  15,569,631
   Interest income(2)...........................      1,723,863        47,959,717              0        49,683,580
                                                   ------------     -------------      ---------     -------------
                                                      2,285,348        62,967,863              0        65,253,211
Expenses
   Management fees..............................        413,279         8,730,261        (82,118)(b)     9,061,422
   Service and distribution fees................              0             6,745              0             6,745
   Administrative fee...........................         75,264                 0        (75,264)(c)             0
   Directors fees and expenses..................              0            12,639              0            12,639
   Custodian....................................              0           388,807          5,645 (e)       394,452
   Audit and tax services.......................              0            18,325              0            18,325
   Legal........................................              0            55,061              0            55,061
   Printing.....................................              0           583,757          5,175 (e)       588,932
   Insurance....................................              0            29,385              0            29,385
   Miscellaneous expenses.......................              0            32,658              0            32,658
                                                   ------------     -------------      ---------     -------------
       Total Expenses...........................        488,543         9,857,638       (146,562)       10,199,619
   Expense Reductions...........................             --          (268,260)            --          (268,260)
                                                   ------------     -------------      ---------     -------------
   Net investment income........................      1,796,805        53,378,485        146,562        55,321,852
                                                   ------------     -------------      ---------     -------------
Realized and Unrealized Gain (Loss) on
  Investments
   Net realized gain (loss) on investments......     (8,899,949)     (254,584,495)             0      (263,484,444)
   Net realized gain (loss) on foreign
     currency transactions......................              0        (1,318,009)             0        (1,318,009)
   Net realized gain (loss) on futures
     transactions...............................              0        (7,412,846)             0        (7,412,846)
                                                   ------------     -------------      ---------     -------------
       Net realized gain (loss) on
         investments, foreign currency, and
         futures transactions...................     (8,899,949)     (263,315,350)             0      (272,215,299)
   Net unrealized appreciation
     (depreciation) on investments..............     (4,838,676)     (104,716,531)             0      (109,555,207)
   Net unrealized appreciation
     (depreciation) on foreign currency
     transactions...............................              0           101,478              0           101,478
   Net unrealized appreciation (depreciation)
     on futures transactions....................              0        (2,225,030)             0        (2,225,030)
                                                   ------------     -------------      ---------     -------------
   Net unrealized gain (loss) on
     investments, foreign currency, and
     futures transactions.......................     (4,838,676)     (106,840,083)             0      (111,678,759)
                                                   ------------     -------------      ---------     -------------
   Net gain (loss)..............................    (13,738,625)     (370,155,433)                    (383,894,058)
Net increase (decrease) in Net Assets from
  Operations....................................   $(11,941,820)    $(316,776,948)     $       0     $(328,572,206)
                                                   ============     =============      =========     =============
--------
   (1) Net of foreign taxes.....................   $      4,138     $      80,407      $       0     $      84,545
   (2) Income on securities loaned..............                          198,738                          198,738

         Notes to Pro Forma Combining Financial Statements (Unaudited)

                               December 31, 2002

Introductory Paragraph

   The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of General American Capital Company's Asset Allocation Fund ("Asset Allocation Fund") in exchange for shares of Metropolitan Series Fund's State Street Research Diversified Portfolio ("Diversified Portfolio") at net asset value. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity, Diversified Portfolio, and the results of operations of Diversified Portfolio for pre-combination periods will not be restated.

   The pro forma unaudited combining statements of assets and liabilities and portfolio of investments reflect the financial position of the Asset Allocation Fund and Diversified Portfolio, as though the reorganization occurred as of December 31, 2002. The pro forma unaudited statement of operations reflects the results of operations of each of the merged funds for the period ended December 31, 2002 as though the reorganization occurred as of the beginning of the period.

   The pro forma combining statements should be read in conjunction with the financial statements and financial highlights for the Asset Allocation Fund and Diversified Portfolio, which are incorporated by reference in the Statement of Additional Information.

Investment Security Valuation

   Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services selected by the adviser or relevant subadviser pursuant to authorization of the Board. Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value which approximates fair market value.

   Equity securities traded on a national securities exchange or exchanges or the NASDAQ National Market System are valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or exchanges or on the NASDAQ National Market System for which there is no reported sale during the day, are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board of Directors or its delegates. If no closing price is available, then such securities are valued by using the last reported bid price. Equity securities traded over-the-counter are valued at the last reported sales price. Other equity securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are valued at fair value as determined in good faith by the Funds' adviser or subadviser acting under the supervision of the Board of Directors, although the actual calculations may be made by a pricing service selected by the Funds' adviser or subadviser and approved by the Board.

   Securities traded primarily on an exchange outside of the United States which closes before the close of the New York Stock Exchange generally will be valued at the last sales price on that non-U.S. exchange, except when an occurrence after closing of that exchange is likely to have materially changed such security's value as determined by a subadviser or adviser. The adviser or subadviser may value the security in good faith, acting under the supervision of the Board, although the actual calculations may be made by a pricing service selected by the adviser or relevant subadviser and approved by the Board. Securities traded primarily on an exchange outside of the United States for which there is no reported sale during the day, are valued at the mean between the last reported bid and asked prices.

   Forward foreign currency exchange contracts are valued based on the mean between closing bid and ask prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

   Options, whether on securities, indices, or futures contracts, are valued at the last sales price available as of the close of business on the day of valuation or, if no sale, at the mean between the bid and asked prices. Options on currencies are valued at the spot price each day. As a general matter, futures contracts are marked-to-market daily. The value of futures contracts will be the sum of the margin deposit plus or minus the difference between the value of the futures contract on each day the net asset value is calculated and the value on the date the futures contract originated, value being that established on a recognized commodity exchange, or by reference to other customary sources, with gain or loss being realized when the futures contract closes or expires.

Estimates and Assumptions

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Federal taxes

   Each Fund, which is a separate taxable entity, intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its taxable income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

  Note a

   Reflects change in shares outstanding due to the issuance of Class A shares of Diversified Portfolio in exchange for Class A Shares of Asset Allocation Fund based upon the net asset value of the Diversified Portfolio Class A shares at December 31, 2002.

  Note b

   Reflects the Diversified Portfolio's investment advisory fee rate of 0.44%.

  Note c

   Reflects reclassification of certain balances to conform to the Diversified Portfolio's expense structure.

  Note d

   No realignment of the portfolio is expected in connection with the Merger.

  Note e

   Reflects adjustment for estimated costs arising from the Merger

   Metropolitan Series Fund State Street Research Large Cap Value Portfolio
                           Combined (unaudited) (d)

                               December 31, 2002

         Shares    Asset Name                              Market Value
         -------   ----------                              ------------
          33,770   Alcoa, Inc............................. $   769,281
          11,530   American International Group, Inc......     667,011
          12,620   Anadarko Petroleum Corp................     604,498
          26,810   AOL Time Warner, Inc...................     351,211
          11,940   Bank of America Corp...................     830,666
          30,750   Bank of New York Co., Inc..............     736,770
          29,610   BellSouth Corp.........................     766,011
          19,440   BP Amoco, Plc. (ADR)...................     790,236
          26,850   Bristol-Myers Squibb Co................     621,577
          25,110   Burlington Northern Santa Fe Corp......     653,111
          21,770   Carnival Corp..........................     543,162
          65,900   Cendant Corp.(b).......................     690,632
          10,453   Chevron Texaco Corp....................     694,915
          37,861   Citigroup, Inc.........................   1,332,329
          18,320   CVS Corp...............................     457,451
          64,790   Delphi Automotive Systems Corp.........     521,560
          13,220   Dominion Resources, Inc................     725,778
          23,224   ExxonMobil Corp........................     811,446
          26,020   Federated Department Stores, Inc.(b)...     748,335
          20,050   FleetBoston Financial Corp.............     487,215
          32,570   Flextronics International, Ltd.(b).....     266,748
          15,130   General Electric Co....................     368,416
          71,746   General Motors Corp....................     767,682
          19,650   Halliburton Co.........................     367,652
          15,940   Hartford Financial Services Group, Inc.     724,154
          14,730   HCA, Inc...............................     611,295
          40,439   Hewlett-Packard Co.....................     702,021
          28,795   Honeywell International, Inc...........     691,080
          36,390   Intel Corp.............................     566,592
          19,120   International Paper Co.................     668,626
          16,810   J.P. Morgan Chase & Co.................     403,440
          16,010   Kimberly-Clark Corp....................     759,995
          81,440   Liberty Media Corp.....................     728,074
           7,810   Marsh & McLennan Cos., Inc.............     360,900
          37,540   MBNA Corp..............................     714,011
          45,030   McDonald's Corp........................     724,082
          20,050   Morgan Stanley Dean Witter & Co........     800,396
          43,190   Motorola, Inc..........................     373,593
          25,020   National City Corp.....................     683,546
          14,210   PNC Financial Services Group, Inc......     595,399
          18,990   Rohm & Haas Co.........................     616,795
          28,790   SBC Communications, Inc................     780,497
          30,750   Schering-Plough Corp...................     682,650
          17,620   The Boeing Co..........................     581,284
          11,300   The Gap, Inc...........................     175,376
          18,700   The Home Depot, Inc....................     448,052
          45,740   The Kroger Co.(b)......................     706,683

   Metropolitan Series Fund State Street Research Large Cap Value Portfolio
                           Combined (unaudited) (d)

                               December 31, 2002

      Shares    Asset Name                                     Market Value
     --------   ----------                                     ------------
       35,110   The Walt Disney Co............................ $   572,644
       52,500   Tyco International, Ltd.......................     896,700
       40,480   U.S. Bancorp..................................     858,985
        9,500   United Technologies Corp......................     588,430
       26,360   Unocal Corp...................................     806,089
       29,990   Waste Management, Inc.........................     687,371
        7,110   Wells Fargo & Co..............................     333,246
        9,580   Wyeth.........................................     358,292
       10,070   Xl Capital, Ltd...............................     777,907
                                                               -----------
                Total Common Stocks
                  (Identified Cost $41,303,4390)..............  35,551,898
                                                               ===========

     $177,000   American Express Credit Corp. 1.330%, 01/02/03     176,993
     $249,000   McGraw-Hill, Inc. 1.260%, 01/07/03............     248,948
      180,104   SSGA Money Market Fund........................     180,104
                                                               -----------
                Total Short Term Investments
                  (Identified Cost $606,045).................. $   606,045
                                                               -----------
                Total Investments
                  (Identified Cost $41,909,484)............... $36,157,943
                                                               ===========

--------
(b) non-income producing

                           Metropolitan Series Fund

            COMBINED PRO FORMA STATEMENT OF ASSETS AND LIABILITIES

                         December 31, 2002 (UNAUDITED)

                                                                         Metropolitan
                                                      General American Series Fund State   Adjustments
                                                      Capital Company   Street Research  (References are
                                                       Managed Equity   Large Cap Value   to Pro Forma    Pro Forma
                                                            Fund           Portfolio       Footnotes)     Combined
                                                      ---------------- ----------------- --------------- -----------
Assets
Investments at value*................................   $26,662,705       $ 9,495,238      $        0    $36,157,943
Cash.................................................             0               171               0            171
Receivable for:
   Fund shares sold..................................             0            77,768               0         77,768
   Open forward currency contracts--net..............             0                 0               0              0
   Futures variation margin..........................             0                 0               0              0
   Dividends and interest............................        42,465            13,848               0         56,313
   Foreign taxes.....................................             0                 0               0              0
   Due From Investment Adviser.......................             0            20,951               0         20,951
Prepaid expense......................................             0                 0               0              0
                                                        -----------       -----------      ----------    -----------
      Total assets...................................    26,705,170         9,607,976               0     36,313,146
                                                        -----------       -----------      ----------    -----------
Liabilities
  Payable for:
   Securities purchased..............................        62,328            27,425               0         89,753
   Fund shares redeemed..............................        13,416             3,113               0         16,529
   Open forward currency contracts--net..............             0                 0               0              0
   Return of collateral for securities loaned........             0                 0               0              0
   Foreign taxes.....................................             0                 0               0              0
Accrued expenses:
   Management fees...................................        11,657             3,552               0         15,209
   Administrative fees...............................         2,332                                            2,332
   Service and distribution fees.....................             0               584               0            584
   Directors fees....................................             0             1,331               0          1,331
   Other expenses....................................             0            17,395               0         17,395
                                                        -----------       -----------      ----------    -----------
      Total liabilities..............................        89,733            53,400               0        143,133
                                                        -----------       -----------      ----------    -----------
Net Assets...........................................   $26,615,437       $ 9,554,576      $        0    $36,170,013
                                                        ===========       ===========      ==========    ===========
Net assets consist of:
   Capital paid in...................................   $35,983,157       $10,976,528      $        0    $46,959,685
   Undistributed net investment income...............             0                 0               0              0
   Accumulated net realized gains (losses)...........    (4,564,640)         (473,491)              0     (5,038,131)
   Unrealized appreciation (depreciation) on
    investments and futures contracts................    (4,803,080)         (948,461)              0     (5,751,541)
                                                        -----------       -----------      ----------    -----------
      Total..........................................   $26,615,437       $ 9,554,576      $        0    $36,170,013
                                                        ===========       ===========      ==========    ===========
Net Assets--Class A..................................   $26,615,437       $ 4,642,257      $       --    $31,257,694
                                                        ===========       ===========      ==========    ===========
Net Assets--Class B..................................           n/a       $     1,034              --          1,034
                                                        ===========       ===========      ==========    ===========
Net Assets--Class E..................................           n/a       $ 4,911,285      $       --    $ 4,911,285
                                                        ===========       ===========      ==========    ===========
Capital shares outstanding--Class A..................       892,599           583,873       2,455,255(a)   3,931,727
                                                        ===========       ===========      ==========    ===========
Capital shares outstanding--Class B..................           n/a               130                            130
                                                        ===========       ===========      ==========    ===========
Capital shares outstanding--Class E..................           n/a           617,931              --        617,931
                                                        ===========       ===========      ==========    ===========
Net Asset Value and Offering Price Per Share--Class A   $     29.82       $      7.95              --    $      7.95
                                                        ===========       ===========      ==========    ===========
Net Asset Value and Offering Price Per Share--Class B           n/a       $      7.95                    $      7.95
                                                        ===========       ===========      ==========    ===========
Net Asset Value and Offering Price Per Share--Class E           n/a       $      7.95              --    $      7.95
                                                        ===========       ===========      ==========    ===========
--------
  * Identified cost of investments...................   $31,465,785       $10,443,699      $       --     41,909,484

                       See notes to financial statements

                           Metropolitan Series Fund

                  COMBINED PRO FORMA STATEMENT OF OPERATIONS

              For the period ended December 31, 2002 (UNAUDITED)

                                                                    Metropolitan
                                                 General American Series Fund State   Adjustments
                                                 Capital Company   Street Research  (References are
                                                  Managed Equity   Large Cap Value   to Pro Forma     Pro Forma
                                                       Fund         Portfolio(2)      Footnotes)      Combined
                                                 ---------------- ----------------- --------------- ------------
Investment Income
   Dividend Income(1)...........................   $   593,805       $    85,914       $      0     $    679,719
   Interest income..............................         6,431             3,972              0           10,403
                                                   -----------       -----------       --------     ------------
                                                       600,236            89,886              0          690,122
Expenses
   Management fees..............................       166,266            30,894         67,905 (b)      265,065
   Service and distribution fees................             0             2,090              0            2,090
   Administrative fee...........................        33,453                 0        (33,453)(c)           --
   Directors fees and expenses..................             0             8,192              0            8,192
   Custodian....................................             0            51,547          2,509 (e)       54,056
   Audit and tax services.......................             0             8,600              0            8,600
   Legal........................................             0               209              0              209
   Printing.....................................             0             1,363          2,325 (e)        3,688
   Insurance....................................             0                41              0               41
   Miscellaneous expenses.......................             0             1,824              0            1,824
                                                   -----------       -----------       --------     ------------
       Total Expenses...........................       199,719           104,760         39,286          343,765
   Expense Reductions...........................            --           (65,157)            --          (65,157)
                                                   -----------       -----------       --------     ------------
   Net investment income........................       400,517            50,283        (39,286)         411,514
                                                   -----------       -----------       --------     ------------
Realized and Unrealized Gain (Loss) on
  Investments
   Net realized gain (loss) on investments......    (3,704,959)         (473,491)             0       (4,178,450)
   Net realized gain (loss) on foreign
     currency transactions......................             0                 0              0                0
   Net realized gain (loss) on futures
     transactions...............................             0                 0              0                0
                                                   -----------       -----------       --------     ------------
       Net realized gain (loss) on
         investments, foreign currency, and
         futures transactions...................    (3,704,959)         (473,491)             0       (4,178,450)
   Net unrealized appreciation
     (depreciation) on investments..............    (5,886,379)         (948,461)             0       (6,834,840)
   Net unrealized appreciation
     (depreciation) on foreign currency
     transactions...............................             0                 0              0                0
   Net unrealized appreciation
     (depreciation) on futures transactions.....             0                 0              0                0
                                                   -----------       -----------       --------     ------------
   Net unrealized gain (loss) on investments,
     foreign currency, and futures
     transactions...............................    (5,886,379)         (948,461)             0       (6,834,840)
                                                   -----------       -----------       --------     ------------
   Net gain (loss)..............................    (9,591,338)       (1,421,952)                    (11,013,290)
Net increase (decrease) in Net Assets from
  Operations....................................   $(9,190,821)      $(1,371,669)      $(39,286)    $(10,601,776)
                                                   ===========       ===========       ========     ============
--------
    (1) Net of Foreign taxes of.................   $         0       $       371       $      0     $        371
    (2) For the eight month period starting
        May 1, 2002

                       See notes to financial statements

         Notes to Pro Forma Combining Financial Statements (Unaudited)

                               December 31, 2002

Introductory Paragraph

   The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of General American Capital Company's Managed Equity Fund ("Managed Equity Fund") in exchange for shares of Metropolitan Series Fund's State Street Research Large Cap Value Portfolio ("Large Cap Value Portfolio") at net asset value. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity, Large Cap Value Portfolio, and the results of operations of Large Cap Value Portfolio for pre-combination periods will not be restated.

   The pro forma unaudited combining statements of assets and liabilities and portfolio of investments reflect the financial position of the Managed Equity Fund and Large Cap Value Portfolio, as though the reorganization occurred as of December 31, 2002. The pro forma unaudited statement of operations reflects the results of operations of each of the merged funds for the period ended December 31, 2002 as though the reorganization occurred as of the beginning of the period.

   The pro forma combining statements should be read in conjunction with the financial statements and financial highlights for the Managed Equity Fund and Large Cap Value Portfolio, which are incorporated by reference in the Statement of Additional Information.

Investment Security Valuation

   Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services selected by the adviser or relevant subadviser pursuant to authorization of the Board. Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value which approximates fair market value.

   Equity securities traded on a national securities exchange or exchanges or the NASDAQ National Market System are valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or exchanges or on the NASDAQ National Market System for which there is no reported sale during the day, are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board of Directors or its delegates. If no closing price is available, then such securities are valued by using the last reported bid price. Equity securities traded over-the-counter are valued at the last reported sales price. Other equity securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are valued at fair value as determined in good faith by the Funds' adviser or subadviser acting under the supervision of the Board of Directors, although the actual calculations may be made by a pricing service selected by the Funds' adviser or subadviser and approved by the Board.

   Securities traded primarily on an exchange outside of the United States which closes before the close of the New York Stock Exchange generally will be valued at the last sales price on that non-U.S. exchange, except when an occurrence after closing of that exchange is likely to have materially changed such security's value as determined by a subadviser or adviser. The adviser or subadviser may value the security in good faith, acting under the supervision of the Board, although the actual calculations may be made by a pricing service selected by the adviser or relevant subadviser and approved by the Board. Securities traded primarily on an exchange outside of the United States for which there is no reported sale during the day, are valued at the mean between the last reported bid and asked prices.

   Forward foreign currency exchange contracts are valued based on the mean between closing bid and ask prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

   Options, whether on securities, indices, or futures contracts, are valued at the last sales price available as of the close of business on the day of valuation or, if no sale, at the mean between the bid and asked prices. Options on currencies are valued at the spot price each day. As a general matter, futures contracts are marked-to-market daily. The value of futures contracts will be the sum of the margin deposit plus or minus the difference between the value of the futures contract on each day the net asset value is calculated and the value on the date the futures contract originated, value being that established on a recognized commodity exchange, or by reference to other customary sources, with gain or loss being realized when the futures contract closes or expires.

Estimates and Assumptions

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Federal taxes

   Each Fund, which is a separate taxable entity, intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its taxable income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

  Note a

   Reflects change in shares outstanding due to the issuance of Class A shares of Large Cap Value Portfolio in exchange for Class A Shares of Managed Equity Fund based upon the net asset value of the Large Cap Value Portfolio Class A shares at December 31, 2002.

  Note b

   Reflects the Large Cap Value Portfolio's investment advisory fee rate of 0.70%.

  Note c

   Reflects reclassification of certain balances to conform to the Large Cap Value Portfolio's expense structure.

  Note d

   No realignment of the portfolio is expected in connection with the Merger.

  Note e

   Reflects adjustment for estimated costs arising from the Merger.

Metropolitan Series Fund Metlife Stock Index Portfolio Combined (unaudited) (d)

                               December 31, 2002


          Shares     Asset Name                          Market Value
         ---------   ----------                         --------------
           150,765   3M Co............................. $   18,589,324
           603,957   Abbott Laboratories...............     24,158,280
           101,118   ACE, Ltd..........................      2,966,802
           304,203   ADC Telecommunications, Inc.......        635,784
            92,479   Adobe Systems, Inc................      2,293,572
            13,989   Adolph Coors Co. (Class B)........        856,826
           131,717   Advanced Micro Devices, Inc.(b)...        850,892
           206,330   AES Corp.(b)......................        623,117
            58,156   Aetna, Inc........................      2,391,375
           199,875   AFLAC, Inc........................      6,020,235
           178,965   Agilent Technologies, Inc.(b).....      3,214,211
            87,894   Air Products & Chemicals, Inc.....      3,757,468
            22,383   Alberto Culver Co. (Class B)(b)...      1,128,103
           147,840   Albertson's, Inc..................      3,290,918
           326,299   Alcoa, Inc........................      7,433,091
            48,351   Allegheny Energy, Inc.............        365,534
            31,038   Allegheny Technologies, Inc.......        193,367
            50,027   Allergan, Inc.....................      2,882,556
            75,956   Allied Waste Industries, Inc......        759,560
           272,068   Allstate Corp.....................     10,063,795
           120,893   ALLTEL Corp.......................      6,165,543
           143,710   Altera Corp.(b)...................      1,773,210
            40,802   Ambac Financial Group, Inc........      2,294,705
            34,407   Amerada Hess Corp.................      1,894,105
            58,984   Ameren Corp.......................      2,451,965
           130,596   American Electric Power, Inc......      3,569,189
           508,649   American Express Co...............     17,980,742
            24,762   American Greetings Corp...........        391,240
         1,008,242   American International Group, Inc.     58,326,799
            75,552   American Power Conversion Corp.(b)      1,144,612
            28,020   American Standard Cos., Inc.(b)...      1,993,343
            41,350   AmerisourceBergen Corp............      2,245,719
           497,718   Amgen, Inc.(b)....................     24,059,688
            59,840   AMR Corp.(b)......................        394,944
           136,567   AmSouth Bancorp...................      2,622,086
            96,729   Anadarko Petroleum Corp...........      4,633,318
           140,730   Analog Devices, Inc.(b)...........      3,359,225
           154,893   Andrew Corp.......................      1,029,834
           331,428   Anheuser Busch Cos., Inc..........     16,041,115
            54,627   Anthem, Inc.(b)...................      3,436,038
         1,727,306   AOL Time Warner, Inc..............     22,627,708
           119,509   AON Corp..........................      2,257,525
            56,279   Apache Corp.......................      3,207,340
            67,751   Apollo Group, Inc.(b).............      2,981,044
           137,276   Apple Computer, Inc.(b)...........      1,967,165
            81,846   Applera Corp.(b)..................      1,435,579
           636,854   Applied Materials, Inc.(b)........      8,298,208

Metropolitan Series Fund Metlife Stock Index Portfolio Combined (unaudited) (d)

                               December 31, 2002

          Shares     Asset Name                          Market Value
         ---------   ----------                         --------------
           115,475   Applied Micro Circuits Corp....... $      426,103
           247,017   Archer-Daniels-Midland Co.........      3,063,011
            26,934   Ashland, Inc......................        768,427
           266,777   AT&T Corp.........................      6,895,895
           956,384   AT&T Wireless Services, Inc.(b)...      6,109,972
            43,614   Autodesk, Inc.....................        623,680
           232,610   Automatic Data Processing, Inc....      9,129,943
            38,371   Autozone, Inc.(b).................      2,710,911
           139,264   Avaya, Inc........................        341,197
            42,318   Avery Dennison Corp...............      2,584,783
            91,442   Avon Products, Inc................      4,925,981
           121,910   Baker Hughes, Inc.................      3,925,123
            21,847   Ball Corp.........................      1,118,348
           578,771   Bank of America Corp..............     40,269,099
           280,555   Bank of New York Co., Inc.........      6,722,098
           450,612   Bank One Corp.....................     16,469,868
            21,164   Bausch & Lomb, Inc................        761,904
           229,702   Baxter International, Inc.........      6,431,656
           184,961   BB&T Corp.........................      6,841,707
            37,367   Bear Stearns Co., Inc.............      2,219,600
            99,693   Becton Dickinson & Co.............      3,059,578
           114,426   Bed Bath & Beyond, Inc.(b)........      3,951,130
           719,084   BellSouth Corp....................     18,602,703
            20,434   Bemis, Inc........................      1,014,139
           123,601   Best Buy Co., Inc.(b).............      2,984,964
            44,722   Big Lots, Inc.(b).................        591,672
            57,592   Biogen, Inc.......................      2,307,135
           100,583   Biomet, Inc.......................      2,882,709
            68,569   BJ Services Co....................      2,213,639
            31,200   Black & Decker Corp...............      1,338,168
            90,554   BMC Software, Inc.(b).............      1,549,379
            22,393   Boise Cascade Corp................        564,752
           157,640   Boston Scientific Corp............      6,702,853
           749,464   Bristol-Myers Squibb Co...........     17,350,092
           107,062   Broadcom Corp.(b).................      1,612,354
            26,570   Brown Forman Corp. (Class B)......      1,736,615
            34,771   Brunswick Corp.(b)................        690,552
           145,865   Burlington Northern Santa Fe Corp.      3,793,948
            77,513   Burlington Resources, Inc.........      3,305,930
            20,313   C.R. Bard, Inc....................      1,178,154
           130,693   Calpine Corp.(b)..................        426,059
           158,131   Campbell Soup Co..................      3,711,335
            86,816   Capital One Financial Corp........      2,580,171
           171,435   Cardinal Health, Inc..............     10,147,238
           226,083   Carnival Corp.....................      5,640,771
           133,650   Caterpillar, Inc..................      6,110,478
           397,364   Cendant Corp.(b)..................      4,164,375

Metropolitan Series Fund Metlife Stock Index Portfolio Combined (unaudited) (d)

                               December 31, 2002

        Shares     Asset Name                               Market Value
       ---------   ----------                              --------------
         113,078   CenterPoint Energy, Inc................ $      961,163
          23,751   Centex Corp............................      1,192,300
          54,652   Centurytel, Inc........................      1,605,676
         520,294   Charles Schwab Corp....................      5,645,190
          87,517   Charter One Financial, Inc.............      2,514,364
         412,838   ChevronTexaco Corp.....................     27,445,470
          73,521   Chiron Corp............................      2,764,390
         166,873   CIENA Corp.(b).........................        857,727
          54,485   CIGNA Corp.............................      2,240,423
          62,872   Cincinnati Financial Corp..............      2,360,844
          65,957   Cinergy Corp...........................      2,224,070
          65,461   Cintas Corp............................      2,994,841
          91,888   Circuit City Stores, Inc...............      1,102,988
       2,796,633   Cisco Systems, Inc.(b).................     36,635,892
       1,986,049   Citigroup, Inc.........................     69,889,064
         108,696   Citizens Communications Co.............      1,146,743
          64,698   Citrix Systems, Inc.(b)................        797,079
         237,725   Clear Channel Communications, Inc.(b)..      8,864,765
          85,773   Clorox Co..............................      3,538,136
          52,102   CMS Energy Corp........................        491,843
         174,645   Coca-Cola Enterprises, Inc.............      3,793,289
         208,203   Colgate Palmolive Co...................     10,916,083
         892,474   Comcast Corp. (Class A)(b).............     21,035,612
          68,122   Comerica, Inc..........................      2,945,595
         219,152   Computer Associates International, Inc.      2,958,552
          66,211   Computer Sciences Corp.(b).............      2,280,969
         144,098   Compuware Corp.(b).....................        691,670
          72,044   Comverse Technology, Inc...............        721,881
         207,098   Conagra, Inc...........................      5,179,521
         196,913   Concord EFS, Inc.(b)...................      3,099,411
         261,804   ConocoPhillips.........................     12,668,696
          83,201   Consolidated Edison, Inc...............      3,562,667
          63,376   Constellation Energy Group, Inc........      1,763,120
          66,698   Convergys Corp.(b).....................      1,010,475
          36,100   Cooper Industries, Ltd.................      1,315,845
          28,212   Cooper Tire & Rubber Co.(b)............        432,772
         443,724   Corning, Inc.(b).......................      1,468,726
         174,088   Costco Wholesale Corp.(b)..............      4,830,525
          48,879   Countrywide Credit Industries, Inc.....      2,524,600
          23,107   Crane Co...............................        460,522
          81,841   CSX Corp...............................      2,316,919
          16,002   Cummins Engine, Inc....................        450,136
         142,911   CVS Corp...............................      3,403,518
          57,296   Dana Corp..............................        673,801
          59,229   Danaher Corp...........................      3,891,345
          66,637   Darden Restaurants, Inc................      1,362,727
          92,757   Deere & Co.............................      4,252,909

Metropolitan Series Fund Metlife Stock Index Portfolio Combined (unaudited) (d)

                               December 31, 2002

         Shares     Asset Name                             Market Value
        ---------   ----------                            --------------
             7214   Del Monte Foods Co.(b)............... $       55,543
        1,000,705   Dell Computer Corp.(b)...............     26,758,852
          209,860   Delphi Automotive Systems Corp.......      1,689,373
           47,478   Delta Air Lines, Inc.................        574,484
           24,699   Deluxe Corp..........................      1,039,828
           61,328   Devon Energy Corp....................      2,814,955
           32,467   Dillard's, Inc. (Class A)............        514,927
          128,308   Dollar General Corp..................      1,533,281
          112,666   Dominion Resources, Inc..............      6,511,414
           78,171   Dover Corp...........................      2,279,466
          352,138   Dow Chemical Co......................     10,458,498
           32,790   Dow Jones & Co., Inc.................      1,417,512
           71,503   DTE Energy Co........................      3,042,170
          344,872   Duke Energy Co.......................      6,738,799
          132,915   Dynegy, Inc. (Class B)(b)............        156,840
          384,117   E. I. du Pont de Nemours.............     16,286,561
           30,003   Eastman Chemical Co..................      1,103,211
          112,388   Eastman Kodak Co.....................      3,938,076
           27,870   Eaton Corp...........................      2,176,926
          119,181   eBay, Inc.(b)........................      8,082,856
           50,896   Ecolab, Inc..........................      2,519,352
          125,584   Edison International, Inc.(b)........      1,488,170
          225,785   El Paso Corp.........................      1,571,463
           54,474   Electronic Arts, Inc.(b).............      2,711,171
          184,678   Electronic Data Systems Corp.........      3,403,616
          434,311   Eli Lilly & Co.......................     27,578,748
          847,499   EMC Corp.(b).........................      5,203,644
          163,414   Emerson Electric Co..................      8,309,602
           50,086   Engelhard Corp.......................      1,119,422
           86,397   Entergy Corp.........................      3,938,839
           44,928   EOG Resources, Inc...................      1,793,526
           55,716   Equifax, Inc.........................      1,289,268
          158,788   Equity Office Properties Trust.......      3,966,524
          106,138   Equity Residential Properties Trust..      2,608,872
          125,238   Exelon Corp..........................      6,608,810
        2,601,877   ExxonMobil Corp......................     90,909,583
           66,961   Family Dollar Stores, Inc.(b)........      2,089,853
          268,895   Federal Home Loan Mortgage Corp......     15,878,250
          385,022   Federal National Mortgage Association     24,768,465
           75,941   Federated Department Stores, Inc.(b).      2,184,063
          116,038   FedEx Corp...........................      6,291,580
          224,106   Fifth Third Bancorp..................     13,121,407
          290,976   First Data Corp......................     10,303,460
           49,088   First Tennessee National Corp........      1,764,223
          109,587   FirstEnergy Corp.....................      3,781,626
           73,997   Fiserv, Inc.(b)......................      2,512,198
          405,710   FleetBoston Financial Corp...........      9,858,753

Metropolitan Series Fund Metlife Stock Index Portfolio Combined (unaudited) (d)

                               December 31, 2002

    Shares     Asset Name                                      Market Value
   ---------   ----------                                     --------------
      31,241   Fluor Corp.................................... $      874,748
     708,781   Ford Motor Co.................................      6,591,663
      70,032   Forest Laboratories, Inc.(b)..................      6,878,543
      58,053   Fortune Brands, Inc...........................      2,700,045
      75,670   FPL Group, Inc................................      4,242,653
     100,906   Franklin Resources, Inc.......................      3,438,876
      55,658   Freeport-McMoran Copper & Gold, Inc. (Class B)        933,941
     103,524   Gannett, Inc..................................      7,433,023
     124,300   Gateway, Inc.(b)..............................        390,302
      77,808   General Dynamics Corp.........................      6,175,621
   3,847,771   General Electric Co...........................     93,693,224
     142,377   General Mills, Inc............................      6,684,600
     216,403   General Motors Corp...........................      7,976,615
      67,582   Genuine Parts Co..............................      2,081,525
      82,446   Genzyme Corp.(b)..............................      2,437,928
      95,788   Georgia-Pacific Corp..........................      1,547,934
     407,692   Gillette Co...................................     12,377,529
      59,844   Golden West Financial Corp....................      4,297,398
     184,729   Goldman Sachs Group, Inc......................     12,580,045
      44,527   Goodrich Corp.................................        815,735
      63,494   Goodyear Tire & Rubber Co.....................        432,394
      19,395   Great Lakes Chemical Corp.....................        463,153
     118,024   Guidant Corp.(b)..............................      3,641,040
      70,800   H&R Block, Inc................................      2,846,160
     136,942   H.J. Heinz Co.................................      4,501,283
     167,998   Halliburton Co................................      3,143,243
     117,794   Harley-Davidson, Inc..........................      5,442,083
      44,350   Harrah Entertainment, Inc.(b).................      1,756,260
      98,576   Hartford Financial Services Group, Inc........      4,478,308
      66,718   Hasbro, Inc...................................        770,594
     198,400   HCA, Inc......................................      8,233,600
      92,885   Health Management Associates, Inc.(b).........      1,662,642
     151,853   HealthSouth Corp..............................        637,783
      42,042   Hercules, Inc.................................        369,970
      52,695   Hershey Foods Corp............................      3,553,751
   1,178,009   Hewlett-Packard Co............................     20,450,236
     143,135   Hilton Hotels Corp............................      1,819,246
     317,334   Honeywell International, Inc..................      7,616,016
     183,139   Household International, Inc..................      5,093,096
      60,314   Humana, Inc.(b)...............................        603,140
      91,252   Huntington Bancshares, Inc....................      1,707,325
     112,763   Illinois Tool Works, Inc......................      7,145,948
     107,770   IMS Health, Inc...............................      1,724,320
      61,759   Ingersoll Rand Co., Ltd.......................      2,733,389
   2,562,309   Intel Corp....................................     39,895,151
     653,297   International Business Machines Corp..........     50,630,517
      36,605   International Flavours & Fragrances Inc.......      1,284,835

Metropolitan Series Fund Metlife Stock Index Portfolio Combined (unaudited) (d)

                               December 31, 2002

        Shares     Asset Name                              Market Value
       ---------   ----------                             --------------
          33,506   International Game Technology, Inc.(b) $    2,543,775
         186,139   International Paper Co................      6,509,281
         147,339   Interpublic Group of Cos..............      2,074,533
          79,722   Intuit, Inc.(b).......................      3,740,556
          45,536   ITT Industries, Inc...................      2,821,126
         103,060   J.C. Penney Co., Inc..................      2,371,411
         771,552   J.P. Morgan Chase & Co................     18,517,248
          76,193   Jabil Circuit, Inc.(b)................      1,365,379
         544,425   JDS Uniphase Corp.(b).................      1,344,730
          55,650   Jefferson-Pilot Corp..................      2,120,822
         111,437   John Hancock Financial Services, Inc..      3,109,092
       1,148,512   Johnson & Johnson.....................     61,686,580
          34,830   Johnson Controls, Inc.................      2,792,321
          49,771   Jones Apparel Group, Inc.(b)..........      1,763,884
          18,748   KB Home...............................        803,352
         157,761   Kellogg Co............................      5,406,470
          38,920   Kerr-McGee Corp.......................      1,724,156
         164,201   Keycorp...............................      4,128,013
          55,746   KeySpan Corp..........................      1,964,489
         198,838   Kimberly-Clark Corp...................      9,438,840
          47,404   Kinder Morgan Management, L.L.C.......      2,003,767
          92,382   King Pharmaceuticals, Inc.(b).........      1,588,046
          73,221   KLA-Tencor Corp.(b)...................      2,589,827
          32,276   Knight Ridder, Inc....................      2,041,457
         130,579   Kohl's Corp.(b).......................      7,305,895
          75,573   Leggett & Platt, Inc..................      1,695,858
          92,125   Lehman Brothers Holdings, Inc.........      4,909,341
          48,725   Lexmark International, Inc.(b)........      2,947,862
         200,157   Limited Brands........................      2,788,187
          69,091   Lincoln National Corp.................      2,181,894
         120,467   Linear Technology Corp................      3,098,411
          41,230   Liz Claiborne, Inc....................      1,222,470
         176,230   Lockheed Martin Corp..................     10,177,282
          71,498   Loews Corp............................      3,178,801
          40,319   Louisiana-Pacific Corp.(b)............        324,971
         301,531   Lowe's Cos., Inc......................     11,307,413
         142,723   LSI Logic Corp........................        823,512
       1,321,177   Lucent Technologies, Inc..............      1,664,682
          35,881   Manor Care, Inc.(b)...................        667,745
         119,357   Marathon Oil Corp.....................      2,541,110
          92,142   Marriott International, Inc. (Class A)      3,028,708
         207,858   Marsh & McLennan Cos., Inc............      9,605,118
          84,000   Marshall & Ilsley Corp................      2,299,920
         190,396   Masco Corp............................      4,007,836
         168,196   Mattel, Inc...........................      3,220,953
         124,499   Maxim Integrated Products, Inc........      4,113,447
         110,590   May Department Stores Co..............      2,541,359

Metropolitan Series Fund Metlife Stock Index Portfolio Combined (unaudited) (d)

                               December 31, 2002

           Shares     Asset Name                        Market Value
          ---------   ----------                       --------------
             29,915   Maytag Corp..................... $      852,578
             57,163   MBIA, Inc.......................      2,507,169
            492,519   MBNA Corp.......................      9,367,712
             24,155   McDermott International, Inc....        105,799
            490,500   McDonald's Corp.................      7,887,240
            112,859   McKesson Corp...................      3,050,578
             77,036   MeadWestvaco Corp...............      1,903,559
             96,191   MedImmune, Inc..................      2,613,509
            471,765   Medtronic, Inc..................     21,512,484
            166,735   Mellon Financial Corp...........      4,353,451
            868,264   Merck & Co., Inc................     49,152,425
             32,308   Mercury Interactive Corp.(b)....        957,932
             19,097   Meredith Corp...................        785,078
            334,148   Merrill Lynch & Co., Inc........     12,680,916
            270,753   MetLife, Inc....................      7,321,161
             39,229   MGIC Investment Corp............      1,620,158
            232,014   Micron Technology, Inc..........      2,259,816
          2,067,364   Microsoft Corp.(b)..............    106,882,719
             18,962   Millipore Corp..................        644,708
            152,455   Mirant Corp.(b).................        288,140
             74,647   Molex, Inc......................      1,719,867
            100,613   Monsanto Co.....................      1,936,800
             58,394   Moody's Corp....................      2,411,088
            420,401   Morgan Stanley Dean Witter & Co.     16,782,408
            889,253   Motorola, Inc...................      7,692,039
             55,696   Nabors Industries, Ltd..........      1,964,398
            236,778   National City Corp..............      6,468,775
             69,155   National Semiconductor Corp.....      1,038,017
             23,200   Navistar International Corp.(b).        563,992
             37,945   NCR Corp.(b)....................        900,814
            128,834   Network Appliance, Inc.(b)......      1,288,340
             58,412   New York Times Co...............      2,671,181
            102,955   Newell Rubbermaid, Inc..........      3,122,625
            155,223   Newmont Mining Corp.............      4,506,123
            372,457   Nextel Communications, Inc.(b)..      4,301,878
             17,028   Nicor, Inc......................        579,463
            103,535   NIKE, Inc.(Class B).............      4,604,201
             93,918   NiSource, Inc...................      1,878,360
             51,999   Noble Corp.(b)..................      1,827,765
             51,955   Nordstrom, Inc..................        985,586
            149,650   Norfolk Southern Corp...........      2,991,504
             63,219   North Fork Bancorp., Inc........      2,133,009
             85,525   Northern Trust Corp.............      2,997,651
             70,469   Northrop Grumman Corp...........      6,835,457
            132,774   Novell, Inc.(b).................        443,465
             57,694   Novellus Systems, Inc...........      1,620,047
             30,281   Nucor Corp......................      1,250,605

Metropolitan Series Fund Metlife Stock Index Portfolio Combined (unaudited) (d)

                               December 31, 2002

       Shares     Asset Name                                Market Value
      ---------   ----------                               --------------
         57,854   NVIDIA Corp.(b)......................... $      665,899
        146,370   Occidental Petroleum Corp...............      4,164,226
        118,937   Office Depot, Inc.(b)...................      1,755,510
         72,906   Omnicom Group, Inc......................      4,709,728
      2,073,443   Oracle Corp.(b).........................     22,393,184
         44,604   PACCAR, Inc.............................      2,057,583
         60,970   Pactiv Corp.(b).........................      1,332,804
         47,307   Pall Corp...............................        789,081
         98,626   Parametric Technology Corp.(b)..........        248,538
         45,721   Parker Hannifin Corp....................      2,109,110
        144,677   Paychex, Inc............................      4,036,488
         13,979   Peoples Energy Corp.....................        540,288
        119,787   PeopleSoft, Inc.(b).....................      2,192,102
        109,069   Pepsi Bottling Group, Inc...............      2,803,073
        667,797   PepsiCo, Inc............................     28,194,390
         48,423   Perkinelmer, Inc........................        399,490
      2,382,890   Pfizer, Inc.............................     72,844,947
        155,867   PG&E Corp.(b)...........................      2,166,551
        499,566   Pharmacia Corp..........................     20,881,859
         34,238   Phelps Dodge Corp.......................      1,083,633
        799,916   Philip Morris Cos., Inc.................     32,420,596
         34,905   Pinnacle West Capital Corp..............      1,189,911
         91,536   Pitney Bowes, Inc.......................      2,989,566
         71,207   Plum Creek Timber Co., Inc..............      1,680,485
         64,160   PMC-Sierra, Inc.........................        356,730
        109,442   PNC Financial Services Group, Inc.......      4,585,620
         29,046   Power-One, Inc.(b)......................        164,691
         66,115   PPG Industries, Inc.....................      3,315,667
         64,015   PPL Corp................................      2,220,040
         62,840   Praxair, Inc............................      3,630,267
        130,702   Principal Financial Group, Inc..........      3,938,051
         91,551   Progress Energy, Inc....................      3,968,735
         11,800   Progress Energy, Inc.--CVO..............             59
         84,721   Progressive Corp........................      4,204,703
        110,255   Providian Financial Corp................        715,555
        219,423   Prudential Financial, Inc...............      6,964,486
         85,942   Public Service Enterprise Group, Inc....      2,758,738
         23,537   Pulte Homes, Inc........................      1,126,716
         35,957   QLogic Corp.............................      1,240,876
        303,130   Qualcomm, Inc.(b).......................     11,030,901
         38,469   Quest Diagnostics Inc.(b)...............      2,188,886
         41,599   Quintiles Transnational Corp.(b)........        503,348
        646,463   Qwest Communications International, Inc.      3,232,315
         34,134   R.J. Reynolds Tobacco Holdings, Inc.....      1,437,383
         43,784   R.R. Donnelley & Sons Co................        953,178
         64,343   Radioshack Corp.........................      1,205,788
         74,914   Rational Software Corp.(b)..............        778,357

Metropolitan Series Fund Metlife Stock Index Portfolio Combined (unaudited) (d)

                               December 31, 2002

       Shares     Asset Name                                 Market Value
      ---------   ----------                                --------------
        156,975   Raytheon Co.............................. $    4,826,981
         22,967   Reebok International, Ltd.(b)............        675,230
         85,453   Regions Financial Corp...................      2,850,712
         67,905   Robert Half International, Inc...........      1,093,950
         70,523   Rockwell Collins, Inc....................      1,640,365
         71,497   Rockwell International Corp..............      1,480,703
         85,126   Rohm & Haas Co...........................      2,764,892
         36,190   Rowan Cos., Inc..........................        821,513
         23,880   Ryder System, Inc........................        535,867
         55,749   Sabre Holdings Corp......................      1,009,615
         53,320   Safeco Corp..............................      1,848,604
        171,706   Safeway, Inc.(b).........................      4,011,052
        202,026   Sanmina-SCI Corp.(b).....................        907,097
        302,432   Sara Lee Corp............................      6,807,744
      1,283,398   SBC Communications, Inc..................     34,792,920
        567,520   Schering-Plough Corp.....................     12,598,944
        224,488   Schlumberger, Ltd........................      9,448,700
         56,124   Scientific-Atlanta, Inc.(b)..............        665,631
         32,322   Sealed Air Corp..........................      1,205,611
        121,609   Sears Roebuck & Co.......................      2,912,536
         79,163   Sempra Energy............................      1,872,206
         58,784   Sherwin-Williams Co......................      1,660,648
        182,732   Siebel Systems, Inc.(b)..................      1,366,835
         28,331   Sigma-Aldrich Corp.......................      1,379,720
         72,716   Simon Property Group, Inc................      2,477,434
         59,370   SLM Corp.................................      6,166,168
         22,517   Snap-On, Inc.............................        632,953
        317,320   Solectron Corp.(b).......................      1,126,486
        275,566   Southern Co..............................      7,823,319
        133,703   SouthTrust Corp..........................      3,322,520
        297,526   Southwest Airlines Co....................      4,135,612
         50,000   SPDR Trust Series 1......................      4,411,500
        343,545   Sprint Corp. (FON Group).................      4,974,532
        382,805   Sprint Corp. (PCS Group)(b)..............      1,676,686
         69,348   St. Jude Medical, Inc.(b)................      2,754,503
        180,260   Staples, Inc.(b).........................      3,298,758
        148,917   Starbucks Corp.(b).......................      3,034,929
         76,812   Starwood Hotels & Resorts Worldwide, Inc.      1,823,517
        125,289   State Street Corp........................      4,886,271
         85,743   Stilwell Financial, Inc..................      1,120,661
         76,891   Stryker Corp.(b).........................      5,160,924
      1,209,749   Sun Microsystems, Inc.(b)................      3,762,319
        110,398   Sun Trust Banks, Inc.....................      6,283,854
        108,785   SunGard Data Systems, Inc.(b)............      2,562,975
         29,682   Sunoco, Inc..............................        984,849
         51,361   Supervalu, Inc...........................        847,970
         87,768   Symbol Technologies, Inc.................        721,453

Metropolitan Series Fund Metlife Stock Index Portfolio Combined (unaudited) (d)

                               December 31, 2002

      Shares     Asset Name                                   Market Value
     ---------   ----------                                  --------------
       116,476   Synovus Financial Corp..................... $    2,259,634
       254,256   Sysco Corp.................................      7,574,286
        47,642   T. Rowe Price Group, Inc...................      1,299,674
       349,566   Target Corp................................      9,922,448
        73,816   Teco Energy, Inc...........................      1,049,036
        32,092   Tektronix, Inc.(b).........................        583,753
       158,462   Tellabs, Inc.(b)...........................      1,152,019
        21,582   Temple-Inland, Inc.........................        967,090
       188,555   Tenet Healthcare Corp.(b)..................      3,092,302
        70,497   Teradyne, Inc..............................        917,166
       668,606   Texas Instruments, Inc.....................     10,035,776
        53,849   Textron, Inc...............................      2,314,968
       324,979   The Boeing Co..............................     10,721,057
        66,099   The Chubb Corp.............................      3,450,368
       958,644   The Coca-Cola Co...........................     42,007,780
       407,892   The Gap, Inc...............................      7,224,280
       830,016   The Home Depot, Inc........................     19,585,929
       270,882   The Kroger Co.(b)..........................      4,241,809
        74,884   The McGraw-Hill Cos., Inc..................      4,525,989
       502,418   The Procter & Gamble Co....................     43,177,803
        87,416   The St. Paul Cos., Inc.....................      2,976,515
        34,588   The Stanley Works..........................      1,196,053
       789,690   The Walt Disney Co.........................     12,879,844
       196,972   The Williams Cos., Inc.....................        531,824
        63,368   Thermo Electron Corp.(b)...................      1,274,964
        22,457   Thomas & Betts Corp.(b)....................        379,523
        73,829   Tiffany & Co...............................      1,659,013
       221,168   TJX Cos., Inc..............................      4,743,735
        42,945   TMP Worldwide, Inc.(b).....................        485,708
        47,053   Torchmark, Inc.............................      1,718,846
        81,200   Toys "R" Us, Inc.(b).......................        812,000
       123,072   Transocean Sedco Forex, Inc................      2,855,271
       385,440   Travelers Property Casualty Corp. (Class B)      5,646,696
       117,685   Tribune Co.................................      5,349,960
        22,444   Tupperware Corp............................        338,456
       117,861   TXU Corp...................................      2,313,817
       769,672   Tyco International, Ltd....................     13,145,998
       740,313   U.S. Bancorp...............................     15,709,441
        97,928   Union Pacific Corp.........................      5,862,949
        76,236   Union Planters Corp........................      2,145,281
       124,137   Unisys Corp................................      1,228,956
       431,592   United Parcel Service, Inc. (Class B)......     27,224,823
        39,055   United States Steel Corp...................        512,402
       183,087   United Technologies Corp...................     11,340,409
       117,733   UnitedHealth Group, Inc....................      9,830,705
        88,282   Univision Communications, Inc.(b)..........      2,162,909
        99,713   Unocal Corp................................      3,049,223

Metropolitan Series Fund Metlife Stock Index Portfolio Combined (unaudited) (d)

                               December 31, 2002

       Shares      Asset Name                                Market Value
     -----------   ----------                               --------------
          93,545   UnumProvident Corp...................... $    1,640,779
          65,337   UST, Inc................................      2,184,216
         157,767   VERITAS Software Corp.(b)...............      2,464,321
       1,057,883   Verizon Communications, Inc.............     40,992,966
          42,807   VF Corp.................................      1,543,192
         681,476   Viacom, Inc. (Class B)(b)...............     27,776,962
          43,334   Visteon Corp............................        301,605
          39,348   Vulcan Materials Co.....................      1,475,550
          36,300   W.W. Grainger, Inc......................      1,871,265
         526,254   Wachovia Corp...........................     19,176,695
         396,343   Walgreen Co.............................     11,569,252
       1,707,485   Wal-Mart Stores, Inc....................     86,245,067
         366,844   Washington Mutual, Inc..................     12,667,124
         235,396   Waste Management, Inc...................      5,395,276
          50,849   Waters Corp.(b).........................      1,107,491
          41,278   Watson Pharmaceuticals, Inc.(b).........      1,166,929
          57,325   Wellpoint Health Networks, Inc.(b)......      4,079,247
         654,317   Wells Fargo & Co........................     30,667,838
          44,314   Wendy's International, Inc..............      1,199,580
          85,285   Weyerhaeuser Co.........................      4,196,874
          26,246   Whirlpool Corp..........................      1,370,566
          87,784   William Wringley Jr. Co.................      4,817,586
          54,123   Winn-Dixie Stores, Inc..................        827,000
          32,903   Worthington Industries, Inc.............        501,442
         512,503   Wyeth...................................     19,167,612
         152,182   Xcel Energy, Inc........................      1,674,002
         278,040   Xerox Corp..............................      2,238,223
         129,397   Xilinx, Inc.(b).........................      2,665,578
          52,998   Xl Capital, Ltd.........................      4,094,096
         227,581   Yahoo! Inc.(b)..........................      3,720,949
         114,306   Yum! Brands, Inc.(b)....................      2,768,491
          76,420   Zimmer Holdings, Inc.(b)................      3,172,958
          35,559   Zions Bancorp...........................      1,399,211
                                                            --------------
                   Total Common Stocks
                     (Identified Cost $3,505,177,299)......  3,139,744,695
                                                            ==============
     $61,350,000   Honeywell International 1.250%, 01/02/03     61,347,870
                                                            --------------
                   Total Short Term Investments
                     (Identified Cost $61,347,870).........     61,347,870
                                                            --------------
                   Total Investments
                     (Identified Cost $3,566,525,169)...... $3,201,092,565
                                                            ==============

--------
(b) non-income producing

                           Metropolitan Series Fund

            COMBINED PRO FORMA STATEMENT OF ASSETS AND LIABILITIES

                         December 31, 2002 (UNAUDITED)

                                                                        Metropolitan
                                                      General American   Series Fund     Adjustments
                                                      Capital Company   Metlife Stock  (References are
                                                       S&P 500 Index        Index       to Pro Forma      Pro Forma
                                                            Fund          Portfolio      Footnotes)       Combined
                                                      ---------------- --------------  --------------- --------------
Assets
Investments at value*................................   $365,753,151   $2,835,339,414    $        0    $3,201,092,565
Cash.................................................        376,397           37,926             0           414,323
Receivable for:
   Securities sold...................................              0           40,864             0            40,864
   Fund shares sold..................................              0        2,200,300             0         2,200,300
   Futures variation margin..........................              0           95,200             0            95,200
   Dividends and interest............................        574,301        4,384,221             0         4,958,522
   Foreign taxes.....................................              0                0             0                 0
   Collateral for securities loaned..................              0       29,238,089             0        29,238,089
Prepaid expense......................................              0                0             0                 0
                                                        ------------   --------------    ----------    --------------
      Total assets...................................    366,703,849    2,871,336,014             0     3,238,039,863
                                                        ------------   --------------    ----------    --------------
Liabilities
  Payable for:
   Securities purchased..............................              0                0             0                 0
   Fund shares redeemed..............................      1,355,636        1,360,830             0         2,716,466
   Open forward currency contracts--net..............              0                0             0                 0
   Return of collateral for securities loaned........              0       29,238,089             0        29,238,089
   Foreign taxes.....................................              0                0             0                 0
Accrued expenses:
   Management fees...................................         31,784          616,265             0           648,049
   Administrative fees...............................         15,892                0                          15,892
   Service and distribution fees.....................              0           21,130             0            21,130
   Directors fees....................................              0            1,331             0             1,331
   Other expenses....................................              0           83,282             0            83,282
                                                        ------------   --------------    ----------    --------------
      Total liabilities..............................      1,403,312       31,320,927             0        32,724,239
                                                        ------------   --------------    ----------    --------------
Net Assets...........................................   $365,300,537   $2,840,015,087    $        0    $3,205,315,624
                                                        ============   ==============    ==========    ==============
Net assets consist of:
   Capital paid in...................................   $420,282,559   $3,188,036,561    $        0    $3,608,319,120
   (Overdistributed)/Undistributed net investment
    income...........................................         10,894       41,710,795             0        41,721,689
   Accumulated net realized gains (losses)...........     (7,936,116)     (69,677,775)            0       (77,613,891)
   Unrealized appreciation (depreciation) on
    investments and futures contracts................    (47,056,800)    (320,054,494)            0      (367,111,294)
                                                        ------------   --------------    ----------    --------------
      Total..........................................   $365,300,537   $2,840,015,087    $        0    $3,205,315,624
                                                        ============   ==============    ==========    ==============
Net Assets--Class A..................................   $365,300,537   $2,725,874,111    $        0    $3,091,174,648
                                                        ============   ==============    ==========    ==============
Net Assets--Class B..................................            n/a   $   88,517,288            --        88,517,288
                                                        ============   ==============    ==========    ==============
Net Assets--Class E..................................            n/a   $   25,623,688    $       --    $   25,623,688
                                                        ============   ==============    ==========    ==============
Capital shares outstanding--Class A..................     11,431,218      116,432,948     4,173,247(a)    132,037,413
                                                        ============   ==============    ==========    ==============
Capital shares outstanding--Class B..................            n/a        3,861,492            --         3,861,492
                                                        ============   ==============    ==========    ==============
Capital shares outstanding--Class E..................            n/a        1,097,958            --         1,097,958
                                                        ============   ==============    ==========    ==============
Net Asset Value and Offering Price Per Share--Class A   $      31.96   $        23.41            --    $        23.41
                                                        ============   ==============    ==========    ==============
Net Asset Value and Offering Price Per Share--Class B            n/a   $        22.92                  $        22.92
                                                        ============   ==============    ==========    ==============
Net Asset Value and Offering Price Per Share--Class E            n/a   $        23.34            --    $        23.34
                                                        ============   ==============    ==========    ==============
--------
  * Identified cost of investments...................   $412,809,951   $3,153,715,218    $       --     3,566,525,169

                       See notes to financial statements

                           Metropolitan Series Fund

                  COMBINED PRO FORMA STATEMENT OF OPERATIONS

              For the period ended December 31, 2002 (UNAUDITED)

                                        General American  Metropolitan     Adjustments
                                        Capital Company    Series Fund   (References are
                                         S&P 500 Index    Metlife Stock   to Pro Forma      Pro Forma
                                              Fund       Index Portfolio   Footnotes)       Combined
                                        ---------------- --------------- ---------------  -------------
Investment Income
   Dividend Income(1)..................  $   6,785,080    $  50,760,630     $       0     $  57,545,710
   Interest income(2)..................         10,378        1,299,575             0         1,309,953
                                         -------------    -------------     ---------     -------------
                                             6,795,458       52,060,205             0        58,855,663
Expenses
   Management fees.....................        423,420        8,068,926       635,621 (b)     9,127,967
   Service and distribution fees.......              0          144,211             0           144,211
   Administrative fee..................        211,810                0      (211,810)(c)             0
   Directors fees and expenses.........              0           12,639             0            12,639
   Custodian...........................              0          482,115        31,771 (e)       513,886
   Audit and tax services..............              0           18,325             0            18,325
   Legal...............................              0           99,428             0            99,428
   Printing............................              0        1,106,086        28,950 (e)     1,135,036
   Insurance...........................              0           46,760             0            46,760
   Miscellaneous expenses..............              0           67,300             0            67,300
                                         -------------    -------------     ---------     -------------
       Total Expenses..................        635,230       10,045,790       484,532        11,165,552
                                         -------------    -------------     ---------     -------------
   Net investment income...............      6,160,228       42,014,415      (484,532)       47,690,111
                                         -------------    -------------     ---------     -------------
Realized and Unrealized Gain (Loss) on
  Investments
   Net realized gain (loss) on
     investments.......................     18,295,015      (32,379,215)            0       (14,084,200)
   Net realized gain (loss) on foreign
     currency transactions.............              0                0             0                 0
   Net realized gain (loss) on futures
     transactions......................              0      (15,985,571)            0       (15,985,571)
                                         -------------    -------------     ---------     -------------
       Net realized gain (loss) on
         investments, foreign
         currency, and futures
         transactions..................     18,295,015      (48,364,786)            0       (30,069,771)
   Net unrealized appreciation
     (depreciation) on investments.....   (131,332,372)    (829,160,478)            0      (960,492,850)
   Net unrealized appreciation
     (depreciation) on foreign
     currency transactions.............              0                0             0                 0
   Net unrealized appreciation
     (depreciation) on futures
     transactions......................              0       (1,982,539)            0        (1,982,539)
                                         -------------    -------------     ---------     -------------
Net unrealized gain (loss) on
  investments, foreign currency, and
  futures transactions.................   (131,332,372)    (831,143,017)            0      (962,475,389)
                                         -------------    -------------     ---------     -------------
   Net gain (loss).....................   (113,037,357)    (879,507,803)            0      (992,545,160)
Net increase (decrease) in Net Assets
  from Operations......................  $(106,877,129)   $(837,493,388)    $(484,532)    $(944,855,049)
                                         =============    =============     =========     =============
--------
   (1) Net of foreign taxes of.........  $      18,279    $     138,150     $       0     $     156,429
   (2) Includes income on securities
      loaned of........................  $           0    $     106,823     $       0     $     106,823

         Notes to Pro Forma Combining Financial Statements (Unaudited)

                               December 31, 2002

Introductory Paragraph

   The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of General American Capital Company's S&P 500 Index Fund in exchange for shares of Metropolitan Series Fund's Metlife Stock Index Portfolio at net asset value. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity, Metropolitan Series Fund's Metlife Stock Index Portfolio, and the results of operations of Metropolitan Series Fund's Metlife Stock Index Portfolio for pre-combination periods will not be restated. The pro forma unaudited combining statements of assets and liabilities and portfolio of investments reflect the financial position of the General American Capital Company's S&P 500 Fund and Metropolitan Series Fund's Metlife Stock Index Portfolio, as though the reorganization occurred as of December 31, 2002.

   The pro forma unaudited statement of operations reflects the results of operations of each of the merged funds for the period ended December 31, 2002 as though the reorganization occurred as of the beginning of the period. The pro forma combining statements should be read in conjunction with the financial statements and financial highlights for the General American Capital Company's S&P 500 Index Fund and Metropolitan Series Fund's Metlife Stock Index Portfolio, which are incorporated by reference in the Statement of Additional Information.

Investment Security Valuation

   Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services selected by the adviser or relevant subadviser pursuant to authorization of the Board. Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value which approximates fair market value.

   Equity securities traded on a national securities exchange or exchanges or the NASDAQ National Market System are valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or exchanges or on the NASDAQ National Market System for which there is no reported sale during the day, are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board of Directors or its delegates. If no closing price is available, then such securities are valued by using the last reported bid price. Equity securities traded over-the-counter are valued at the last reported sales price. Other equity securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are valued at fair value as determined in good faith by the Funds' adviser or subadviser acting under the supervision of the Board of Directors, although the actual calculations may be made by a pricing service selected by the Funds' adviser or subadviser and approved by the Board.

   Securities traded primarily on an exchange outside of the United States which closes before the close of the New York Stock Exchange generally will be valued at the last sales price on that non-U.S. exchange, except when an occurrence after closing of that exchange is likely to have materially changed such security's value as determined by a subadviser or adviser. The adviser or subadviser may value the security in good faith, acting under the supervision of the Board, although the actual calculations may be made by a pricing service selected by the adviser or relevant subadviser and approved by the Board. Securities traded primarily on an exchange outside of the United States for which there is no reported sale during the day, are valued at the mean between the last reported bid and asked prices.

   Forward foreign currency exchange contracts are valued based on the mean between closing bid and ask prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

   Options, whether on securities, indices, or futures contracts, are valued at the last sales price available as of the close of business on the day of valuation or, if no sale, at the mean between the bid and asked prices. Options on currencies are valued at the spot price each day. As a general matter, futures contracts are marked-to-market daily. The value of futures contracts will be the sum of the margin deposit plus or minus the difference between the value of the futures contract on each day the net asset value is calculated and the value on the date the futures contract originated, value being that established on a recognized commodity exchange, or by reference to other customary sources, with gain or loss being realized when the futures contract closes or expires.

Estimates and Assumptions

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Federal taxes

   Each Fund, which is a separate taxable entity, intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its taxable income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

  Note a

   Reflects change in shares outstanding due to the issuance of Class A shares of Metropolitan Series Fund's Metlife Stock Index Portfolio in exchange for Class A Shares of General American Capital Company's S&P 500 Index Fundbased upon the net asset value of the Metropolitan Series Fund's Metlife Stock Index Portfolio Class A shares at December 31, 2002.

  Note b

   Reflects the Metropolitan Series Fund's Metlife Stock Index Portfolio's investment advisory fee rate of 0.25%.

  Note c

   Reflects reclassification of certain balances to conform to the Metropolitan Series Fund's Metlife Stock Index Portfolio's expense structure.

  Note d

   No realignment of the portfolio is expected in connection with the Merger.

  Note e

   Reflects adjustment for estimated costs arising from the Merger.

  Metropolitan Series Fund State Street Research Aggressive Growth Portfolio
                                 Combined (d)

                               December 31, 2002

         Shares     Asset Name                             Market Value
        ---------   ----------                             ------------
          106,700   ACE, Ltd.............................. $  3,130,578
          208,700   Adobe Systems, Inc....................    5,175,969
          181,000   Adolph Coors Co. (Class B)............   11,086,250
          175,200   Affiliated Computer Services, Inc.(b).    9,224,280
          243,300   Allergan, Inc.(b).....................   14,018,946
          815,300   Altera Corp.(b).......................   10,052,649
          250,100   Andrx Corp.(b)........................    3,668,967
          247,800   Anthem, Inc...........................   15,586,620
           83,900   Barr Laboratories, Inc.(b)............    5,461,051
          728,300   BEA Systems, Inc.(b)..................    8,353,601
          329,800   Bed Bath & Beyond, Inc.(b)............   11,387,994
          207,000   Best Buy Co., Inc. (b)................    4,999,050
          195,700   Biogen, Inc...........................    7,839,742
          169,200   BJ Services Co........................    5,466,852
          320,400   BMC Software, Inc.(b).................    5,482,044
          295,400   Boston Scientific Corp................   12,560,408
          298,800   Brinker International, Inc.(b)........    9,636,300
          200,600   Broadcom Corp.(b).....................    3,021,036
          790,200   Caremark Rx, Inc.(b)..................   12,840,750
          545,654   CarMax, Inc.(b).......................    9,756,294
          269,600   CDW Computer Centers, Inc.(b).........   11,821,960
          340,100   Chico's FAS, Inc.(b)..................    6,431,291
          277,399   ChoicePoint, Inc.(b)..................   10,954,486
          666,800   CIENA Corp.(b)........................    3,427,352
          320,500   Community Health Systems, Inc.(b).....    6,599,095
          302,100   Corporate Executive Board Co.(b)......    9,643,032
          391,500   Cox Radio, Inc.(b)....................    8,930,115
          382,500   CV Therapeutics, Inc.(b)..............    6,969,150
        1,162,700   Cypress Semiconductor Corp.(b)........    6,650,644
          347,800   Darden Restaurants, Inc...............    7,112,510
          113,500   eBay, Inc.(b).........................    7,697,570
          157,500   Education Management Corp.(b).........    5,922,000
          224,800   Expedia, Inc.(b)......................   15,045,909
          313,700   Family Dollar Stores, Inc.............    9,790,577
          245,500   Genzyme Corp.(b)......................    7,259,435
          198,900   Harrah Entertainment, Inc.(b).........    7,876,440
          242,100   InterMune, Inc. (b)...................    6,175,971
          102,100   International Game Technology, Inc.(b)    7,751,432
          137,600   Intuit, Inc.(b).......................    6,456,192
          401,200   Investors Financial Services Corp.....   10,988,868
          195,700   Jones Apparel Group, Inc.(b)..........    6,935,608
          543,100   King Pharmaceuticals, Inc.(b).........    9,335,889
          552,600   Lam Research Corp.(b).................    5,968,080
          131,000   Lehman Brothers Holdings, Inc.........    6,980,990
          127,800   Lexmark International, Inc.(b)........    7,731,900
          258,000   Mandalay Resort Group(b)..............    7,897,380
          104,300   Manpower, Inc.........................    3,327,170
          528,900   Mattel, Inc...........................   10,128,435
          215,800   MedImmune, Inc.(b)....................    5,863,286

  Metropolitan Series Fund State Street Research Aggressive Growth Portfolio
                                 Combined (d)

                               December 31, 2002

    Shares      Asset Name                                       Market Value
  -----------   ----------                                       ------------
      299,900   Microchip Technology, Inc....................... $  7,332,555
      195,700   Nabors Industries, Ltd.(b)......................    6,902,339
      558,900   Nasdaq 100 Trust................................   13,620,393
      212,500   National Commerce Financial Corp................    5,068,125
      618,500   National Semiconductor Corp.....................    9,283,685
      534,500   Network Associates, Inc.(b).....................    8,600,105
      290,500   Newmont Mining Corp.............................    8,433,215
      327,400   Nextel Communications, Inc.(b)..................    3,781,470
      239,600   Noble Corp.(b)..................................    8,421,940
      224,000   Novellus Systems, Inc...........................    6,289,920
      520,500   NVIDIA Corp.(b).................................    5,990,955
      396,900   Ocean Energy, Inc.(b)...........................    7,926,093
      286,300   Overture Services, Inc.(b)......................    7,818,853
      162,100   PACCAR, Inc.....................................    7,477,673
      148,500   PartnerRe, Ltd..................................    7,695,270
      324,500   Patterson-UTI Energy, Inc.(b)...................    9,790,165
      373,800   PeopleSoft, Inc.(b).............................    6,840,540
      266,900   Pepsi Bottling Group, Inc.......................    6,859,330
      311,000   RenaissanceRe Holdings, Ltd.....................   12,315,600
      234,000   Shire Pharmaceuticals Group, Plc. (ADR).........    4,420,260
      549,000   Staples, Inc.(b)................................   10,046,700
      150,600   TCF Financial Corp..............................    6,579,714
      195,000   Teva Pharmaceutical Industries, Ltd. (ADR)......    7,528,950
      946,800   The Gap, Inc....................................   14,694,336
      216,300   The Stanley Works...............................    7,479,654
      272,300   Triad Hospitals, Inc.(b)........................    8,122,709
      311,500   Univision Communications, Inc.(b)...............    7,631,750
      494,200   USA Interactive(b)..............................   11,327,064
      416,800   VERITAS Software Corp.(b).......................    6,510,416
       91,700   Wellpoint Health Networks, Inc.(b)..............    6,525,372
      457,100   XTO Energy, Inc.................................   11,290,370
      265,400   Yahoo! Inc.(b)..................................    4,339,290
      327,700   Zimmer Holdings, Inc.(b)........................   13,606,104
                                                                 ------------
                Total Common Stocks
                  (Identified cost $690,866,744)................  666,973,063
                                                                 ============
  $10,699,000   American Express Credit Corp. 1.180%, 1/02/03...   10,698,649
  $   100,000   American Express Credit Corp. 1.270%, 1/13/03...       99,958
  $   571,000   Morgan Stanley Dean Witter & Co. 1.400%, 1/02/03      570,978
  $ 6,471,000   Morgan Stanley Dean Witter & Co. 1.450%, 1/07/03    6,469,436
  $ 8,736,000   Pitney Bowes, Inc. 1.300%, 01/06/03.............    8,734,423
      175,614   SSGA Money Market Fund..........................      175,614
                                                                 ------------
                Total Short Term Investments
                  (Identified Cost $26,749,058).................   26,749,058
                                                                 ------------
                Total Investments
                  (Identified Cost $717,615,802)................ $693,722,121
                                                                 ============

--------
(b) non-income producing

                           Metropolitan Series Fund

            COMBINED PRO FORMA STATEMENT OF ASSETS AND LIABILITIES

                         December 31, 2002 (UNAUDITED)

                                                General American Metropolitan Series Fund   Adjustments
                                                Capital Company   State Street Research   (References are
                                                 Mid-Cap Equity     Aggressive Growth      to Pro Forma      Pro Forma
                                                      Fund              Portfolio           Footnotes)       Combined
                                                ---------------- ------------------------ --------------- --------------
Assets
Investments at value*..........................   $ 4,677,982         $  689,044,139         $      0     $  693,722,121
Cash...........................................           332                    154                0                486
Receivable for:
   Fund shares sold............................         3,777                 60,417                0             64,194
   Open forward currency contracts--net........             0                      0                0                  0
   Futures variation margin....................             0                      0                0                  0
   Dividends and interest......................         1,661                224,099                0            225,760
   Foreign taxes...............................             0                      0                0                  0
   Collateral for securities loaned............             0                      0                0                  0
Prepaid expense................................             0             42,386,247                0         42,386,247
                                                  -----------         --------------         --------     --------------
      Total assets.............................     4,683,752            731,715,056                0        736,398,808
                                                  -----------         --------------         --------     --------------
Liabilities
  Payable for:
   Securities purchased........................             0                      0                0                  0
   Fund shares redeemed........................             0                156,958                0            156,958
   Open forward currency contracts--net........             0                      0                0                  0
   Return of collateral for securities loaned..             0             42,386,247                0         42,386,247
   Foreign taxes...............................             0                      0                0                  0
Accrued expenses:
   Management fees.............................         2,213                442,492                0            444,705
   Administration fee..........................           403                      0                0                403
   Service and distribution fees...............             0                    164                0                164
   Directors fees..............................             0                  1,331                0              1,331
   Other expenses..............................             0                 41,617                0             41,617
                                                  -----------         --------------         --------     --------------
      Total liabilities........................         2,616             43,028,809                0         43,031,425
                                                  -----------         --------------         --------     --------------
Net Assets.....................................   $ 4,681,136         $  688,686,247         $      0     $  693,367,383
                                                  ===========         ==============         ========     ==============
Net assets consist of:
   Capital paid in.............................   $ 9,190,837         $1,299,998,787         $      0     $1,309,189,624
   Undistributed net investment income.........             0                      0                0                  0
   Accumulated net realized gains (losses).....    (4,306,313)          (587,622,247)               0       (591,928,560)
   Unrealized appreciation (depreciation) on
    investments and futures contracts..........      (203,388)           (23,690,293)               0        (23,893,681)
                                                  -----------         --------------         --------     --------------
      Total....................................   $ 4,681,136         $  688,686,247         $      0     $  693,367,383
                                                  ===========         ==============         ========     ==============
Net Assets--Class A............................   $ 4,681,136         $  687,324,894         $     --     $  692,006,030
                                                  ===========         ==============         ========     ==============
Net Assets--Class E............................           n/a         $    1,361,353         $     --     $    1,361,353
                                                  ===========         ==============         ========     ==============
Capital shares outstanding--Class A............       396,161             53,900,291          (29,064)(a)     54,267,388
                                                  ===========         ==============         ========     ==============
Capital shares outstanding--Class E............           n/a                106,868               --            106,868
                                                  ===========         ==============         ========     ==============
Net Asset Value and Offering Price Per Share--
 Class A.......................................   $     11.82         $        12.75               --     $        12.75
                                                  ===========         ==============         ========     ==============
Net Asset Value and Offering Price Per Share--
 Class E.......................................           n/a         $        12.74               --     $        12.74
                                                  ===========         ==============         ========     ==============
--------
  *Identified cost of investments..............   $ 4,881,370         $  712,734,432         $     --     $  717,615,802

                       See notes to financial statements

                           Metropolitan Series Fund

                  COMBINED PRO FORMA STATEMENT OF OPERATIONS

              For the period ended December 31, 2002 (UNAUDITED)

                                                                Metropolitan
                                             General American Series Fund State   Adjustments
                                             Capital Company   Street Research  (References are
                                              Mid-Cap Equity  Aggressive Growth  to Pro Forma     Pro Forma
                                                   Fund           Portfolio       Footnotes)      Combined
                                             ---------------- ----------------- --------------- -------------
Investment Income
   Dividend Income(1).......................   $    11,913      $   1,898,422       $     0     $   1,910,335
   Interest income(2).......................         4,004          3,066,067             0         3,070,071
                                               -----------      -------------       -------     -------------
                                                    15,917          4,964,489             0         4,980,406
Expenses
   Management fees..........................        28,463          6,146,514         9,315 (b)     6,184,292
   Service and distribution fees............             0                802             0               802
   Administrative fee.......................         5,175                  0        (5,175)(c)             0
   Directors fees and expenses..............             0             12,639             0            12,639
   Custodian................................             0            189,223           388 (e)       189,611
   Audit and tax services...................             0             18,325             0            18,325
   Legal....................................             0             22,575             0            22,575
   Printing.................................             0            233,946           354 (e)       234,300
   Insurance................................             0             13,199             0            13,199
   Miscellaneous expenses...................             0             17,717             0            17,717
                                               -----------      -------------       -------     -------------
       Total Expenses.......................        33,638          6,654,940         4,882         6,693,460
   Expense Reductions.......................            --           (131,530)           --          (131,530)
                                               -----------      -------------       -------     -------------
   Net investment income....................       (17,721)        (1,558,921)       (4,882)       (1,581,524)
                                               -----------      -------------       -------     -------------
Realized and Unrealized Gain (Loss) on
  Investments
   Net realized gain (loss) on
     investments............................    (1,113,177)      (205,748,625)            0      (206,861,802)
   Net realized gain (loss) on foreign
     currency transactions..................             0                  0             0                 0
   Net realized gain (loss) on futures
     transactions...........................             0                  0             0                 0
                                               -----------      -------------       -------     -------------
       Net realized gain (loss) on
         investments, foreign currency,
         and futures transactions...........    (1,113,177)      (205,748,625)            0      (206,861,802)
   Net unrealized appreciation
     (depreciation) on investments..........      (600,465)       (91,494,665)            0       (92,095,130)
   Net unrealized appreciation
     (depreciation) on foreign currency
     transactions...........................             0                  0             0                 0
   Net unrealized appreciation
     (depreciation) on futures
     transactions...........................             0                  0             0                 0
   Net unrealized gain (loss) on
     investments, foreign currency, and
     futures transactions...................      (600,465)       (91,494,665)            0       (92,095,130)
                                               -----------      -------------       -------     -------------
   Net gain (loss)..........................    (1,713,642)      (297,243,290)                   (298,956,932)
Net increase (decrease) in Net Assets from
  Operations................................   $(1,731,363)     $(298,802,211)      $(4,882)    $(300,538,456)
                                               ===========      =============       =======     =============
--------
   (1) Net of foreign taxes of..............   $        36      $      22,603       $     0     $      22,639
   (2) Income on securities loaned..........   $         0      $     147,360       $     0     $     147,360

                       See notes to financial statements

         Notes to Pro Forma Combining Financial Statements (Unaudited)

                               December 31, 2002

Introductory Paragraph

   The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of General American Capital Company's Mid-Cap Equity Fund in exchange for shares of Metropolitan Series Fund's State Street Research Aggressive Growth Portfolio at net asset value. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity, Metropolitan Series Fund's State Street Research Aggressive Growth Portfolio, and the results of operations of Metropolitan Series Fund's Metlife Aggressive Growth Portfolio for pre-combination periods will not be restated.

   The pro forma unaudited combining statements of assets and liabilities and portfolio of investments reflect the financial position of the General American Capital Company's S&P 500 Fund and Metropolitan Series Fund's State Street Research Aggressive Growth Portfolio, as though the reorganization occurred as of December 31, 2002. The pro forma unaudited statement of operations reflects the results of operations of each of the merged funds for the period ended December 31, 2002 as though the reorganization occurred as of the beginning of the period.

   The pro forma combining statements should be read in conjunction with the financial statements and financial highlights for the General American Capital Company's Mid-Cap Equity Fund and Metropolitan Series Fund's State Street Research Aggressive Growth Portfolio, which are incorporated by reference in the Statement of Additional Information.

Investment Security Valuation

   Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services selected by the adviser or relevant subadviser pursuant to authorization of the Board. Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value which approximates fair market value.

   Equity securities traded on a national securities exchange or exchanges or the NASDAQ National Market System are valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or exchanges or on the NASDAQ National Market System for which there is no reported sale during the day, are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board of Directors or its delegates. If no closing price is available, then such securities are valued by using the last reported bid price. Equity securities traded over-the-counter are valued at the last reported sales price. Other equity securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are valued at fair value as determined in good faith by the Funds' adviser or subadviser acting under the supervision of the Board of Directors, although the actual calculations may be made by a pricing service selected by the Funds' adviser or subadviser and approved by the Board.

   Securities traded primarily on an exchange outside of the United States which closes before the close of the New York Stock Exchange generally will be valued at the last sales price on that non-U.S. exchange, except when an occurrence after closing of that exchange is likely to have materially changed such security's value as determined by a subadviser or adviser. The adviser or subadviser may value the security in good faith, acting under the supervision of the Board, although the actual calculations may be made by a pricing service selected by the adviser or relevant subadviser and approved by the Board.

Securities traded primarily on an exchange outside of the United States for which there is no reported sale during the day, are valued at the mean between the last reported bid and asked prices.

   Forward foreign currency exchange contracts are valued based on the mean between closing bid and ask prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

   Options, whether on securities, indices, or futures contracts, are valued at the last sales price available as of the close of business on the day of valuation or, if no sale, at the mean between the bid and asked prices. Options on currencies are valued at the spot price each day. As a general matter, futures contracts are marked-to-market daily. The value of futures contracts will be the sum of the margin deposit plus or minus the difference between the value of the futures contract on each day the net asset value is calculated and the value on the date the futures contract originated, value being that established on a recognized commodity exchange, or by reference to other customary sources, with gain or loss being realized when the futures contract closes or expires.

Estimates and Assumptions

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Federal taxes

   Each Fund, which is a separate taxable entity, intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its taxable income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

  Note a

   Reflects change in shares outstanding due to the issuance of Class A shares of Metropolitan Series Fund's State Street Research Aggressive Growth Portfolio in exchange for Class A Shares of General American Capital Company's Mid-Cap Equity Fund based upon the net asset value of the Metropolitan Series Fund's State Street Research Aggressive Growth Portfolio Class A shares at December 31, 2002.

  Note b

   Reflects the Metropolitan Series Fund's State Street Research Aggressive Growth Portfolio's investment advisory fee rate of 0.73%.

  Note c

   Reflects reclassification of certain balances to conform to the Metropolitan Series Fund's State Street Research Aggressive Growth Portfolio's expense structure.

  Note d

   No realignment of the portfolio is expected in connection with the Merger.

  Note e

   Reflects adjustment for estimated costs arising from the Merger.

 Metropolitan Series Fund State Street Research Aurora Portfolio Combined (d)

                               December 31, 2002

       Shares     Asset Name                                   Market Value
     ----------   ----------                                   ------------
         38,400   A.H. Belo Corp.............................. $    818,688
        443,500   AAR Corp....................................    2,284,025
        113,900   Actel Corp.(b)..............................    1,847,458
         85,000   AGCO Corp.(b)...............................    1,878,500
        824,110   Agrium, Inc. (ADR)..........................    9,320,684
        114,100   Alaska Air Group, Inc.(b)...................    2,470,265
        154,000   Alaska Steel Holding Corp.(b)...............    1,232,000
        291,900   Allegheny Technologies, Inc.................    1,818,537
        271,400   American Axle & Manufacturing Holdings, Inc.    6,356,188
         63,200   American Capital Strategies, Ltd............    1,364,488
          7,000   American Pacific Corp.......................       69,230
        104,600   American Tower Corp.........................      369,238
        165,200   Anaren Microwave, Inc.(b)...................    1,453,760
         45,500   Anixter International, Inc.(b)..............    1,057,875
        303,800   Aradigm Corp.(b)............................      492,156
        284,800   Argosy Gaming Corp.(b)......................    5,391,264
         49,300   Arthrocare Corp.(b).........................      485,605
          4,400   Astoria Financial Corp......................      119,460
        137,500   Asyst Technologies, Inc.(b).................    1,010,625
        243,100   ATMI, Inc.(b)...............................    4,502,212
         14,000   Atrix Laboratories, Inc.(b).................      214,746
        245,900   August Technology Corp.(b)..................    1,244,254
         96,000   AVX Corp....................................      940,800
        149,500   Aware, Inc.(b)..............................      325,910
        126,900   Bally Total Fitness Holding Corp.(b)........      899,721
        213,400   BEI Technologies, Inc.......................    2,387,946
        124,500   Benchmark Electronics, Inc.(b)..............    3,568,170
         42,865   Borg Warner Automotive, Inc.(b).............    2,161,253
         39,000   Bowne & Co., Inc.(b)........................      466,050
        369,500   Brooks-PRI Automation, Inc..................    4,234,470
          7,400   Brookstone, Inc.............................      107,004
         91,900   Bunge, Ltd..................................    2,211,114
         17,000   Cabot Microelectronics Corp.(b).............      802,400
        196,600   Cabot Oil & Gas Corp.(b)....................    4,871,748
         85,000   Callaway Golf Co............................    1,126,250
         26,800   Cambrex Corp.(b)............................      809,628
        202,000   Canadian 88 Energy Corp. (ADR)..............      324,796
         88,300   Caraustar Industries, Inc...................      837,084
        253,000   Carreker Corp.(b)...........................    1,146,090
        351,300   ChipPAC, Inc.(b)............................    1,247,115
        271,800   Ciber, Inc.(b)..............................    1,399,770
         34,100   Cleveland Cliffs, Inc.......................      676,885
        196,900   Cognex Corp.................................    3,628,867
        152,600   Coherent, Inc.(b)...........................    3,044,370
        146,000   Commscope, Inc.(b)..........................    1,153,400
         43,900   Community Health Systems, Inc.(b)...........      903,901
        119,900   Cooper Tire & Rubber Co.(b).................    1,839,266

 Metropolitan Series Fund State Street Research Aurora Portfolio Combined (d)

                               December 31, 2002

         Shares     Asset Name                               Market Value
       ----------   ----------                               ------------
           82,300   Coorstek, Inc.(b)....................... $  2,102,765
          140,200   Core Laboratories N.V. (ADR)............    1,591,270
           76,800   Corn Products International, Inc........    2,313,984
          136,300   Credence Systems Corp.(b)...............    1,271,679
           59,700   Cummins Engine, Inc.....................    1,679,361
          228,200   Cypress Semiconductor Corp.(b)..........    1,305,304
           74,600   Del Monte Foods Co.(b)..................      574,420
            5,900   Denison International, Plc. (ADR).......       94,400
           58,400   Dillard's, Inc. (Class A)...............      926,224
           75,500   Dollar Thrifty Automotive Group, Inc....    1,596,825
           56,300   Duane Reade, Inc.(b)....................      957,100
           98,100   Dycom Industries, Inc.(b)...............    1,299,825
          314,400   Earthlink, Inc.(b)......................    1,713,480
          578,200   EGL, Inc.(b)............................    8,239,350
          205,600   Electronics for Imaging, Inc.(b)........    3,343,261
          155,000   ElkCorp.................................    2,681,500
           96,400   Entegris, Inc.(b).......................      992,920
           82,300   Entravision Common Corp.................      821,354
           92,200   Esterline Technologies Corp.(b).........    1,629,174
           65,200   Excel Technology, Inc.(b)...............    1,166,428
          193,100   ExpressJet Holdings, Inc................    1,979,275
           40,181   Fidelity National Financial, Inc........    1,319,142
          117,100   Flowserve Corp.(b)......................    1,731,909
          230,700   Frontier Airlines, Inc.(b)..............    1,559,532
          159,700   GATX Corp...............................    3,644,354
          311,100   Global Industries, Inc.(b)..............    1,297,287
           52,000   GrafTech International, Ltd.............      309,920
          142,600   Granite Construction, Inc...............    2,210,300
          339,600   Graphic Packaging International Corp....    1,915,344
           86,300   Gray Television, Inc....................      841,425
           78,600   GSI Lumonics, Inc.......................      473,958
           57,900   Hall Kinion & Associates, Inc.(b).......      323,719
          253,400   Hanover Compressor Co.(b)...............    2,326,212
           44,000   Harrah Entertainment, Inc.(b)...........    1,742,400
          217,100   Heidrick & Struggles International, Inc.    3,184,857
           86,600   Helix Technology Corp...................      969,920
           69,100   Heritage Property Investment Trust, Inc.    1,725,427
          334,500   Hollinger International, Inc............    3,398,520
          108,700   Hub International, Ltd..................    1,394,621
          129,900   Hutchinson Technology, Inc.(b)..........    2,688,930
           57,400   Hydril Co.(b)...........................    1,352,918
          203,900   I MC Global, Inc........................    2,175,613
          226,500   Inet Technologies, Inc..................    1,381,650
          308,500   Integrated Electrical Services, Inc.(b).    1,187,725
           28,800   International Game Technology, Inc.(b)..    2,186,496
           70,100   Interstate Bakeries Corp................    1,069,025
          103,400   Intier Automotive, Inc..................    1,137,400

 Metropolitan Series Fund State Street Research Aurora Portfolio Combined (d)

                               December 31, 2002

          Shares     Asset Name                             Market Value
        ----------   ----------                             ------------
           165,600   Iona Technologies, Plc................ $    471,960
           142,957   iShares Russell 2000 Index Fund.......   10,837,570
           372,300   JLG Industries, Inc...................    2,803,419
            47,200   John H. Harland Co....................    1,044,536
           175,000   Journal Register Co.(b)...............    3,111,500
           157,500   Joy Global, Inc.......................    1,773,450
           202,900   Kadant, Inc...........................    3,043,500
            42,000   Kellwood Co...........................    1,092,000
           410,700   Kemet Corp.(b)........................    3,589,518
           315,400   Ladish, Inc.(b).......................    2,542,124
            78,800   Lear Corp.(b).........................    2,622,464
           112,800   Lecroy Corp.(b).......................    1,252,080
            47,200   Littelfuse, Inc.......................      795,792
            66,900   Long's Drug Stores Corp...............    1,387,506
           161,700   Louisiana-Pacific Corp.(b)............    1,303,302
           108,800   Mandalay Resort Group(b)..............    3,330,368
           125,500   Martin Marietta Materials, Inc........    3,847,830
           205,100   Maverick Tube Corp.(b)................    2,672,453
           328,600   McData Corp...........................    2,333,060
           879,100   Mesa Air Group, Inc.(b)...............    3,577,937
           522,850   Methanex Corp.(b).....................    4,381,483
            80,400   Metron Technology N.V.................      123,816
           153,800   Micros Systems, Inc.(b)...............    3,448,196
           185,600   Midwest Express Holdings, Inc.(b).....      992,960
            89,300   Minerals Technologies, Inc............    3,853,295
           155,200   MKS Instruments, Inc.(b)..............    2,549,936
           366,800   Navistar International Corp.(b).......    8,916,908
           107,000   NCO Group, Inc.(b)....................    1,706,650
           324,500   Newpark Resources, Inc.(b)............    1,411,575
           352,600   NMS Communications Corp.(b)...........      676,992
            90,900   NN, Inc...............................      908,091
           158,500   NS Group, Inc.(b).....................    1,033,420
            46,000   Nuevo Energy Co.(b)...................      510,600
           115,800   NUI Corp..............................    1,998,708
           382,100   Numerical Technologies, Inc.(b).......    1,322,066
           209,765   Ocean Energy, Inc.(b).................    4,189,007
            72,700   Odyssey Re Holdings Corp..............    1,286,790
            31,100   Oglebay Norton Co.....................      206,815
           627,500   OMI Corp..............................    2,579,025
           268,900   Omnova Solutions, Inc.................    1,083,667
             6,850   Opticnet, Inc.........................          548
           159,300   Orbital Sciences Corp.(b).............      672,246
           187,400   Packaging Corp of America(b)..........    3,418,176
            42,000   Patterson-UTI Energy, Inc.............    1,267,140
           163,600   Peabody Energy Corp...................    4,782,028
            38,500   Penn Engineering & Manufacturing Corp.      410,025
            19,500   Penn Engineering Manufacturing Corp...      218,400

 Metropolitan Series Fund State Street Research Aurora Portfolio Combined (d)

                               December 31, 2002

          Shares     Asset Name                             Market Value
        ----------   ----------                             ------------
            49,400   Pentair, Inc.......................... $  1,706,770
           265,000   Phelps Dodge Corp.....................    8,387,250
           228,800   Plantronics, Inc.(b)..................    3,461,744
            25,100   Platinum Underwriters Holdings, Ltd...      661,385
           131,800   PolyOne Corp..........................      516,656
            48,900   Precision Castparts Corp..............    1,185,825
            51,400   ProQuest Co.(b).......................    1,007,440
           146,100   Province Healthcare Co................    1,421,553
           512,500   PTEK Holdings, Inc....................    2,255,000
           149,500   RailAmerica, Inc.(b)..................    1,071,915
            23,400   Rayonier, Inc.........................    1,058,850
           486,400   Reader's Digest Association, Inc......    7,344,640
            29,200   Regal Beloit Corp.....................      604,440
            16,000   RLI Corp..............................      446,400
            34,900   Roper Industries, Inc.................    1,277,340
            90,700   RTI International Metals, Inc.(b).....      916,070
            31,700   SanDisk Corp.(b)......................      643,510
           104,770   Sangstat Medical Corp.(b).............    1,183,901
           179,300   Silicon Storage Technology, Inc.(b)...      724,372
           274,900   Simpletech, Inc.......................      830,198
           317,000   Six Flags, Inc.(b)....................    1,810,070
           206,100   Skillsoft, Plc. (ADR)(b)..............      566,775
            10,800   Spartech Corp.........................      222,804
            38,400   Staten Island Bancorp, Inc.(b)........      773,376
           141,000   Steelcase, Inc........................    1,545,360
           133,800   Steiner Leisure, Ltd..................    1,865,172
           156,100   Steinway Musical Instructions, Inc.(b)    2,539,747
            10,000   Stepan Co.............................      250,000
           145,300   Stewart & Stevenson Services, Inc.....    2,054,542
           283,600   Stewart Enterprises, Inc.(b)..........    1,579,936
           410,800   Stillwater Mining Co.(b)..............    2,197,780
            31,900   Stone Energy Corp.(b).................    1,064,184
            58,905   Sun Bancorp, Inc. (New Jersey)(b).....      783,437
           427,300   Technitrol, Inc.(b)...................    6,896,622
            67,900   Teekay Shipping Corp..................    2,763,530
           134,200   Teledyne Technologies, Inc.(b)........    2,104,256
           217,700   Tetra Tech, Inc.(b)...................    2,655,940
           124,300   Thomas & Betts Corp.(b)...............    2,100,670
           216,200   Titan International, Inc..............      289,708
           290,300   Titanium Metals Corp.(b)..............      554,473
           107,900   Tredegar Industries, Inc..............    1,618,500
           147,100   Trimble Navigation, Ltd.(b)...........    1,837,279
           205,700   Trinity Industries, Inc...............    3,900,072
           247,000   TriQuint Semiconductor, Inc.(b).......    1,047,280
           100,400   Triumph Group, Inc.(b)................    3,206,776
            61,200   Tupperware Corp.......................      922,896
            62,900   United Defense Industries, Inc........    1,465,570

 Metropolitan Series Fund State Street Research Aurora Portfolio Combined (d)

                               December 31, 2002

  Shares      Asset Name                                            Market Value
-----------   ----------                                            ------------
    211,900   United States Steel Corp............................. $  2,780,128
     90,700   Valmont Industries, Inc..............................    1,759,580
    375,800   Varian Semiconductor Equipment, Inc.(b)..............    8,929,384
    347,500   Veeco Instruments, Inc.(b)...........................    4,017,100
     32,000   Viad Corp............................................      715,200
    136,900   Vintage Petroleum, Inc...............................    1,444,295
    523,300   Wabtec Corp..........................................    7,347,132
     35,400   Wallace Computer Series, Inc.........................      761,454
    196,700   W-H Energy Services, Inc.............................    2,869,853
     47,400   Whitehall Jewellers, Inc.(b).........................      450,300
    173,500   Wild Oats Markets, Inc.(b)...........................    1,790,520
     40,700   York International Corp..............................    1,040,699
                                                                    ------------
              Total Common Stocks
                (Identified cost $475,374,201).....................  394,533,672
                                                                    ============
$ 2,315,000   American Express Credit Corp. 1.180%, 1/02/03........    2,314,924
$   341,000   Caterpillar Financial Services Corp. 1.300%, 01/08/03      340,914
$   300,000   Caterpillar Financial Services Corp. 1.330%, 01/17/03      299,823
$ 6,000,000   Gannett Co., Inc. 1.290%, 01/14/03...................    5,997,205
$10,351,000   Morgan Stanley Dean Witter & Co. 1.370%, 01/03/03....   10,350,212
$ 2,404,000   Morgan Stanley Dean Witter & Co. 1.360%, 01/08/03....    2,403,364
    503,680   SSGA Money Market Fund...............................      503,680
                                                                    ------------
              Total Short Term Investments
                (Identified cost $22,210,122)......................   22,210,122
                                                                    ------------
              Total Investments
                (Identified cost $497,584,323)..................... $416,743,794
                                                                    ============

--------
(b) non-income producing

                           Metropolitan Series Fund

            COMBINED PRO FORMA STATEMENT OF ASSETS AND LIABILITIES

                         December 31, 2002 (UNAUDITED)

                                                General American Metropolitan Series   Adjustments
                                                Capital Company   Fund State Street  (References are
                                                Small-Cap Equity   Research Aurora    to Pro Forma     Pro Forma
                                                      Fund            Portfolio        Footnotes)      Combined
                                                ---------------- ------------------- --------------- ------------
Assets
Investments at value*..........................   $40,691,591       $376,870,891       $        0    $417,562,482
Cash...........................................         7,516            234,721                0         242,237
Receivable for:
   Fund shares sold............................             0          1,240,164                0       1,240,164
   Securities sold.............................        12,573             24,197                0          36,770
   Futures variation margin....................             0                  0                0               0
   Dividends and interest......................        22,526            162,407                0         184,933
   Foreign taxes...............................             0                  0                0               0
   Collateral for securities loaned............             0         23,571,855                0      23,571,855
Prepaid expense................................             0                  0                0               0
                                                  -----------       ------------       ----------    ------------
      Total assets.............................    40,734,206        402,104,235                0     442,838,441
                                                  -----------       ------------       ----------    ------------
Liabilities
  Payable for:
   Securities purchased........................       250,320          2,623,014                0       2,873,334
   Fund shares redeemed........................        15,207            315,883                0         331,090
   Open forward currency contracts--net........             0                  0                0               0
   Return of collateral for securities loaned..             0         23,571,855                0      23,571,855
   Foreign taxes...............................           813              8,554                0           9,367
Accrued expenses:
   Management fees.............................        26,896            272,972                0         299,868
   Administrative fee..........................         1,793                  0                0           1,793
   Service and distribution fees...............             0              6,821                0           6,821
   Directors fees..............................             0              1,331                0           1,331
   Other expenses..............................             0             36,205                0          36,205
                                                  -----------       ------------       ----------    ------------
      Total liabilities........................       295,029         26,836,635                0      27,131,664
                                                  -----------       ------------       ----------    ------------
Net Assets.....................................   $40,439,177       $375,267,600       $        0    $415,706,777
                                                  ===========       ============       ==========    ============
Net assets consist of:
   Capital paid in.............................   $40,798,485       $459,503,745       $        0     500,302,230
   Undistributed net investment income.........         5,379                  0                0           5,379
   Accumulated net realized gains (losses).....     5,531,550        (10,110,475)               0      (4,578,925)
   Unrealized appreciation (depreciation) on
    investments and futures contracts..........    (5,896,237)       (74,125,670)               0     (80,021,907)
                                                  -----------       ------------       ----------    ------------
      Total....................................   $40,439,177       $375,267,600       $        0    $415,706,777
                                                  ===========       ============       ==========    ============
Net Assets--Class A............................   $40,439,177       $319,202,007       $        0    $359,641,184
                                                  ===========       ============       ==========    ============
Net Assets--Class B............................           n/a       $     10,125                0          10,125
                                                  ===========       ============       ==========    ============
Net Assets--Class E............................           n/a       $ 56,055,468       $        0    $ 56,055,468
                                                  ===========       ============       ==========    ============
Capital shares outstanding--Class A............       986,145         28,845,726        2,668,273(a)   32,500,144
                                                  ===========       ============       ==========    ============
Capital shares outstanding--Class B............           n/a                917              917
                                                  ===========       ============       ==========    ============
Capital shares outstanding--Class E............           n/a          5,078,964               --       5,078,964
                                                  ===========       ============       ==========    ============
Net Asset Value and Offering Price Per Share--
 Class A.......................................   $     41.01       $      11.07               --    $      11.07
                                                  ===========       ============       ==========    ============
Net Asset Value and Offering Price Per Share--
 Class B.......................................           n/a       $      11.04                     $      11.04
                                                  ===========       ============       ==========    ============
Net Asset Value and Offering Price Per Share--
 Class E.......................................           n/a       $      11.04               --    $      11.04
                                                  ===========       ============       ==========    ============
--------
  * Identified cost of investments.............   $46,587,821       $450,996,502       $       --    $497,584,323

                       See notes to financial statements

                           Metropolitan Series Fund

                  COMBINED PRO FORMA STATEMENT OF OPERATIONS

              For the period ended December 31, 2002 (UNAUDITED)

                                             General American   Metropolitan      Adjustments
                                             Capital Company  Series Fund State (References are
                                             Small-Cap Equity  Street Research   to Pro Forma     Pro Forma
                                                   Fund       Aurora Portfolio    Footnotes)      Combined
                                             ---------------- ----------------- --------------- -------------
Investment Income
   Dividend Income(1).......................   $    252,327     $   1,732,874      $      0     $   1,985,201
   Interest income(2).......................         19,708           830,662             0           850,370
                                               ------------     -------------      --------     -------------
                                                    272,035         2,563,536             0         2,835,571
Expenses
   Management fees..........................        387,758         3,248,261        51,701 (b)     3,687,720
   Service and distribution fees............              0            45,494             0            45,494
   Administrative fee.......................         25,850                 0       (25,850)(c)             0
   Directors fees and expenses..............              0            12,639             0            12,639
   Custodian(e).............................              0           141,268         3,878 (c)       145,146
   Audit and tax services...................              0            18,325             0            18,325
   Legal....................................              0            11,327             0            11,327
   Printing(e)..............................              0           170,212         3,525 (c)       173,737
   Insurance................................              0             4,489             0             4,489
   Miscellaneous expenses...................              0             6,630             0             6,630
                                               ------------     -------------      --------     -------------
       Total Expenses.......................        413,608         3,658,645        33,253         4,105,506
                                               ------------     -------------      --------     -------------
   Net investment income(loss)..............       (141,573)       (1,095,109)      (33,253)       (1,269,935)
                                               ------------     -------------      --------     -------------
Realized and Unrealized Gain (Loss) on
  Investments
   Net realized gain (loss) on
     investments............................      8,375,759       (10,110,474)            0        (1,734,715)
   Net realized gain (loss) on foreign
     currency transactions..................              0               (76)            0               (76)
   Net realized gain (loss) on futures
     transactions...........................              0                 0             0                 0
                                               ------------     -------------      --------     -------------
       Net realized gain (loss) on
         investments, foreign currency,
         and futures transactions...........      8,375,759       (10,110,550)            0        (1,734,791)
   Net unrealized appreciation
     (depreciation) on investments..........    (16,724,786)      (96,906,408)            0      (113,631,194)
   Net unrealized appreciation
     (depreciation) on foreign
     currency transactions..................             (7)              (59)            0               (66)
   Net unrealized appreciation
     (depreciation) on futures
     transactions...........................              0                 0             0                 0
                                               ------------     -------------      --------     -------------
   Net unrealized gain (loss) on
     investments, foreign currency, and
     futures transactions...................    (16,724,793)      (96,906,467)            0      (113,631,260)
                                               ------------     -------------      --------     -------------
   Net gain (loss)..........................     (8,349,034)     (107,017,017)                   (115,366,051)
Net increase (decrease) in Net Assets
  from Operations...........................   $ (8,490,607)    $(108,112,126)     $(33,253)    $(116,635,986)
                                               ============     =============      ========     =============
--------
   (1) Net of foreign taxes.................   $          0     $      25,505      $      0     $      25,505
   (2) Income on securities loaned..........   $          0     $      99,367      $      0     $      99,367

                       See notes to financial statements

         Notes to Pro Forma Combining Financial Statements (Unaudited)

                               December 31, 2002

Introductory Paragraph

   The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of General American Capital Company's Small-Cap Equity Fund in exchange for shares of Metropolitan Series Fund's State Street Research Aurora Portfolio at net asset value. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity, Metropolitan Series Fund's State Street Research Aurora Portfolio, and the results of operations of Metropolitan Series Fund's State Street Research Aurora Portfolio for pre-combination periods will not be restated.

   The pro forma unaudited combining statements of assets and liabilities and portfolio of investments reflect the financial position of the General American Capital Company's S&P 500 Fund and Metropolitan Series Fund's State Street Research Aurora Portfolio, as though the reorganization occurred as of December 31, 2002. The pro forma unaudited statement of operations reflects the results of operations of each of the merged funds for the period ended December 31, 2002 as though the reorganization occurred as of the beginning of the period.

   The pro forma combining statements should be read in conjunction with the financial statements and financial highlights for the General American Capital Company's Small-Cap Equity Fund and Metropolitan Series Fund's State Street Research Aurora Portfolio, which are incorporated by reference in the Statement of Additional Information.

Investment Security Valuation

   Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services selected by the adviser or relevant subadviser pursuant to authorization of the Board. Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value which approximates fair market value.

   Equity securities traded on a national securities exchange or exchanges or the NASDAQ National Market System are valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or exchanges or on the NASDAQ National Market System for which there is no reported sale during the day, are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board of Directors or its delegates. If no closing price is available, then such securities are valued by using the last reported bid price. Equity securities traded over-the-counter are valued at the last reported sales price. Other equity securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are valued at fair value as determined in good faith by the Funds' adviser or subadviser acting under the supervision of the Board of Directors, although the actual calculations may be made by a pricing service selected by the Funds' adviser or subadviser and approved by the Board.

   Securities traded primarily on an exchange outside of the United States which closes before the close of the New York Stock Exchange generally will be valued at the last sales price on that non-U.S. exchange, except when an occurrence after closing of that exchange is likely to have materially changed such security's value as determined by a subadviser or adviser. The adviser or subadviser may value the security in good faith, acting under the supervision of the Board, although the actual calculations may be made by a pricing service selected by the adviser or relevant subadviser and approved by the Board.

Securities traded primarily on an exchange outside of the United States for which there is no reported sale during the day, are valued at the mean between the last reported bid and asked prices.

   Forward foreign currency exchange contracts are valued based on the mean between closing bid and ask prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

   Options, whether on securities, indices, or futures contracts, are valued at the last sales price available as of the close of business on the day of valuation or, if no sale, at the mean between the bid and asked prices. Options on currencies are valued at the spot price each day. As a general matter, futures contracts are marked-to-market daily. The value of futures contracts will be the sum of the margin deposit plus or minus the difference between the value of the futures contract on each day the net asset value is calculated and the value on the date the futures contract originated, value being that established on a recognized commodity exchange, or by reference to other customary sources, with gain or loss being realized when the futures contract closes or expires.

Estimates and Assumptions

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Federal taxes

   Each Fund, which is a separate taxable entity, intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its taxable income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

  Note a

   Reflects change in shares outstanding due to the issuance of Class A shares of Metropolitan Series Fund's State Street Research Aurora Portfolio in exchange for Class A Shares of General American Capital Company's Small-Cap Equity Fund based upon the net asset value of the Metropolitan Series Fund's State Street Research Aurora Portfolio Class A shares at December 31, 2002.

  Note b

   Reflects the Metropolitan Series Fund's State Street Research Aurora Portfolio's investment advisory fee rate of 0.85%.

  Note c

   Reflects reclassification of certain balances to conform to the Metropolitan Series Fund's State Street Research Aurora Portfolio's expense structure.

  Note d

   No realignment of the portfolio is expected in connection with the Merger.

  Note e

   Reflects adjustment for estimated costs arising from the Merger.

     Metropolitan Series Fund Morgan Stanley EAFE Index Portfolio Combined
                                (unaudited) (d)

                               December 31, 2002

   Shares     Asset Name                                         Market Value
 ----------   ----------                                         -------------
     15,897   3i Group, Plc..................................... $     142,039
     20,172   ABB, Ltd..........................................        57,334
     34,507   ABN AMRO Holdings NV..............................       564,146
        588   Acciona S.A.......................................        24,218
      4,916   Accor S.A.........................................       148,876
      4,900   Acea SpA..........................................        21,698
        980   Acerinox S.A......................................        35,982
      2,705   Acesa Infraestructuras S.A........................        30,656
      2,705   Acesa Infrastructuras, S.A........................         1,561
      1,600   Acom Co., Ltd.....................................        52,582
        600   ACS, Actividades de Construccion & Servicios, S.A.        19,297
      3,247   Adecco S.A........................................       127,279
      1,000   Aderans Co........................................        22,331
      1,018   Adidas-Salomon AG.................................        87,915
      1,600   Advantest Corp....................................        71,728
     26,666   Aegis Group, Plc..................................        33,592
     31,690   Aegon NV..........................................       407,690
        500   Aeon Credit Service...............................        18,160
      2,312   Agfa Gevaert NV...................................        51,554
     15,532   Aggreko, Plc......................................        36,882
        850   Aiful Corp........................................        31,946
      2,635   Air Liquide S.A...................................       347,563
     13,000   Ajinomoto Co., Inc................................       135,730
      7,427   Akzo Nobel NV.....................................       235,596
     29,155   Alcatel S.A.......................................       127,881
     88,001   Alitalia SpA......................................        22,347
      9,000   All Nippon Airways................................        16,609
      9,600   Alleanza Assicurazioni............................        72,732
      4,608   Allianz AG........................................       438,327
     22,655   Allied Irish Banks, Plc...........................       305,719
      3,218   Allied Irish Banks, Plc...........................        44,168
      2,800   Alpha Bank A.E....................................        33,848
      4,000   Alps Electric Co..................................        44,156
      6,430   Alstom............................................        32,049
      7,577   Altadis S.A.......................................       172,852
      1,450   Altana AG.........................................        66,187
      5,125   Altran Technologies S.A...........................        24,577
        700   Aluminum of Greece S.A.I.C........................        12,943
      4,000   Amada Co..........................................        10,921
      3,642   Amadeus Global Travel.............................        15,019
      2,000   Amano Corp........................................        12,219
     19,439   Amcor, Ltd........................................        92,932
      6,146   AMEC, Plc.........................................        14,174
        600   Amer Group, Ltd...................................        21,973
     21,117   AMP Diversified Property Trust....................        31,035
     28,971   AMP, Ltd..........................................       182,386
     16,456   Amvescap, Plc.....................................       105,441

     Metropolitan Series Fund Morgan Stanley EAFE Index Portfolio Combined
                                (unaudited) (d)

                               December 31, 2002

         Shares     Asset Name                              Market Value
       ----------   ----------                              -------------
            7,107   Ansell, Ltd............................ $      30,015
            1,000   Aoyama Trading Co......................        14,073
            8,118   Arcelor NPV............................        99,838
            5,785   Aristocrat Leisure Ltd.................        15,245
           19,983   ARM Holdings, Plc.(b)..................        15,442
            4,300   Arnoldo Mondadori Editore SpA..........        26,622
            8,000   Asahi Breweries........................        52,448
           30,000   Asahi Chemical Industry Co.............        74,324
           19,000   Asahi Glass Co.........................       116,398
           17,000   Ashikaga Bank(b).......................        19,626
           13,000   ASM Pacific Technology, Ltd............        25,672
           11,439   ASML Holding NV(b).....................        95,548
            6,400   Assa Abloy AB..........................        73,083
           25,440   Assicuraziono Generali SpA.............       523,227
            6,722   Associated British Ports Holdings, Plc.        43,233
            1,866   AstraZeneca, Plc.......................        65,531
           42,788   AstraZeneca, Plc.......................     1,529,233
            2,600   Atlas Copco AB (Series A)..............        50,727
            1,200   Atlas Copco AB (Series B)..............        21,278
            1,140   Atos Origin............................        27,753
            9,432   Auckland International Airport, Ltd....        27,381
           38,273   Australia & New Zealand Bank Group.....       373,918
            8,189   Australia Gas & Light Co., Ltd.........        48,602
            3,471   Australian Stock Exchange, Ltd.........        22,301
              700   Autobacs Seven Co......................        14,304
            2,400   Autogrill SpA..........................        18,687
            1,664   Autoroutes du Sud de la France.........        40,213
           21,576   Autostrade SpA.........................       214,633
           16,962   Aventis S.A............................       921,985
            3,870   AWG Plc................................        27,008
           34,342   AXA....................................       460,906
           27,606   BAA, Plc...............................       223,992
           76,029   BAE Systems, Inc.......................       151,774
            8,399   Balfour Beatty.........................        19,539
           90,147   Banca Intesa SpA.......................       190,136
            9,700   Banca Popolare di Milano SpA...........        35,320
           75,597   Banco Bilbao Vizcaya Argentaria, S.A...       723,463
          106,573   Banco Central HispanAmericano S.A......       731,378
           39,498   Banco Comercial Portugues S.A..........        94,499
            1,813   Banco Espirito Santo S.A...............        23,781
              400   Bang & Olufsen A/S.....................         8,081
           33,400   Bank of East Asia, Ltd.................        57,177
           11,000   Bank of Fukuoka........................        44,122
           25,568   Bank of Ireland........................       261,588
            5,600   Bank of Piraeus........................        35,493
           19,000   Bank of Yokohama.......................        75,091
            2,000   Banyu Pharm............................        18,775

     Metropolitan Series Fund Morgan Stanley EAFE Index Portfolio Combined
                                (unaudited) (d)

                               December 31, 2002

          Shares     Asset Name                           Market Value
        ----------   ----------                           -------------
           167,047   Barclays, Plc....................... $   1,035,376
               375   Barco NV............................        19,655
             4,584   Barratt Developments, Plc...........        28,855
            13,896   BASF AG.............................       526,106
            22,670   Bass, Plc...........................       183,212
            17,500   Bayer AG............................       375,533
             8,550   Bayerishe Hypo-und Vereinsbank AG...       136,553
             9,370   BBA Group...........................        27,869
               862   BCA di Roma.........................         1,102
             5,600   BCA Fideuram SpA....................        26,326
            32,800   BCA Naz del Lavoro..................        36,312
               800   Beiersdorf AG.......................        89,068
               310   Bekaert S.A.........................        14,037
             1,900   Benesse Corp........................        21,294
             2,000   Benetton Group SpA..................        17,839
             1,300   Bergesen D.Y. ASA...................        24,770
             2,000   Berkeley Group, Plc.................        19,190
            88,018   BG Group, Plc.......................       379,757
            94,875   BHP Billiton, Ltd...................       542,254
            16,775   BHP Steel, Ltd......................        30,511
                 1   Bilfinger & Berger Bau AG...........            15
            58,934   Billiton, Plc.......................       314,757
             2,500   Bipop Carire........................         1,167
            19,749   BNP Paribas S.A.....................       804,692
            12,934   BOC Group, Plc......................       184,903
            55,000   BOC Hong Kong Holdings, Ltd.........        56,422
               100   Boehler-Uddeholm AG.................         4,631
            22,688   Boots Co., Plc......................       214,038
             9,368   Boral, Ltd..........................        22,947
             4,482   Bouygues S.A.(b)....................       125,198
           561,051   BP Amoco, Plc.......................     3,856,816
            10,058   BPB, Plc............................        39,833
            10,399   BPI-SGPS, S.A.......................        23,788
            22,958   Brambles Industries, Ltd............        60,760
            15,171   Brambles Industries, Plc............        37,124
            15,000   Bridgestone Corp....................       185,809
             5,538   Brisa-Auto Estradas de Portugal S.A.        30,683
            15,523   British Airways, Plc................        33,737
            41,476   British America Tobacco, Plc........       414,321
            10,666   British Land Co.....................        77,614
            30,469   British Sky Broadcasting Group, Plc.       313,442
             4,087   BRL Hardy, Ltd......................        16,225
           215,847   BT Group, Plc.......................       677,609
               660   Buderus AG..........................        15,237
             2,074   Buhrmann NV.........................         9,054
             4,600   Bulgari SpA.........................        21,818
            10,989   Bunzl, Plc..........................        67,226

     Metropolitan Series Fund Morgan Stanley EAFE Index Portfolio Combined
                                (unaudited) (d)

                               December 31, 2002

       Shares     Asset Name                                  Market Value
     ----------   ----------                                  -------------
          1,259   Business Objects S.A....................... $      18,535
         55,459   Cable & Wireless, Plc......................        39,955
         53,067   Cadbury Schweppes, Plc.....................       330,624
          9,423   Canary Wharf Group, Plc....................        35,726
         21,000   Canon, Inc.................................       791,016
          2,358   Cap Gemini S.A.............................        53,891
          1,000   Capcom Co., Ltd............................        15,059
         19,285   Capita Group, Plc..........................        76,841
         22,000   Capitaland, Ltd............................        14,079
         28,691   Capitalia SpA..............................        36,670
         24,859   Caradon, Plc...............................        43,902
            400   Carlsberg A/S (Class B)....................        17,603
         13,646   Carlton Communications Plc.................        29,493
         13,256   Carrefour S.A..............................       590,205
         33,200   Carter Holt Harvey.........................        30,389
            730   Casino Guichard-Perrachon S.A..............        54,196
          5,000   Casio Computer Co..........................        27,850
         21,000   Cathay Pacific Air.........................        28,679
          6,446   Celltech Group.............................        35,802
             24   Central Japan Railway......................       149,456
        105,372   Centrica, Plc..............................       290,081
         45,753   CFS Gandel Retail Trust....................        35,296
         56,522   CGNU, Plc..................................       403,106
         55,000   Chartered Semiconductor Manufacturing, Ltd.        22,513
         37,000   Cheung Kong Holdings, Ltd..................       240,787
         12,000   Cheung Kong Infrastructure Holdings, Ltd...        20,543
         13,000   Chiba Bank.................................        41,409
         18,121   Chubb, Plc.................................        25,599
         16,600   Chubu Electric Power.......................       296,553
          5,000   Chugai Pharmaceutical Co...................        47,611
          1,560   Ciba Specialty Chemicals AG................       108,762
            961   Cimpor-Cimento de Portugal S.A.............        16,135
          6,000   Citizen Watch Co...........................        26,746
         12,000   City Developments, Ltd.....................        28,780
          2,840   Clariant AG................................        45,393
          3,567   Close Brothers Group, Plc..................        31,928
         44,600   CLP Holdings, Ltd..........................       179,581
          1,421   Club Mediterranee S.A......................        34,147
          2,000   Coca Cola West Japan Co., Ltd..............        29,915
          8,515   Coca-Cola Amatil, Ltd......................        25,268
          1,600   Coca-Cola Hellenic Bottling Co. S.A........        22,196
          1,086   Cochlear, Ltd..............................        23,837
         24,374   Coles Myer, Ltd............................        86,467
            300   Coloplast A/S..............................        21,827
            441   Colruyt NV.................................        24,295
          1,700   Commercial Bank of Greece..................        25,795
         31,691   Commonwealth Bank of Australia.............       481,820

     Metropolitan Series Fund Morgan Stanley EAFE Index Portfolio Combined
                                (unaudited) (d)

                               December 31, 2002

            Shares     Asset Name                        Market Value
          ----------   ----------                        -------------
              21,262   Commonwealth Property Office Fund $      14,008
               7,917   Compagnie de Saint-Gobain S.A....       232,282
                 534   Compagnie Maritime Belge S.A.....        28,746
              56,995   Compass Group, Plc...............       302,795
              17,158   Computershare, Ltd...............        17,874
              11,800   Contact Energy, Ltd..............        24,503
               2,850   Continental AG...................        44,560
               3,791   Corp. Mapfre S.A.................        30,750
              70,582   Corus Group, Plc.................        30,964
               1,950   Creative Technology, Ltd.........        13,828
               3,000   Credit Saison Co.................        51,192
              29,353   Credit Suisse Group..............       636,865
              13,386   CRH, Plc.........................       165,047
               1,300   CSK Corp.........................        27,277
               2,959   CSL, Ltd.........................        35,990
              22,128   CSR, Ltd.........................        78,749
               3,000   Cycle & Carriage, Ltd............         5,881
               6,000   Daicel Chemical Industries.......        16,938
               4,000   Daiei, Inc.(b)...................         4,348
               2,000   Daifuku Co.......................         6,000
               6,000   Daiichi Pharmacy Co..............        86,105
               4,000   Daikin Industries................        63,369
               6,272   Daily Mail & General Trust.......        58,716
               4,000   Daimaru, Inc.....................        11,932
              21,361   DaimlerChrysler AG...............       657,880
               9,000   Dainippon Ink & Chemicals, Inc...        14,410
              16,000   Dai-Nippon Printng Co............       177,029
               2,000   Daito Trust......................        44,240
               7,000   Daiwa Bank Holdings, Inc.........         3,834
              10,000   Daiwa House Industries...........        56,291
              27,000   Daiwa Securities Group, Inc......       119,904
                   6   Dampskibsselskabe Svendborg A/S..        61,032
                   8   Dampskibsselskabet Torm A/S......        56,172
               1,400   Danisco A/S......................        47,568
              13,700   Danske Bank A/S..................       226,452
                 983   Dassault Systemes S.A............        21,187
              50,381   David Jones, Ltd.................        30,639
              25,978   DBS Group Holdings, Inc..........       164,748
               8,951   De La Rue, Plc...................        41,934
               1,347   Delhaize Group...................        25,047
              12,600   Den Norske Bank ASA..............        59,292
               8,000   Denki Kagaku Kogyo...............        17,460
              12,300   Denso Corp.......................       201,804
              13,923   Deutsche Bank AG.................       641,378
               3,953   Deutsche Boerse AG...............        90,318
              35,585   Deutsche Office Trust............        23,845
               9,206   Deutsche Post AG.................        96,603

     Metropolitan Series Fund Morgan Stanley EAFE Index Portfolio Combined
                                (unaudited) (d)

                               December 31, 2002

     Shares     Asset Name                                     Market Value
   ----------   ----------                                     -------------
       49,579   Deutsche Telekom AG........................... $     637,310
       15,554   Dexia.........................................       193,083
       82,138   Diageo, Plc...................................       892,579
       54,716   Dixons Group, Plc.............................       127,726
          600   Douglas Holdings AG...........................        10,596
        5,000   Dowa Mining Co................................        21,067
        1,900   Drott AB......................................        21,152
        1,200   e.Biscom......................................        34,377
           81   East Japan Railway, Ltd.......................       402,031
        4,000   Ebara Corp....................................        12,370
        3,100   EFG Eurobank Ergasias.........................        36,433
        6,600   Eisai Co......................................       148,217
          426   Elan Corp.....................................           965
          770   Electrabel S.A................................       187,050
       42,160   Electricidade de Portugal S.A.................        70,342
       13,071   Electrocomponents, Plc........................        60,393
        7,700   Electrolux AB.................................       121,509
       19,418   EMI Group, Plc................................        43,453
       22,799   Endesa S.A....................................       266,752
       51,915   Enel SpA......................................       270,204
       70,754   Eni SpA.......................................     1,124,814
        3,600   Eniro AB......................................        22,724
       14,723   EON AG........................................       594,032
        1,360   Epcos AG......................................        14,085
          469   Erste Bank der oesterreichischen Sparkassen AG        31,571
       16,000   Esprit Holdings...............................        26,877
        2,062   Essilor International S.A.....................        84,927
          272   European Aeronautic Defense &.................         2,811
        5,827   European Aeronautic Defense & Space Co........        60,228
        6,596   Exel, Plc.....................................        73,058
        1,000   Familymart Co.................................        19,592
        2,800   Fanuc, Ltd....................................       123,873
        1,000   Fast Retailing Co., Ltd.......................        35,224
        1,400   FIAT SpA--RNC.................................         6,141
        2,170   FIAT SpA(b)...................................        13,009
        6,120   FIAT SpA......................................        49,770
       27,800   FinecoGroup SpA...............................        12,981
            1   Finnlines Oyj.................................            22
        9,761   FirstGroup, Plc...............................        37,007
       28,437   FKI, Plc......................................        40,287
        8,500   Fletcher Building, Ltd........................        14,894
        3,600   Fletcher Challenge Forests, Ltd...............         1,864
          700   FLS Industries (Series B).....................         5,588
          200   Flughafen Wien AG.............................         6,716
          865   Fomento de Construcciones & Contratas S.A.....        19,424
       23,379   Fortis........................................       412,148
        2,079   Fortis (Pfd)..................................            22

     Metropolitan Series Fund Morgan Stanley EAFE Index Portfolio Combined
                                (unaudited) (d)

                               December 31, 2002

             Shares     Asset Name                      Market Value
           ----------   ----------                      -------------
                    5   Fortis Belgium Bank............ $           0
                8,200   Fortum Oyj.....................        53,779
               55,068   Fosters Group, Ltd.............       139,539
               10,560   France Telecom S.A.............       184,832
                5,000   Fraser & Neave, Ltd............        22,485
                  800   Fresenius Medical Care AG......        33,126
                1,800   Fresenius Medical Care AG (PFD)        54,115
                1,200   Frontline, Ltd.................        10,479
               10,000   Fuji Electric Co...............        17,443
                1,000   Fuji Machine Manufacturing.....         9,438
               11,000   Fuji Photo Film Co.............       358,725
                  400   Fuji Soft ABC, Inc.............         6,320
                    6   Fuji Television Network, Inc...        24,168
                5,000   Fujikura.......................        11,882
                5,000   Fujisawa Pharmaceutical Co.....       114,393
               38,000   Fujitsu........................       108,553
               10,000   Furukawa Electric Co., Ltd.....        20,982
               37,484   Futuris Corp., Ltd.............        27,650
                7,800   Gambro AB (Class A)............        43,416
                4,300   Gambro AB (Class B)............        23,885
                5,712   Gas Natural SDG S.A............       108,309
                  550   GEHE AG........................        21,412
               43,456   General Property Trust.........        72,676
                  130   Georg Fischer AG...............        13,163
                7,689   George Wimpey, Plc.............        32,927
               46,277   Getronics NV...................        28,165
                  175   Givaudan AG(b).................        78,470
                1,200   Gjensidige NOR ASA.............        39,320
               17,192   GKN, Plc.......................        55,562
              151,290   GlaxoSmithKline, Plc...........     2,903,255
                7,800   GN Store Nord A/S..............        22,811
               30,658   Goodman Fielder, Ltd...........        30,729
                1,833   GPE Bruxelles Lam..............        75,033
               64,495   Granada Compass, Plc...........        82,805
                6,804   Great Portland Estates Plc.....        24,317
               25,927   Great University Stores, Plc...       240,839
                1,600   Group 4 Falck A/S..............        33,793
                3,186   Groupe Danone..................       428,599
                2,966   Grupo Dragados, S.A............        50,420
                3,800   Grupo Editoriale L'Espresso SpA        12,401
                1,299   Grupo Ferrovial S.A............        32,919
                9,000   Gunma Bank.....................        39,134
                1,700   H Lundbeck A/S.................        45,152
                2,211   Hagemeyer NV...................        16,009
                7,010   Hammerson, Plc.................        53,380
               25,000   Hang Lung Properties, Ltd......        24,204
               18,900   Hang Seng Bank, Ltd............       201,158

     Metropolitan Series Fund Morgan Stanley EAFE Index Portfolio Combined
                                (unaudited) (d)

                               December 31, 2002

      Shares     Asset Name                                    Market Value
    ----------   ----------                                    -------------
         4,000   Hankyu Department Stores, Inc................ $      19,314
        15,142   Hanson, Plc..................................        67,281
        10,826   Harvey Norman Holding NpV....................        16,033
         1,200   Haw Par Corp., Ltd...........................         2,255
        36,670   Hays, Plc....................................        54,755
        94,586   HBOS, Plc....................................       997,394
           782   Heidelberger Zement AG.......................        29,131
         4,903   Heineken NV..................................       191,392
         2,800   Hellenic Petroleum S.A.......................        16,219
         7,200   Hellenic Telecommunications Organization S.A.        79,179
        14,000   Henderson Land Development Co................        42,098
         1,200   Henkel KGAA (PFD)............................        76,245
        12,200   Hennes & Mauritz AB..........................       235,226
        42,157   Hilton Group, Plc............................       113,340
         8,000   Hino Motors, Ltd.............................        27,437
           700   Hirose Electric..............................        53,442
        71,000   Hitachi......................................       272,226
         1,000   Hitachi Software.............................        22,752
        21,000   Hitachi Zosen Corp...........................         4,424
             1   Hochtief AG..................................            13
         1,400   Hoganas AB...................................        26,511
        26,000   Hokuriku Bank(b).............................        35,055
           752   Holcim, Ltd. (Class B).......................       136,510
         1,100   Holmen AB....................................        26,701
        16,000   Honda Motor Co...............................       591,893
        96,046   Hong Kong & China Gas Co., Ltd...............       123,777
        33,000   Hong Kong Electric Co., Ltd..................       125,045
        22,000   Hong Kong Exchange...........................        27,647
         2,000   House Food Corp..............................        18,893
         2,800   Hoya Corp....................................       196,073
           600   HSBC Holdings, Plc...........................         6,559
       233,965   HSBC Holdings, Plc...........................     2,585,771
        53,000   Hutchison Whampoa, Ltd.......................       331,659
        47,000   Hysan Development Co.........................        34,655
        20,087   Iberdrola S.A................................       281,393
        17,900   Iberia Lineas Aereas de Espana S.A...........        26,297
           667   IHC Caland NV................................        35,205
        14,082   Iluka Resources..............................        36,476
           185   Imerys S.A...................................        23,373
         8,999   Imi..........................................        38,030
        25,881   Imperial Chemical Industries, Plc............        95,831
        18,366   Imperial Tobacco Group, Plc..................       311,936
         5,157   Industria de Diseno Textil, S.A..............       121,812
         7,600   Infineon Technologies AG.....................        55,745
        42,149   ING Bank NV..................................       713,852
         1,400   Instrumentarium Oyj (Class B)................        56,089
         3,258   Interbrew....................................        76,922

     Metropolitan Series Fund Morgan Stanley EAFE Index Portfolio Combined
                                (unaudited) (d)

                               December 31, 2002

        Shares     Asset Name                               Market Value
      ----------   ----------                               -------------
          19,251   Intesa BCI SpA.......................... $      31,715
           5,000   Intracom S.A............................        22,456
          83,836   Invensys, Plc...........................        71,196
           6,000   Irish Life & Permanent, Plc.............        64,849
           4,000   Isetan Co...............................        27,437
          62,923   iShares MSCI EAFE Index Fund............     6,230,006
          85,000   iShares MSCI Japan Index Fund...........       595,000
           5,000   Ishihara Sangyo.........................         5,140
          28,000   Ishikawajima-Harima Heavy Industries Co.        25,482
             900   ISS A/S(b)..............................        32,423
           2,401   Italcementi SpA.........................        24,187
           4,500   Italgas Societa Italiane................        61,198
           1,000   Ito En..................................        33,875
          29,000   Itochu Corp.(b).........................        62,804
           1,000   Itochu Techno Scie......................        21,193
           9,000   Ito-Yokado Co...........................       265,442
          40,082   J. Sainsbury, Plc.......................       179,872
           6,300   James Hardie Industries.................        24,230
          14,000   Japan Airlines System Corp..............        29,848
              19   Japan Tobacco, Inc......................       127,126
          10,400   JFE Holding, Inc........................       126,286
           5,000   JGC Corp................................        27,977
          11,485   John Fairfax Holdings, Ltd..............        20,824
          35,500   Johnson Electric Holdings, Ltd..........        39,149
           5,682   Johnson Matthey, Plc....................        73,180
          14,000   Joyo Bank...............................        38,931
           4,000   JSR Corp................................        40,179
           5,000   Jusco Co................................       118,396
          17,000   Kajima Corp.............................        37,962
           3,000   Kaken Pharmaceutical Co., Ltd...........        12,463
           5,000   Kamigumi Co., Ltd.......................        24,016
           6,000   Kanebo(b)...............................         5,713
           7,000   Kaneka Corp.............................        37,457
          17,000   Kansai Electric Power...................       256,855
          14,000   Kao Corp................................       307,323
             850   Karstadt Quelle AG......................        14,717
           1,000   Katokichi Co............................        15,000
          24,000   Kawasaki Heavy Industry(b)..............        19,011
          15,000   Kawasaki Kisen Kaisha, Ltd..............        25,786
           2,196   KBC Bankverzekerin NpV..................        70,030
           9,000   Keihin Electric Express Railway.........        40,954
          11,000   Keio Electric Railway Co., Ltd..........        58,305
           8,086   Kelda Group, Plc........................        55,195
          16,000   Keppel Corp.............................        34,131
           2,400   Kerry Group, Plc........................        32,110
           1,000   Kesko...................................        12,697
             800   Keyence Corp............................       139,209

     Metropolitan Series Fund Morgan Stanley EAFE Index Portfolio Combined
                                (unaudited) (d)

                               December 31, 2002

           Shares     Asset Name                         Market Value
         ----------   ----------                         -------------
             19,115   Kidde, Plc........................ $      21,772
              3,000   Kikkoman Corp.....................        20,806
              5,000   Kinden Corp.......................        18,455
             64,013   Kingfisher, Plc...................       229,296
             38,120   Kinki Nippon Railway Co...........        82,234
             17,000   Kirin Brewery Co..................       108,157
              1,995   KLM NV............................        19,218
                400   Kobenhavns Lufthavne A/S..........        28,820
              2,000   Kokuyo Co.........................        16,634
             22,000   Komatsu, Ltd......................        71,745
              1,000   Komori Corp.......................        10,171
              2,200   Konami Co.........................        50,796
                900   Kone Corp.........................        27,019
              6,000   Konica Corp.......................        43,532
             15,868   Koninklijke Ahold NV..............       201,477
             43,912   Koninklijke KPN NV................       285,688
              3,148   Koninklijke Numico NV.............        39,640
             32,851   Koninklijke Philips Electronics NV       575,681
              1,571   Koninklijke Vendex KBB NV.........        17,062
             19,000   Kubota Corp.......................        51,555
              2,130   Kudelski S.A......................        28,884
                 83   Kuoni Reisen Holdings.............        15,667
              8,000   Kuraray Co........................        49,617
              3,000   Kurita Water Industries...........        30,210
              4,000   Kvaerner ASA......................         2,136
              4,000   Kyocera Corp......................       232,915
              3,000   Kyowa Exeo Corp...................         9,480
              8,000   Kyowa Hakko Kogyo.................        33,168
              9,400   Kyushu Electic Power..............       137,511
              3,325   Lafarge S.A.......................       250,514
              3,673   Lagardere S.C.A...................       149,198
             12,124   Land Securities Group, Plc........       153,220
              1,400   Lawson, Inc.......................        33,741
            163,424   Legal & General Group, Plc........       252,572
              3,986   Leighton Holdings, Ltd............        22,827
              8,875   Lend Lease Corp...................        48,576
                  1   Lenzing AG........................            94
             40,000   Li & Fung, Ltd....................        37,957
              1,850   Linde AG..........................        67,945
            140,248   Lloyds TSB Group, Plc.............     1,007,002
            378,100   LM Ericsson Telephone.............       264,699
             18,835   Logica, Plc.......................        45,483
                700   Logitech International S.A........        20,883
                900   Lonza Group AG....................        54,676
              8,442   L'Oreal S.A.......................       642,688
              4,650   Lufthansa AG......................        42,841
              2,800   Luxottica Group...................        36,933

     Metropolitan Series Fund Morgan Stanley EAFE Index Portfolio Combined
                                (unaudited) (d)

                               December 31, 2002

         Shares     Asset Name                             Market Value
       ----------   ----------                             -------------
            5,494   LVMH Moet Hennessy Louis Vuitton(b)... $     225,703
              600   Mabuchi Motor Co......................        55,212
            4,084   Macquarie Bank, Ltd...................        54,273
           38,747   Macquarie Infrastructure Group........        69,819
            3,000   Makita Corp...........................        21,741
            2,850   MAN AG................................        39,327
            7,137   Manitoba Group........................       101,915
           59,853   Marks & Spencer Group, Plc............       303,526
            6,524   Marks & Spencer Group, Plc............         7,274
            3,500   Marschollek Lauten AG.................        34,523
           22,000   Marubeni Corp.........................        20,207
            6,000   Marui Co..............................        58,751
           55,000   Matsushita Electric Industry Co.......       542,260
            8,000   Matsushita Electric Works, Ltd........        49,482
           13,136   Mayne Nickless, Ltd...................        24,114
              300   Mayr-Melnhof Karton AG................        22,194
           15,660   Mediaset SpA..........................       119,301
           11,150   Mediobanca SpA........................        91,730
            5,200   Mediolanum............................        26,792
            3,000   Meiji Milk Product....................         9,455
            5,000   Meiji Seika Kaisha....................        14,705
            1,200   Meitec Corp...........................        29,325
              950   Merck KGAA............................        25,321
            1,300   Merkantildata ASA(b)..................           976
            1,400   Metra Oyj AB (Class B)................        17,658
            3,697   Metro AG..............................        88,257
            1,512   Metrovacesa S.A.......................        32,049
            4,432   Metso Oyj.............................        47,902
            2,825   Michelin (Class B)....................        97,410
               35   Millea Holdings, Inc..................       251,875
           56,686   MIM Holdings, Ltd.....................        48,199
            8,000   Minebea Co............................        27,842
           14,609   Mirvac Group..........................        34,057
           11,249   Misys, Plc............................        31,873
           41,157   Mitsubishi Chemical Foam Plastic Corp.        82,196
           26,000   Mitsubishi Corp.......................       158,844
           40,000   Mitsubishi Electric Corp..............        92,357
           22,000   Mitsubishi Estate Co., Ltd............       167,591
            7,000   Mitsubishi Gas & Chemical.............         9,733
           74,000   Mitsubishi Heavy Industries, Ltd......       180,837
            2,000   Mitsubishi Logistic...................         9,758
           20,000   Mitsubishi Material...................        21,909
            9,000   Mitsubishi Rayon......................        20,553
               85   Mitsubishi Tokyo Financial Group, Inc.       461,995
           30,000   Mitsui & Co...........................       140,052
           11,000   Mitsui Chemicals I....................        49,035
           10,000   Mitsui Engineering & Shipbuilding(b)..         7,247

     Metropolitan Series Fund Morgan Stanley EAFE Index Portfolio Combined
                                (unaudited) (d)

                               December 31, 2002

           Shares     Asset Name                         Market Value
         ----------   ----------                         -------------
             17,000   Mitsui Fudosan Co................. $     110,306
             28,000   Mitsui Marine & Fire Insurance....       128,828
             12,000   Mitsui Mining Co..................        27,707
             19,000   Mitsui Osk Lines..................        39,387
             24,000   Mitsui Trust Holdings.............        39,033
              8,000   Mitsukoshi, Ltd.(b)...............        16,651
              2,000   Mitsumi Electric..................        18,219
                130   Mizuho Holdings, Inc..............       121,597
              3,200   Modern Time Group.................        25,891
             16,000   Monte Paschi Siena................        37,692
              2,000   Mori Seiki, Co....................        10,179
             30,000   MTR Corp., Ltd....................        31,737
              2,610   Muenchener Ruckverssicherungs AG..       312,222
              5,800   Murata Manufactoring Co...........       227,269
              1,100   Namco.............................        18,428
             39,421   National Australia Bank...........       704,784
              4,100   National Bank of Greece...........        57,995
             77,573   National Grid Group, Plc..........       570,098
             24,120   National Power, Plc...............        37,181
             33,000   NEC Corp..........................       123,468
             15,000   Neptune Orient Lines(b)...........         7,956
              9,809   Nestle S.A........................     2,078,576
             31,000   New World Development Co..........        15,403
              5,854   Newcrest Mining, Ltd.(b)..........        23,734
             36,997   News Corp., Ltd...................       239,162
             48,093   News Corp., Ltd. (PFD)............       258,625
              6,741   Next, Plc.........................        79,927
              7,000   NGK Insulators....................        38,224
              4,000   NGK Spark Plug Co.................        25,887
              2,091   NH Hoteles S.A....................        17,970
              6,000   Nichirei Corp.....................        16,837
                800   NIDEC Corp........................        49,886
             28,000   Nikko Securities, Ltd.............        94,380
              6,000   Nikon Corp........................        45,100
              2,400   Nintendo Co.......................       224,286
              2,000   Nippon COMSYS Corp................         6,775
             16,000   Nippon Express Co.................        62,695
              3,000   Nippon Meat Packers...............        29,957
             11,500   Nippon Mining Holdings, Inc.......        15,408
             35,000   Nippon Mitsubishi Oil Corp........       158,676
              6,000   Nippon Sheet Glass Co., Ltd.......        10,769
              2,000   Nippon Shokubai Co................         8,410
            127,000   Nippon Steel Corp.................       148,757
                129   Nippon Telephone & Telegraph Corp.       468,518
                 19   Nippon Unipac Holdings............        82,456
             19,000   Nippon Yusen Kabushiki Kaisha.....        64,043
             57,400   Nissan Motor Co., Ltd.............       447,901

     Metropolitan Series Fund Morgan Stanley EAFE Index Portfolio Combined
                                (unaudited) (d)

                               December 31, 2002

      Shares     Asset Name                                    Market Value
    ----------   ----------                                    -------------
         5,000   Nisshin Seifun Group, Inc.................... $      33,286
         2,000   Nissin Food Products.........................        44,662
         3,400   Nitto Denko Corp.............................        96,840
           500   NKT Holding..................................         5,227
           400   Nobel Biocare Holding AG.....................        25,524
       118,050   Nokia AB Oyj.................................     1,876,704
        44,000   Nomura Securities Co., Ltd...................       494,615
        56,462   Nordea AB....................................       248,831
         2,000   Noritake Co..................................         5,696
         4,100   Norsk Hydro ASA..............................       183,761
         1,800   Norske Skogsindust...........................        25,463
        68,587   Novartis AG..................................     2,502,514
         6,775   Novo Nordisk A/S.............................       195,736
         1,715   Novozymes A/S (Series B).....................        35,858
        28,798   Nrma Insurance Group.........................        44,432
        10,000   NSK, Ltd.....................................        25,786
        10,000   NTN Corp.....................................        34,550
            27   NTT Data Corp................................        74,627
           425   NTT DoCoMo, Inc..............................       784,318
        16,560   Nycomed Amersham, Plc........................       148,229
        12,000   Obayashi Corp................................        26,696
           100   OBIC Co., Ltd................................        17,401
         1,706   Oce NV.......................................        18,797
           308   Oesterreichischt Elektrizitaetswirtschafts-AG        26,224
        16,000   Oji Paper Co.................................        68,762
        10,000   Oki Electric Industry Co., Ltd...............        16,179
         5,000   Okumura Corp.................................        16,137
         5,000   Olympus Optical Co...........................        81,486
         3,900   OM AB........................................        18,620
           525   Omega Pharma S.A.............................        15,051
         6,000   Omron Corp...................................        88,481
           448   OMV Handels AG...............................        43,992
        47,885   OneSteel, Ltd................................        48,535
         4,000   Onward Kashiyama.............................        31,347
           700   Oracle Corp. Japan...........................        16,959
         7,330   Orica, Ltd...................................        43,339
         1,400   Oriental Land Co., Ltd.......................        84,824
        15,451   Origin Energy, Ltd...........................        32,279
         1,700   Orix Corp....................................       109,589
         4,000   Orkla ASA....................................        68,132
        50,000   Osaka Gas Co.................................       123,451
         2,200   Outokumpu Oyj................................        19,161
         3,000   Overseas Union Enterprise....................        10,118
        23,440   Overseas-Chinese Banking Corp................       130,409
        18,130   P&O Princess Cruise, Plc.....................       125,798
        12,613   P&O, Plc.....................................        33,403
       221,704   Pacific Century Insurance Holdings, Ltd......        34,969

     Metropolitan Series Fund Morgan Stanley EAFE Index Portfolio Combined
                                (unaudited) (d)

                               December 31, 2002

  Shares     Asset Name                                                           Market Value
----------   ----------                                                           -------------
     3,400   Panafon Hellenic Telecom S.A........................................ $      19,409
     9,974   Paperlinx, Ltd. (b).................................................        28,587
     8,000   Parkway Holdings....................................................         3,482
     8,788   Parmalat Finanz.....................................................        20,933
     3,373   Patrick Corp., Ltd..................................................        24,881
    20,336   Pearson, Plc........................................................       188,085
     1,378   Pechiney International NV...........................................        48,354
       961   Pernod Ricard NPV...................................................        93,077
     4,119   Peugoet S.A.........................................................       167,962
     2,790   Phonak Holding AG...................................................        26,231
    22,000   Pilkington, Plc.....................................................        20,542
     1,691   Pinault-Printemps-Redoute S.A.......................................       124,388
     3,000   Pioneer Electonic Corp..............................................        56,248
    29,000   Pirelli SpA.........................................................        26,779
     1,900   Pohjola Yhtyma Oyj..................................................        29,647
       186   Porsche AG (PFD)....................................................        77,290
    23,558   Portugal Telecom S.A................................................       161,919
     2,650   Preussag AG.........................................................        44,937
    27,866   Principal Office Fund...............................................        23,537
     2,200   Promise Co..........................................................        78,419
     2,565   Promotora de Informaciones S.A......................................        16,715
     3,000   ProSieben Media AG (PFD)............................................        20,462
     5,425   Provident Financial, Plc............................................        51,878
    52,743   Prudential, Plc.....................................................       372,759
     3,052   PT Multimedia-Servicios de Telecomunicacoes e Multimedia, SGPS, S.A.        32,090
     1,600   Public Power Corp...................................................        22,128
     2,232   Publicis S.A........................................................        47,311
        50   Publigroupe S.A.....................................................         7,955
     4,079   Publishing & Broadcasting, Ltd......................................        19,868
     3,000   Q.P. Corp...........................................................        23,763
    13,224   QBE Insurance Group, Ltd............................................        60,688
     2,600   Qiagen NV...........................................................        13,232
    12,420   Rank Group, Plc.....................................................        53,287
     8,680   RAS SpA.............................................................       105,656
     1,600   Rautaruukki Oyj.....................................................         5,776
    13,760   Reckitt Benckiser, Plc..............................................       266,934
    16,262   Reed Elsevier NV....................................................       198,800
    32,247   Reed Elsevier, Plc..................................................       276,184
     3,704   Renault S.A.........................................................       174,049
    45,500   Rentokil Group, Plc.................................................       161,151
    24,098   Repsol S.A..........................................................       318,617
    75,000   Resona Holdings, Inc................................................        41,080
    37,491   Reuters Group, Plc..................................................       107,133
     9,625   Rexam, Plc..........................................................        65,700
    13,338   Richemont Cie Finance AG............................................       248,876
    16,000   Ricoh Co., Ltd......................................................       262,510
     8,256   Rio Tinto, Ltd......................................................       157,832

     Metropolitan Series Fund Morgan Stanley EAFE Index Portfolio Combined
                                (unaudited) (d)

                               December 31, 2002

       Shares     Asset Name                                 Market Value
     ----------   ----------                                 -------------
         27,119   Rio Tinto, Ltd............................ $     541,370
          4,736   RMC Group, Plc............................        27,982
         17,606   Roche Holdings AG.........................     1,226,835
          1,224   Roche Holdings AG Genusschein.............       154,915
          2,700   Rohm Co...................................       343,786
         29,858   Rolls Royce...............................        51,433
         32,177   Royal & Sun Alliance Insurance Group, Plc.        62,551
         68,703   Royal Bank Scotland Group, Plc............     1,645,801
         52,954   Royal Dutch Petroleum Co..................     2,331,030
          9,210   RWE AG....................................       238,711
            500   RWE AG (PFD)..............................        10,887
         11,200   Ryanair Holdings, Plc.....................        78,155
            175   S.A. D'Ieteren NV.........................        23,689
         18,879   SABMiller Plc.............................       134,186
         31,703   Safeway, Plc..............................       108,840
         36,955   Sage Group, Ltd...........................        79,126
            472   Sagem S.A.................................        31,946
          6,200   Sampo.....................................        47,168
          4,000   Sanden Corp...............................        13,078
          5,450   Sandvik AB................................       121,655
          8,900   Sankyo Co.................................       111,671
         10,068   Sanofi-Synthelabo S.A.....................       615,398
          1,000   Sanrio Co.................................         4,972
         13,537   Santos, Ltd...............................        45,888
         36,000   Sanyo Electric Co.........................        93,739
         22,508   Sao Paolo Imi SpA.........................       146,435
          5,279   SAP AG....................................       418,342
          1,900   Sapa AB...................................        34,889
          4,000   SAS AB....................................        22,678
          4,712   Schering AG...............................       204,950
          2,400   Schibsted ASA.............................        24,943
            160   Schindler Holding AG (PFD)................        31,185
          5,253   Schneider Electric S.A....................       248,545
          2,558   Schroders, Plc............................        21,044
         18,166   Scot & Newcastle..........................       135,553
         21,593   Scottish & Southern Energy, Plc...........       236,385
         49,018   Scottish Power, Plc.......................       286,064
        103,600   Seat Pagine Gialle........................        70,554
          5,500   Secom Co..................................       188,632
         12,209   Securicor, Plc............................        16,658
          6,900   Securitas AB..............................        82,357
          2,000   Sega Corp. (b)............................        19,719
          2,000   Seino Transport...........................        11,713
         10,000   Sekisui Chemical..........................        25,870
         14,000   Sekisui House, Ltd........................        99,098
         24,000   SembCorp Industries, Ltd..................        10,862
         27,000   SembCorp Logistics, Ltd...................        24,439

     Metropolitan Series Fund Morgan Stanley EAFE Index Portfolio Combined
                                (unaudited) (d)

                               December 31, 2002

      Shares     Asset Name                                   Market Value
    ----------   ----------                                   -------------
        35,000   SembCorp Marine, Ltd........................ $      18,262
         8,936   Serco Group, Plc............................        22,029
           165   Serono S.A..................................        88,425
         9,000   Seven Eleven Japan Co.......................       274,543
         7,074   Severn Trent, Plc...........................        79,036
           100   SGS Holding.................................        30,086
        38,000   Shangri-La Asia, Ltd........................        25,095
        23,000   Sharp Corp..................................       218,429
       241,638   Shell Transportation & Trading Co...........     1,591,062
         1,000   Shimachu Co.................................        20,224
           500   Shimamura Co................................        31,853
         1,500   Shimano, Inc................................        22,752
        12,000   Shimizu Corp................................        30,033
         9,500   Shin-Etsu Chemical Co.......................       311,410
         7,000   Shionogi & Co...............................        98,980
         7,000   Shiseido Co.................................        91,017
        15,000   Shizuoka Bank...............................        96,697
        19,000   Showa Denko K.K.............................        24,176
         3,000   Showa Shell Sekiyu..........................        20,831
        19,990   Siemens AG..................................       849,542
        35,128   Signet Group, Plc...........................        38,456
        12,000   Singapore Airlines, Ltd.....................        70,568
         8,000   Singapore Press Holdings, Ltd...............        83,943
        27,000   Singapore Technologies Engineering..........        25,684
       153,000   Singapore Telecommunications, Ltd...........       109,379
        60,000   Sino Land Co................................        19,235
        22,000   Skandia Forsaekrings, Ltd...................        58,577
        12,700   Skandinavska Enskilda Banken AB.............       105,671
         8,000   Skanska AB..................................        46,825
           800   SKF AB......................................        20,704
         1,700   SKF AB (Series B)...........................        44,093
         2,000   Skylark Co..................................        26,527
         9,136   Slough Estates, Plc.........................        49,860
         1,300   SMC Corp....................................       122,036
         1,400   Smedvig ASA.................................         6,669
        21,905   Smith & Nephew, Plc.........................       134,183
        14,558   Smiths Industries, Plc......................       163,004
        16,100   Snam Rete Gas SpA...........................        54,907
         4,000   Snow Brand Milk Products....................         5,798
         1,420   Soc Air France..............................        13,768
         2,437   Sociedad General de Aguas de Barcelona, S.A.        24,550
           953   Societe BIC S.A.............................        32,851
         7,510   Society General de France S.A...............       437,371
         2,005   Sodexho Alliance............................        46,287
         4,500   Softbank Corp...............................        51,381
         3,068   Sol Melia S.A...............................        12,137
           868   Solvay S.A..................................        59,841

     Metropolitan Series Fund Morgan Stanley EAFE Index Portfolio Combined
                                (unaudited) (d)

                               December 31, 2002

          Shares     Asset Name                            Market Value
        ----------   ----------                            -------------
            68,785   Sonae SGPS S.A....................... $      28,872
             5,708   Sonic Healthcare, Ltd................        21,021
            29,837   Sons of Gwalia, Ltd..................        43,515
            21,800   Sony Corp............................       911,165
            24,000   South China Morning Post.............        10,002
            14,124   Southcorp, Ltd.......................        36,585
             3,300   SSAB Svenskt Stal AB.................        39,009
             9,102   SSL International, Plc...............        37,549
            36,000   ST Assembly Test Services, Ltd.......        23,868
            14,242   ST Microelectronics..................       279,167
           149,530   Stagecoach Holdings, Plc.............        71,015
             3,000   Stanley Electric.....................        33,496
             8,700   Statoil ASA..........................        73,465
            19,275   Stockland Trust Group................        52,315
            17,200   Stora Enso Oyj.......................       181,389
             9,500   Storebrand ASA.......................        35,654
            20,506   Suez S.A.............................       355,905
               250   Sulzer AG............................        33,992
               190   Sulzer Medica AG.....................        33,117
             3,000   Sumitomo Bakelite Co., Ltd...........        12,387
            29,000   Sumitomo Chemical, Ltd...............       114,611
            19,000   Sumitomo Corp........................        81,655
            15,000   Sumitomo Electric Industries, Ltd....        97,202
             2,000   Sumitomo Forestry....................        11,056
            17,000   Sumitomo Heavy Industry..............         9,455
            47,000   Sumitomo Metal Industries(b).........        17,030
             8,000   Sumitomo Metal Mining................        33,370
                85   Sumitomo Mitsui Financial Group, Inc.       265,737
             4,000   Sumitomo Osaka Cement................         5,258
             7,000   Sumitomo Realty & Development Co.....        28,491
            20,000   Sumitomo Trust & Banking Co., Ltd....        81,066
            33,000   Sun Hung Kai Properties, Ltd.........       195,079
            10,809   Suncorp-Metway, Ltd..................        67,865
             1,000   Suzuken Co Ltd.......................        24,100
             4,500   Svenska Cellulosa AB.................       151,836
            14,300   Svenska Handelsbanken................       190,374
             1,000   Svenska Handelsbanken (Series B).....        12,739
             1,160   Swatch Group AG......................        19,631
               710   Swatch Group AG (Class B)............        59,051
             8,200   Swedish Match........................        64,464
            25,500   Swire Pacific, Ltd...................        97,607
             7,401   Swiss Reinsurance....................       485,480
               720   Swisscom AG..........................       208,550
             2,902   Syngenta AG..........................       166,588
                90   Synthes-Stratec, Inc.................        55,197
             7,705   Tab Corp. Holdings, Ltd..............        46,207
            12,724   TAB, Ltd.............................        21,710

     Metropolitan Series Fund Morgan Stanley EAFE Index Portfolio Combined
                                (unaudited) (d)

                               December 31, 2002

        Shares     Asset Name                               Market Value
      ----------   ----------                               -------------
          16,000   Taiheiyo Cement......................... $      20,224
          18,000   Taisei Corp.............................        28,668
           5,000   Taisho Pharmaceutical Co................        73,524
           2,000   Taiyo Yuden Co..........................        21,202
           4,000   Takara Shuzo Co.........................        17,426
           5,000   Takashimaya Co..........................        19,592
          20,000   Takeda Chemical Industries, Ltd.........       835,932
           1,920   Takefuji Corp...........................       110,828
           1,000   Takuma Co...............................         5,393
           2,500   Tandberg ASA............................        14,435
          11,555   Tate & Lyle, Plc........................        58,597
          13,178   Taylor Woodrow, Plc.....................        35,960
           2,900   TDK Corp................................       116,811
             412   Technip-Coflexip S.A....................        29,485
          14,000   Teijin..................................        33,505
           5,000   Teikoku Oil Co..........................        19,971
           3,638   Tele Danmark A/S........................        88,401
           2,000   Tele2 AB(b).............................        52,907
          37,279   Telecom Corp. of New Zealand............        88,330
          95,407   Telecom Italia Mobile SpA...............       435,498
          59,382   Telecom Italia SpA--RNC.................       450,516
          51,479   Telecom Italia SpA......................       259,832
           6,990   Telefonica Publicidad e Informacion S.A.        22,225
             392   Telefonica S.A. (ADR)...................        10,415
         115,985   Telefonica S.A.(b)......................     1,038,169
           2,600   Telekom Austria AG......................        26,328
          10,700   Telenor ASA.............................        40,929
           3,300   Telepizza...............................         2,597
           4,000   Television Broadcasts...................        12,618
           3,552   Television Francaise S.A................        94,896
          48,364   TeliaSonera AB(b).......................       182,059
          55,452   Telstra Corp............................       137,702
           8,309   Terra Networks, S.A.....................        34,963
           3,700   Terumo Corp.............................        51,196
         176,384   Tesco, Plc..............................       550,883
           7,000   The 77 Bank, Ltd........................        28,668
           6,000   The Seiyu, Ltd.(b)......................        17,544
           5,000   The Suruga Bank, Ltd....................        19,676
           2,000   THK Co., Ltd............................        22,027
           1,625   Thompson CSF............................        43,022
           3,176   Thomson S.A.............................        54,190
           8,800   Thyssen Krupp AG........................        98,344
          11,100   TI Automotive, Ltd......................             0
           1,400   Tietoenator Oyj.........................        19,098
           8,100   Tiscali SpA.............................        36,379
             600   Titan Cement Co.........................        23,018
           8,725   TNT Post Group NV.......................       141,452

     Metropolitan Series Fund Morgan Stanley EAFE Index Portfolio Combined
                                (unaudited) (d)

                               December 31, 2002

               Shares     Asset Name                  Market Value
             ----------   ----------                  -------------
                 17,000   Tobu Railway Co............ $      45,125
                  3,000   Toho Co....................        28,794
                 11,300   Tohoku Electric Power, Ltd.       166,353
                  1,000   Tokyo Broadcasting System..        12,573
                 28,400   Tokyo Electric Power, Ltd..       539,665
                  3,700   Tokyo Electron, Ltd........       167,430
                 66,000   Tokyo Gas Co...............       206,893
                 21,000   Tokyu Corp.................        73,970
                  3,600   Tomra Systems ASA..........        23,436
                  7,000   Tonen Gen Sekiyu...........        46,010
                  1,000   Topdanmark A/S.............        28,962
                 15,000   Toppan Printing Co.........       112,876
                 28,000   Toray Industries, Inc......        59,459
                 70,000   Toshiba Corp...............       219,432
                  7,000   Tosoh Corp.................        16,870
                  5,000   Tostem Corp................        75,841
                    450   Total Fina S.A.............             5
                 15,916   Total Fina S.A.............     2,273,051
                  8,000   Toto, Ltd..................        29,595
                  4,000   Toyo Seikan Kaisha.........        47,695
                  2,000   Toyoda Gosei Co., Ltd......        37,583
                  2,900   Toyota Industries..........        43,621
                 58,400   Toyota Motor Corp..........     1,569,866
                    600   Trans Cosmos, Inc..........         6,133
                  8,180   Transurban Group...........        18,517
                  2,700   Trelleborg AB (Class B)....        21,846
                  2,000   Trend Micro, Inc...........        34,213
                 15,000   UBE Industries.............        15,042
                 31,181   UBS AG.....................     1,515,420
                  2,054   UCB S.A....................        64,660
                     67   UFJ Holdings, Inc..........        67,750
                    533   Umicore....................        23,004
                    560   Unaxis Holding AG..........        37,463
                    870   Unibail S.A................        61,896
                  1,100   Uni-Charm Corp.............        43,659
                 86,751   UniCredito Italiano SpA....       346,830
                 14,217   Unilever NV................       873,478
                 70,182   Unilever NV................       667,747
                  5,599   Union Electric Fenosa......        73,735
                  6,893   United Business Media......        32,181
                 29,392   United Overseas Bank, Ltd..       199,955
                 11,000   United Overseas Land, Ltd..        10,210
                 13,143   United Utilities, Plc......       132,032
                  2,000   UNY Co.....................        19,567
                  6,400   UPM-Kymmene Oyj............       205,503
                    500   Uponor Oyj.................        10,221
                  2,000   Ushio, Inc.................        21,909

     Metropolitan Series Fund Morgan Stanley EAFE Index Portfolio Combined
                                (unaudited) (d)

                               December 31, 2002

  Shares     Asset Name                                               Market Value
----------   ----------                                               -------------
       100   VA Technologie AG....................................... $       1,626
     1,634   Valeo S.A...............................................        51,267
     3,421   Vallehermoso S.A........................................        35,539
        80   Valora Holdings AG......................................        15,332
     2,629   Vedior NV...............................................        15,007
     6,000   Venture Manufactoring, Ltd..............................        48,082
     2,000   Vestas Wind Systems A/S.................................        19,920
     1,599   Vinci S.A...............................................        90,103
     7,800   Viohalco, Hellenic Copper and Aluminium Industries, S.A.        31,102
    23,698   Vivendi Universal S.A...................................       382,708
     5,132   VNU NV..................................................       133,823
 1,696,135   Vodafone Group, Plc.....................................     3,092,412
     5,886   Volkswagen AG...........................................       214,569
     2,487   Volkswagen AG (PFD).....................................        65,243
     2,300   Volvo AB................................................        35,899
     6,100   Volvo AB (Series B).....................................        99,410
     3,000   Wacoal Corp.............................................        23,131
     8,500   Warehouse Group.........................................        32,544
    15,366   WCM Beteil & Grundbe....................................        40,311
       500   Wella AG (PFD)..........................................        29,906
     8,800   Wesfarmers, Ltd.........................................       131,810
        21   West Japan Railway......................................        74,501
     8,692   Westfield Holdings......................................        65,830
    40,578   Westfield Trust.........................................        79,287
    45,805   Westpac Banking Corp....................................       354,650
    29,000   Wharf Holdings, Ltd.....................................        54,851
     6,201   Whitbread, Plc..........................................        54,008
     1,100   William Demant Holding A/S..............................        23,699
    29,222   WMC Resources, Ltd......................................        69,439
    29,222   WMC, Ltd................................................        80,629
     3,000   WM-Data AB..............................................         2,617
    15,243   Wolseley, Plc...........................................       127,974
     6,982   Wolters Kluwer NV.......................................       121,620
     9,602   Woodside Petroleum......................................        66,937
    27,431   Woolworths, Ltd.........................................       176,088
       700   World Co................................................        13,449
    28,982   WPP Group, Plc..........................................       221,392
     3,000   Yakult Honsha Co........................................        34,179
     1,200   Yamada Denki Co.........................................        25,331
     4,000   Yamaha Corp.............................................        36,976
     3,000   Yamaha Motor Co., Ltd...................................        24,775
     8,700   Yamanouchi Pharmaceutical Co., Ltd......................       252,195
    10,000   Yamato Transport Co.....................................       130,614
     6,000   Yamazaki Baking Co......................................        33,623
    16,000   Yasuda Fire & Marine Insurance Co.......................        93,436
     4,000   Yokogawa Electric.......................................        24,842
     2,261   Zeltia S.A..............................................        12,859

     Metropolitan Series Fund Morgan Stanley EAFE Index Portfolio Combined
                                (unaudited) (d)

                               December 31, 2002

        Shares      Asset Name                              Market Value
      -----------   ----------                              -------------
              700   Zodiac................................. $      14,243
            3,513   Zurich Financial Services AG...........       327,749
                                                            -------------
                    Total Common and Preferred Stocks
                      (Identified Cost $180,640,935).......   137,874,354
                                                            =============
      $       285   British Aerospace, 7.45%, 11/29/03.....           468
                                                            -------------
                    Total Bonds & Notes
                      (Identified Cost $183)...............           468
                                                            =============
      $ 4,375,000   Federal Home Loan Bank 1.020%, 01/06/03     4,374,380
                                                            -------------
                    Total Short Term Investments
                      (Identified Cost $4,374,380).........     4,374,380
                                                            -------------
                    Total Investments
                      (Identified Cost $185,015,498)....... $ 142,249,202
                                                            =============

--------
(b) non-income producing

                           Metropolitan Series Fund

            COMBINED PRO FORMA STATEMENT OF ASSETS AND LIABILITIES

                         December 31, 2002 (UNAUDITED)

                                                 General American   Metropolitan Series Fund   Adjustments
                                                  Capital Company        Morgan Stanley      (References are
                                                International Index        EAFE Index         to Pro Forma     Pro Forma
                                                       Fund                Portfolio           Footnotes)      Combined
                                                ------------------- ------------------------ --------------- ------------
Assets
Investments at value *.........................     $ 7,228,661           $135,020,541          $      0     $142,249,202
Cash...........................................         289,160                 12,754                 0          301,914
Receivable for:
   Fund shares sold............................               0                276,392                 0          276,392
   Securities Sold.............................               0              2,904,681                 0        2,904,681
   Futures variation margin....................               0                      0                 0                0
   Dividends and interest......................           7,212                191,656                 0          198,868
   Foreign taxes...............................          28,657                112,783                 0          141,440
   Collateral for securities loaned............               0              7,804,915                 0        7,804,915
Prepaid expense................................               0                      0                 0                0
                                                    -----------           ------------          --------     ------------
      Total assets.............................       7,553,690            146,323,722                 0      153,877,412
                                                    -----------           ------------          --------     ------------
Liabilities
  Payable for:
   Securities purchased........................          14,416              6,543,631                 0        6,558,047
   Fund shares redeemed........................          59,282                 48,660                 0          107,942
   Open forward currency contracts--net........               0                      0                 0                0
   Return of collateral for securities loaned..               0              7,804,915                 0        7,804,915
   Foreign taxes...............................             751                 13,711                 0           14,462
Accrued expenses:
   Management fees.............................           3,166                 19,964                 0           23,130
   Administrative fees.........................           1,900                                                     1,900
   Service and distribution fees...............               0                  3,030                 0            3,030
   Directors fees..............................               0                  1,331                 0            1,331
   Other expenses..............................               0                 71,325                 0           71,325
                                                    -----------           ------------          --------     ------------
      Total liabilities........................          79,515             14,506,567                 0       14,586,082
                                                    -----------           ------------          --------     ------------
Net Assets.....................................     $ 7,474,175           $131,817,155          $      0     $139,291,330
                                                    ===========           ============          ========     ============
Net assets consist of:
   Capital paid in.............................     $10,145,497           $178,831,656          $      0     $188,977,153
   Undistributed net investment income.........               0              1,626,869                 0        1,626,869
   Accumulated net realized gains (losses).....        (206,860)            (8,340,405)                0       (8,547,265)
   Unrealized appreciation (depreciation) on
    investments and futures contracts..........      (2,464,462)           (40,300,965)                0      (42,765,427)
                                                    -----------           ------------          --------     ------------
      Total....................................     $ 7,474,175           $131,817,155          $      0     $139,291,330
                                                    ===========           ============          ========     ============
Net Assets--Class A............................     $ 7,474,175           $112,325,353          $      0     $119,799,528
                                                    ===========           ============          ========     ============
Net Assets--Class B............................             n/a           $  9,653,534                 0        9,653,534
                                                    ===========           ============          ========     ============
Net Assets--Class E............................             n/a           $  9,838,268          $      0     $  9,838,268
                                                    ===========           ============          ========     ============
Capital shares outstanding--Class A............         516,094             15,463,773           513,407(a)    16,493,274
                                                    ===========           ============          ========     ============
Capital shares outstanding--Class B............             n/a              1,344,801                          1,344,801
                                                    ===========           ============          ========     ============
Capital shares outstanding--Class E............             n/a              1,357,553                0 (a)     1,357,553
                                                    ===========           ============          ========     ============
Net Asset Value and Offering Price Per Share--
 Class A.......................................     $     14.48           $       7.26                --     $       7.26
                                                    ===========           ============          ========     ============
Net Asset Value and Offering Price Per Share--
 Class B.......................................             n/a           $       7.18                       $       7.18
                                                    ===========           ============          ========     ============
Net Asset Value and Offering Price Per Share--
 Class E.......................................             n/a           $       7.25                --     $       7.25
                                                    ===========           ============          ========     ============
--------
  * Identified cost of investments.............     $ 9,696,419           $175,319,079          $     --      185,015,498

                       See notes to financial statements

                           Metropolitan Series Fund

                  COMBINED PRO FORMA STATEMENT OF OPERATIONS

              For the period ended December 31, 2002 (UNAUDITED)

                                                               Metropolitan
                                             General American  Series Fund     Adjustments
                                             Capital Company  Morgan Stanley (References are
                                              International     EAFE Index    to Pro Forma     Pro Forma
                                                Index Fund      Portfolio      Footnotes)      Combined
                                             ---------------- -------------- --------------- ------------
Investment Income
   Dividend Income(1).......................   $   158,467     $  2,525,174     $      0     $  2,683,641
   Interest income(2).......................         3,142          110,362            0          113,504
                                               -----------     ------------     --------     ------------
                                                   161,609        2,635,536            0        2,797,145
Expenses
   Management fees..........................        39,932          366,564      (15,973)(b)      390,523
   Service and distribution fees............             0           20,928            0           20,928
   Administrative fee.......................        23,959                0      (23,959)(c)            0
   Directors fees and expenses..............             0           12,639            0           12,639
   Custodian................................             0          490,811          599 (e)      491,410
   Audit and tax services...................             0           18,325            0           18,325
   Legal....................................             0            4,214            0            4,214
   Printing.................................             0           40,422          525 (e)       40,947
   Insurance................................             0            1,535            0            1,535
   Miscellaneous expenses...................             0           26,551            0           26,551
                                               -----------     ------------     --------     ------------
       Total Expenses.......................        63,891          981,989      (38,808)       1,007,072
   Expense Reductions.......................            --          (64,514)          --          (64,514)
                                               -----------     ------------     --------     ------------
   Net investment income....................        97,718        1,718,061       38,808        1,854,587
                                               -----------     ------------     --------     ------------
Realized and Unrealized Gain (Loss) on
  Investments
   Net realized gain (loss) on investments..      (143,986)      (5,293,509)           0       (5,437,495)
   Net realized gain (loss) on foreign
     currency transactions..................        (2,077)         (76,310)           0          (78,387)
   Net realized gain (loss) on futures
     transactions...........................             0                0            0                0
                                               -----------     ------------     --------     ------------
       Net realized gain (loss) on
         investments, foreign currency,
         and futures transactions...........      (146,063)      (5,369,819)           0       (5,515,882)
   Net unrealized appreciation
     (depreciation) on investments..........    (1,225,749)     (17,757,705)           0      (18,983,454)
   Net unrealized appreciation
     (depreciation) on foreign currency
     transactions...........................         4,101           (5,211)           0           (1,110)
   Net unrealized appreciation
     (depreciation) on futures
     transactions...........................             0                0            0                0
                                               -----------     ------------     --------     ------------
   Net unrealized gain (loss) on
     investments, foreign currency, and
     futures transactions...................    (1,221,648)     (17,762,916)           0      (18,984,564)
                                               -----------     ------------     --------     ------------
   Net gain (loss)..........................    (1,367,711)     (23,132,735)                  (24,500,446)
Net increase (decrease) in Net Assets from
  Operations................................   $(1,269,993)    $(21,414,674)    $ 38,808     $(22,645,859)
                                               ===========     ============     ========     ============
--------
   (1) Net of foreign taxes of..............   $    19,549     $    295,791     $      0     $    315,340
   (2) Includes income on securities
      loaned of.............................   $         0     $     55,585     $      0     $     55,585

         Notes to Pro Forma Combining Financial Statements (Unaudited)

                               December 31, 2002

Introductory Paragraph

   The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of General American Capital Company's International Index Fund ("International Index Fund") in exchange for shares of Metropolitan Series Fund's Morgan Stanley EAFE Index Portfolio ("EAFE Index Portfolio") at net asset value. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity, EAFE Index Portfolio, and the results of operations of EAFE Index Portfolio for pre-combination periods will not be restated.

   The pro forma unaudited combining statements of assets and liabilities and portfolio of investments reflect the financial position of the International Index Fund and EAFE Index Portfolio, as though the reorganization occurred as of December 31, 2002. The pro forma unaudited statement of operations reflects the results of operations of each of the merged funds for the period ended December 31, 2002 as though the reorganization occurred as of the beginning of the period.

   The pro forma combining statements should be read in conjunction with the financial statements and financial highlights for the International Index Fund and EAFE Index Portfolio, which are incorporated by reference in the Statement of Additional Information.

Investment Security Valuation

   Debt securities (other than short term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by independent pricing services selected by the adviser or relevant subadviser pursuant to authorization of the Board. Short term obligations with a remaining maturity of sixty days or less are stated at amortized cost value which approximates fair market value.

   Equity securities traded on a national securities exchange or exchanges or the NASDAQ National Market System are valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or exchanges or on the NASDAQ National Market System for which there is no reported sale during the day, are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board of Directors or its delegates. If no closing price is available, then such securities are valued by using the last reported bid price. Equity securities traded over-the-counter are valued at the last reported sales price. Other equity securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are valued at fair value as determined in good faith by the Funds' adviser or subadviser acting under the supervision of the Board of Directors, although the actual calculations may be made by a pricing service selected by the Funds' adviser or subadviser and approved by the Board.

   Securities traded primarily on an exchange outside of the United States which closes before the close of the New York Stock Exchange generally will be valued at the last sales price on that non-U.S. exchange, except when an occurrence after closing of that exchange is likely to have materially changed such security's value as determined by a subadviser or adviser. The adviser or subadviser may value the security in good faith, acting under the supervision of the Board, although the actual calculations may be made by a pricing service selected by the adviser or relevant subadviser and approved by the Board. Securities traded primarily on an exchange outside of the United States for which there is no reported sale during the day, are valued at the mean between the last reported bid and asked prices.

   Forward foreign currency exchange contracts are valued based on the mean between closing bid and ask prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

   Options, whether on securities, indices, or futures contracts, are valued at the last sales price available as of the close of business on the day of valuation or, if no sale, at the mean between the bid and asked prices. Options on currencies are valued at the spot price each day. As a general matter, futures contracts are marked-to-market daily. The value of futures contracts will be the sum of the margin deposit plus or minus the difference between the value of the futures contract on each day the net asset value is calculated and the value on the date the futures contract originated, value being that established on a recognized commodity exchange, or by reference to other customary sources, with gain or loss being realized when the futures contract closes or expires.

Estimates and Assumptions

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Federal taxes

   Each Fund, which is a separate taxable entity, intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its taxable income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

  Note a

   Reflects change in shares outstanding due to the issuance of Class A shares of EAFE Index Portfolio in exchange for Class A Shares of International Index Fund based upon the net asset value of the EAFE Index Portfolio Class A shares at December 31, 2002.

  Note b

   Reflects the EAFE Index Portfolio's investment advisory fee rate of 0.30%.

  Note c

   Reflects reclassification of certain balances to conform to the EAFE Index Portfolio's expense structure.

  Note d

   No realignment of the portfolio is expected in connection with the Merger.

  Note e

   Reflects adjustment for estimated costs arising from the Merger.

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